UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-0792

CNI Charter Funds
(Exact name of registrant as specified in charter)

400 North Roxbury Drive
Beverly Hills, CA 90210
 (Address of principal executive offices) (Zip code)

SEI Investments Distributors
1 Freedom Valley Drive
Oaks, PA 19456
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-889-0799

Date of fiscal year end: September 30, 2012

Date of reporting period: March 31, 2012

Item 1.	Reports to Stockholders.

CNI CHARTER FUNDS

2012 Semi-Annual Report

MARCH 31, 2012

This report and the financial statements contained herein are provided for the general information of the shareholders of CNI Charter Funds. This report is not authorized for distribution to prospective investors in CNI Charter Funds unless preceded or accompanied by an effective prospectus. Please remember that past performance is no guarantee of future results.

Shares of CNI Charter Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency and involve investment risks, including the possible loss of the principal amount invested.

TABLE OF CONTENTS

CNI Charter Funds Semi-Annual Report

2	Letter to Our Shareholders
4	Schedule of Investments
62	Statements of Assets and Liabilities
66	Statements of Operations
70	Statements of Changes in Net Assets
76	Financial Highlights
80	Notes to Financial Statements
90	Disclosure of Fund Expenses

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. The Funds’ Form N-Q filings are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most current Form N-Q filing is also available on the Funds’ website at www.cnicharterfunds.com and without charge, upon request, by calling 1-888-889-0799.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the Funds’ portfolio securities, and information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available (1) without charge, upon request, by calling 1-888-889-0799, (2) on the Funds’ website at www.cnicharterfunds.com, and (3) on the Securities and Exchange Commission’s website at www.sec.gov.

CNI CHARTER FUNDS | PAGE 1

letter to our shareholders
March 31, 2012

Dear Shareholder,

This semi-annual report covers the six-month period ended March 31, 2012. After a very difficult summer, global equity markets began a sharp rally in early October that carried nearly through the entire first quarter of 2012. Among the major catalysts for the rally was a marked pickup in job growth in the United States, increased support from the European Central Bank (ECB) for the beleaguered European banking system, and depressed equity valuation levels after the sharp selloff in August and September of last year. As we entered 2012, the United States continued to demonstrate better-than-expected strength in employment, consumer spending, and manufacturing activity.

Despite the improved tone of U.S. economic data, interest rates remained at exceptionally low levels. The yield on the bellwether 10-Year U.S. Treasury Note inched up from 1.92% in early October to 2.21% at the end of March, higher but still low relative to its 50-year history. While some economists raised their 2012 GDP growth forecasts after analyzing the early year data, most would still characterize the U.S. economic performance in the first quarter as sluggish. As a result, the Federal Open Market Committee reiterated its resolve to maintain its accommodative policy stance, implying that short-term interest rates are likely to remain at low levels for the foreseeable future.

Below is a summary of the performance of CNI Charter Funds for the six months ended March 31, 2012. Returns shown are for the class indicated. Other classes would have different returns.

MONEY MARKET FUNDS

In a market characterized by near-zero short term interest rates, we continue to waive a substantial amount of our fees to produce positive returns for investors. The three CNI Charter Money Market Funds’ results for the past six months are as follows:

•
The Government Money Market Fund, Institutional Class provided a total return of 0.01%, matching the Lipper Institutional U.S. Government Money Market peer group average in the six-month period, while the return of the iMoneyNet Government Institutional Money Market Index was 0.00%.

•
The Prime Money Market Fund, Institutional Class returned 0.01% over this period. The iMoneyNet Prime Institutional Money Market Index and Lipper Institutional Money Market Funds peer group average return was 0.03%. In keeping with its high quality mandate, the Fund had eliminated all exposure to European bank debt by early October.

•
The California Tax Exempt Money Market Fund, Institutional Class also produced a return of 0.01%; the iMoneyNet State Specific Institutional-CA Average over this period was 0.00% while the Lipper California Tax-Exempt Money Market peer group average was 0.02%.

BOND FUNDS

All of our bond portfolios generated positive performance over the last two quarters:

•
The Limited Maturity Fixed Income Fund, Institutional Class returned 0.94% over the six-month period, providing a healthy premium over the 0.11% return of the BofA Merrill Lynch 1-3 Year U.S. Treasury Index.

•	The Government Bond Fund, Servicing Class posted a modest 0.06% return, compared to the Barclays Capital U.S. 1-5 Year Government Bond Index return of 0.31%.

•
The Corporate Bond Fund, Servicing Class returned 3.28%, which outpaced the 2.72% return of the Barclays Capital U.S. Corporate 1-5 Year A3 or Higher Index, with 2% Issuer Constraint and ranked in the upper quartile of Lipper’s Short-Intermediate Grade Debt peer group average.

•
The California Tax Exempt Bond Fund, Servicing Class returned 2.29%, closely tracking the Barclays Capital CA Intermediate-Short Municipal Bond Index return of 2.36%, and ahead of the 2.00% return posted by the Lipper CA Short-Intermediate Municipal Debt Objective peer group average.

•	The Full Maturity Fixed Income Fund, Institutional Class posted a return of 1.45%, nearly matching the 1.46% return of the Barclays Capital U.S. Intermediate Government/Credit Bond Index.

•
The High Yield Bond Fund, Servicing Class returned 10.45% while the Citigroup High Yield Market Capped Index returned 12.01%, benefitting from improving confidence about the investment outlook and the search for high income-producing investments.

CNI CHARTER FUNDS | PAGE 2

ABSOLUTE RETURN FUND

Our Multi-Asset Fund, Servicing Class, designed to provide stable performance in excess of inflation, returned 6.73% in the six-month period while its primary benchmark, the Barclays Capital U.S. TIPS Index, returned 3.57%. The average return for the Lipper Absolute Return Fund category was 2.49% and the CNI Charter Multi-Asset Fund ranked in the upper 16th percentile of the Lipper peer group for the half-year period.

EQUITY FUNDS

Reflecting the recovery in stock prices since the most recent low point on October 3, 2011, the six-month period ended March 31, 2012 produced returns as follows:

•
The Diversified Equity Fund, Institutional Class returned 23.10% in the six-month period, trailing the S&P 500 Index’s return of 25.89%. As previously noted, we added a third manager to the Fund’s lineup in March and reduced the positions of the existing managers in order to seek to improve relative performance.

•	The Large Cap Value Equity Fund, Servicing Class posted a six-month return of 22.48%, which trailed the S&P 500 Value Index’s return of 27.64%.

•	The Large Cap Growth Equity Fund, Servicing Class returned 25.82%, ahead of the benchmark S&P 500 Growth Index, which returned 24.40%.

•	The Socially Responsible Equity Fund, Institutional Class returned 21.74%, while the MSCI KLD 400 Social Index returned 24.22%.

We are grateful for the trust you have placed in us as evidenced by your investment in the CNI Charter Funds. We believe that our portfolio of Fund and sub-advisor strategies is capable of meeting the objectives of a variety of investors irrespective of the economic and investment challenges that lie ahead.

Sincerely,

Bruce D. Simon, CFA
President & Chief Investment Officer
City National Asset Management, Inc.

CNI CHARTER FUNDS | PAGE 3

schedule of investments
March 31, 2012 (Unaudited)

Government Money Market Fund

Description	Face Amount(000)	Value (000)
U.S. Government Agency Obligations [37.3%]
FAMC DN (A)
0.080%, 04/03/12	$25,000	$25,000
0.090%, 04/23/12	19,500	19,499
0.140%, 04/25/12	48,000	47,996
0.130%, 05/03/12	20,000	19,998
0.120%, 05/22/12	18,300	18,297
0.085%, 06/01/12	24,850	24,846
0.145%, 07/13/12	35,000	34,985
0.130%, 08/01/12	25,000	24,989
0.150%, 08/23/12	24,000	23,986
0.130%, 09/28/12	30,000	29,980
0.160%, 11/08/12	30,000	29,971
0.135%, 12/21/12	20,000	19,980
0.196%, 02/01/13	50,000	49,917
FFCB
0.250%, 07/02/12	24,400	24,399
FFCB DN (A)
0.050%, 04/06/12	30,000	30,000
FHLB
0.250%, 04/04/12	17,100	17,100
0.130%, 05/15/12	15,000	15,000
0.260%, 07/06/12	25,000	25,000
0.200%, 07/18/12(B)	20,000	20,000
0.250%, 07/25/12	14,190	14,194
0.330%, 08/08/12	20,000	20,000
0.875%, 08/22/12	20,000	20,056
0.230%, 08/28/12	20,000	20,006
0.170%, 01/24/13	23,000	23,000
0.160%, 02/08/13	10,000	9,992
FHLB DN (A)
0.130%, 04/18/12	27,350	27,348
0.075%, 04/25/12	35,000	34,998
0.090%, 05/01/12	25,000	24,998
0.130%, 08/01/12	39,800	39,782
0.180%, 10/03/12	20,000	19,982
FHLMC
5.125%, 07/15/12	25,000	25,359

Description	Face Amount(000)	Value (000)
0.202%, 08/10/12(B)	$20,000	$20,001
0.375%, 11/30/12	25,000	25,030
FHLMC DN (A)
0.060%, 05/15/12	25,000	24,998
0.070%, 06/04/12	15,000	14,998
0.120%, 06/06/12	28,331	28,325
0.120%, 06/12/12	20,000	19,995
0.140%, 08/06/12	30,010	29,996
0.120%, 09/18/12	12,000	11,993
0.159%, 10/01/12	40,873	40,840
FICO STRIP PO
0.190%, 04/05/12(A)	14,445	14,445
FNMA DN (A)
0.020%, 04/02/12	75,000	75,000
0.180%, 05/01/12	17,000	16,997
0.115%, 05/21/12	9,000	8,999
0.120%, 06/11/12	10,400	10,398
0.080%, 06/18/12	20,000	19,996
Total U.S. Government Agency Obligations (Cost $1,142,669)		1,142,669
Corporate Bonds [4.9%]
Banks [2.5%]
Bank of America, FDIC Insured, MTN
2.100%, 04/30/12	45,000	45,069
0.674%, 06/22/12(B)	9,100	9,107
Citibank
0.557%, 05/07/12(B)	7,800	7,804
Huntington National Bank
0.888%, 06/01/12(B)	12,330	12,342
Total Banks		74,322
Financial Services [1.2%]
General Electric Capital, FDIC Insured, MTN
2.000%, 09/28/12	30,000	30,265
0.473%, 05/08/12(B)	7,820	7,821
Total Financial Services		38,086
Investment Banker/Broker Dealer [1.2%]
Citigroup Funding
2.125%, 07/12/12	25,000	25,138
1.875%, 11/15/12	11,272	11,390
Total Investment Banker/Broker Dealer		36,528
Total Corporate Bonds (Cost $148,936)		148,936

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 4

schedule of investments
March 31, 2012 (Unaudited)

Government Money Market Fund (continued)

Description	Face Amount(000)	Value (000)
Municipal Bonds [2.0%]
California [0.9%]
California Statewide, Communities Development Authority, Fairway Family Apartments Project, Ser PP, RB, FNMA (B) (C)
0.180%, 04/05/12	$8,000	$8,000
Hayward California, RB, FNMA (B)
0.190%, 04/05/12	10,000	10,000
Sacramento County, Housing Authority, Ashford Heights Apartments Project, Ser H, RB, FNMA (B) (C)
0.190%, 04/05/12	9,000	9,000
Total California		27,000
Texas [0.8%]
Houston, Housing Finance, Regency Park Apartments Project, RB, FNMA (B) (C)
0.240%, 04/04/12	13,800	13,800
Texas State, Department of Housing & Community Affairs, Idlewilde Apartments Project, RB, FNMA (B) (C)
0.220%, 04/05/12	13,935	13,935
Total Texas		27,735
Washington [0.3%]
Washington State, Housing Finance Commission, Vintage Spokane Project, Ser A, RB, FNMA (B) (C)
0.230%, 04/05/12	8,000	8,000
Total Municipal Bonds (Cost $62,735)		62,735

U.S. Government Related Securities [16.4%]
Straight-A Funding
0.190%, 04/10/12	50,000	49,998
0.190%, 04/11/12	50,038	50,035
0.190%, 04/12/12	62,000	61,996
0.190%, 04/16/12	28,409	28,407
0.180%, 05/01/12	32,868	32,863
0.180%, 05/08/12	50,000	49,991
0.180%, 05/10/12	30,041	30,035
0.180%, 05/14/12	69,049	69,034
0.180%, 06/04/12	27,359	27,350

Description	Face Amount (000)/Shares	Value (000)
0.180%, 06/08/12	$21,069	$21,062
0.180%, 06/25/12	41,983	41,965
0.130%, 04/09/12	10,000	10,000
0.110%, 04/04/12	30,000	30,000
Total U.S. Government Related Securities (Cost $502,736)		502,736
U.S. Treasury Obligation [0.3%]
U.S. Treasury Bill 0.085%, 05/10/12 (A)	10,000	9,999
Total U.S. Treasury Obligation (Cost $9,999)		9,999
Short-Term Investment [15.4%]
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.050%*	470,900,192	470,900
Total Short-Term Investment (Cost $470,900)		470,900
Repurchase Agreements (D) [23.7%]
Bank of America
0.050%, dated 03/30/12, repurchased on 04/02/12, repurchase price $425,001,771 (collateralized by various U.S. Government obligations, ranging in par value $35,943,000 - $138,708,000, 0.000% - 6.250%, 09/19/12 - 07/15/32; with total market value $433,500,942)	425,000	425,000
Barclays
0.080%, dated 03/30/12, repurchased on 04/02/12, repurchase price $75,000,500 (collateralized by a U.S. Treasury Note, par value $76,740,300, 0.125%, 12/31/13; with total market value $78,500,031)	75,000	75,000

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 5

schedule of investments
March 31, 2012 (Unaudited)

Government Money Market Fund (concluded)

Description	Face Amount (000)	Value (000)
Deutsche Bank
0.100%, dated 03/30/12, repurchased on 04/02/12, repurchase price $150,001,250 (collateralized by various U.S. Government obligations, ranging in par value $13,095,000 - $97,950,000, 0.000% - 5.000%, 06/29/12 - 03/05/32; with total market value $153,000,593)	$150,000	$150,000
Goldman Sachs
0.080%, dated 03/30/12, repurchased on 04/02/12, repurchase price $75,000,500 (collateralized by various FNMA obligations, ranging in par value $23,755,000 - $51,393,000, 1.250% - 3.630%, 02/27/14 - 09/06/16; with total market value $76,500,650)	75,000	75,000
Total Repurchase Agreements (Cost $725,000)		725,000
Total Investments [100.0%] (Cost $3,062,975)		$3,062,975

Percentages are based on Net Assets of $3,063,545 ($ Thousands).

*	The rate reported is the 7-day effective yield as of March 31, 2012.

(A)	Zero coupon security. The rate reported is the effective yield at time of purchase.

(B)	Floating Rate Security — The rate reported is the rate in effect on March 31, 2012.

(C)	Put and Demand Feature — The date reported is the next reset date or put date.

(D)	Tri-Party Repurchase Agreement.

DN — Discount Note

FAMC — Federal Agriculture Mortgage Corporation

FDIC Insured — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Fair Isaac Corporation

FNMA — Federal National Mortgage Association

MTN — Medium Term Note

PO — Principal Only

RB — Revenue Bond

Ser — Series

STRIP — Separate trading of registered interest and principal of securities.

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$1,142,669	$—	$1,142,669
Corporate Bonds	—	148,936	—	148,936
Municipal Bonds	—	62,735	—	62,735
U.S. Government Related Securities	—	502,736	—	502,736
U.S. Treasury Obligation	—	9,999	—	9,999
Short-Term Investment	470,900	—	—	470,900
Repurchase Agreements	—	725,000	—	725,000
Total Investments in Securities	$470,900	$2,592,075	$—	$3,062,975

For the period ended March 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 6

schedule of investments
March 31, 2012 (Unaudited)

Prime Money Market Fund

Description	Face Amount (000)	Value (000)
Commercial Paper [51.3%]
Banks [20.2%]
Australia & New Zealand Banking Group (A)
0.220%, 05/31/12	$10,000	$9,996
0.210%, 06/08/12	10,000	9,996
Bank of Montreal
0.140%, 04/02/12	25,000	25,000
Bank of Nova Scotia
0.315%, 09/10/12	10,000	9,986
BNZ International Funding (A)
0.392%, 04/22/12	20,000	20,000
0.250%, 05/04/12	10,000	9,998
Commonwealth Bank of Australia (A)
0.517%, 06/22/12	10,000	9,999
0.180%, 04/26/12	10,000	9,999
Korea Development Bank
0.591%, 05/10/12	15,000	14,990
0.551%, 06/04/12	10,000	9,990
0.490%, 04/02/12	10,000	10,000
National Australia Funding Delaware (A)
0.280%, 04/02/12	10,000	10,000
0.240%, 06/04/12	10,000	9,996
Sumitomo Corp of America
0.420%, 04/10/12	15,000	14,998
0.370%, 05/02/12	10,000	9,997
0.350%, 06/05/12	10,000	9,994
Sumitomo Mitsui Banking (A)
0.370%, 06/04/12	10,000	9,993
0.280%, 04/18/12	10,000	9,999
Sumitomo Trust & Banking NY (A)
0.240%, 05/18/12	15,000	14,995
Total Banks		229,926

Description	Face Amount (000)	Value (000)
Computer System Design & Services [1.1%]
Dell (A)
0.200%, 04/09/12	$12,500	$12,500
Financial Services [13.0%]
American Honda Finance
0.140%, 04/03/12	10,000	10,000
BTM Capital (A)
0.350%, 04/13/12	14,000	13,998
0.330%, 04/05/12	15,000	15,000
CAFCO (A)
0.200%, 04/11/12	5,000	5,000
Caisse Centrale Desjardins du Quebec (A)
0.190%, 04/10/12	15,000	14,999
0.185%, 06/12/12	10,000	9,996
0.165%, 05/14/12	10,000	9,998
Caterpillar Financial Services
0.120%, 04/12/12	10,000	10,000
General Electric Capital
0.391%, 05/16/12	10,000	9,995
0.240%, 06/26/12	15,000	14,991
Toyota Financial Services de Puerto Rico
0.350%, 05/04/12	10,000	9,997
0.340%, 07/05/12	10,000	9,991
Toyota Motor Credit
0.361%, 08/10/12	15,000	14,980
Total Financial Services		148,945
Import/Export [3.0%]
Mitsui & USA
0.220%, 04/10/12	15,000	15,000
0.220%, 04/11/12	9,000	9,000
0.220%, 05/01/12	10,000	9,998
Total Import/Export		33,998
Instruments-Controls [1.3%]
Honeywell International (A)
0.160%, 06/28/12	15,000	14,994
Investment Banker/Broker Dealer [6.1%]
AllianceBernstein (A)
0.300%, 04/20/12	15,000	14,998
0.260%, 06/05/12	10,000	9,995
0.230%, 05/07/12	10,000	9,998

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 7

schedule of investments
March 31, 2012 (Unaudited)

Prime Money Market Fund (continued)

Description	Face Amount(000)	Value (000)
Macquarie Bank (A)
0.360%, 04/16/12	$10,000	$9,998
0.360%, 04/23/12	15,000	14,997
0.350%, 04/27/12	10,000	9,997
Total Investment Banker/Broker Dealer		69,983
Miscellaneous Manufacturing [1.8%]
Fairway Finance (A)
0.120%, 04/02/12	9,238	9,238
Liberty Street Funding (A)
0.130%, 04/30/12	9,400	9,399
MetLife Short Term Funding (A)
0.150%, 05/30/12	1,700	1,700
Total Miscellaneous Manufacturing		20,337
Petroleum & Fuel Products [2.2%]
BP Capital Markets (A)
0.300%, 06/05/12	10,000	9,995
0.300%, 07/02/12	15,000	14,988
Total Petroleum & Fuel Products		24,983
Schools [2.6%]
University of California
0.170%, 06/14/12	15,000	14,995
0.160%, 06/13/12	15,000	14,995
Total Schools		29,990
Total Commercial Paper (Cost $585,656)		585,656
Municipal Bonds [3.9%]
California [1.3%]
California State, Ser A-2, RB
2.000%, 06/26/12	15,000	15,056
Illinois [1.3%]
Chicago, Midway Airport Authority, RB, AMT (B) (C) (D)
0.170%, 04/01/12	14,500	14,500
North Carolina [1.3%]
Charlotte, Water and Sewer System, Ser B, RB (C) (D)
0.170%, 04/05/12	15,000	15,000
Total Municipal Bonds (Cost $44,556)		44,556

Description	Face Amount(000)	Value (000)
U.S. Government Related Securities [2.2%]
Straight-A Funding
0.180%, 05/08/12	$10,027	$10,025
0.180%, 05/24/12	5,000	4,999
0.180%, 06/08/12	10,000	9,996
Total U.S. Government Related Securities (Cost $25,020)		25,020
U.S. Government Agency Obligation [0.9%]
FHLMC
0.202%, 08/10/12(C)	10,000	10,001
Total U.S. Government Agency Obligation (Cost $10,001)		10,001
Certificates of Deposit [17.1%]
Banco Del Estado De Chile
0.600%, 04/11/12	9,000	9,000
0.560%, 04/11/12	6,000	6,000
0.500%, 05/03/12	10,000	10,000
0.480%, 06/18/12	10,000	10,000
Bank of America
0.300%, 04/13/12	10,000	10,000
0.500%, 04/16/12	15,000	15,002
0.470%, 05/07/12	10,000	10,000
Bank of Nova Scotia
0.390%, 04/05/12	7,750	7,750
Bank of Tokyo-Mitsubishi UFJ NY
0.540%, 04/30/12	6,000	6,000
Citibank
0.200%, 04/02/12	10,000	10,000
0.200%, 04/30/12	15,000	15,000
National Bank of Canada
0.400%, 07/17/12	11,000	11,000
Norinchukin Bank
0.550%, 04/23/12	10,000	10,000
0.470%, 05/21/12	15,000	15,000
0.460%, 06/01/12	10,000	10,000
Toronto-Dominion Bank
0.150%, 04/20/12	10,000	10,000
0.210%, 08/01/12	10,000	10,000
Westpac Banking
0.332%, 04/16/12	20,000	20,000
Total Certificates of Deposit (Cost $194,752)		194,752

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 8

schedule of investments
March 31, 2012 (Unaudited)

Prime Money Market Fund (concluded)

Description	Shares/Face Amount (000)	Value (000)
Short-Term Investment [8.0%]
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.050%*	91,413,987	$91,414
Total Short-Term Investment (Cost $91,414)		91,414
Repurchase Agreements (E) [16.6%]
Bank of America
0.050%, dated 03/30/12, repurchased on 04/02/12, repurchase price $90,000,375 (collateralized by various U.S. Treasury obligations, ranging in par value $82,547,500 - $8,635,200, 1.000%, 02/07/13 - 04/15/16; with total market value $91,800,031)	$90,000	90,000
Barclays
0.080%, dated 03/30/12, repurchased on 04/02/12, repurchase price $25,000,167 (collateralized by a U.S. Treasury Note, par value $24,728,300, 1.500%, 06/30/16; with total market value $25,500,040)	25,000	25,000
Deutsche Bank
0.100%, dated 03/30/12, repurchased on 04/02/12, repurchase price $50,000,417 (collateralized by a FHLB obligation, par value $49,710,000, 1.375%, 05/28/14; with total market value $51,002,943)	50,000	50,000
Goldman Sachs
0.080%, dated 03/30/12, repurchased on 04/02/12, repurchase price $25,000,167, collateralized by a FHLMC obligation, par value $24,938,000, 1.375% 02/25/14; with total market value $25,500,023)	25,000	25,000
Total Repurchase Agreements (Cost $190,000)		190,000
Total Investments [100.0%] (Cost $1,141,399)		$1,141,399

Percentages are based on Net Assets of $1,141,370 ($ Thousands).

*	The rate reported is the 7-day effective yield as of March 31, 2012.

(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2012, the value of these securities amounted to $336,759 (000), representing 29.5% of the net assets of the Fund.

(B)	Securities are held in conjunction with a letter of credit from a major bank or financial institution.

(C)	Floating Rate Security — The rate reported is the rate in effect on March 31, 2012.

(D)	Put and Demand Feature — The date reported is the next reset date or put date.

(E)	Tri-Party Repurchase Agreement.

AMT — Alternative Minimum Tax (subject to)

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

RB — Revenue Bond

Ser — Series

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments carried at value ($ Thousands) in accordance with ASC 820:

Investments in Securities	Level 1	Level 2	Level 3	Total
Commercial Paper	$—	$585,656	$—	$585,656
Municipal Bonds	—	44,556	—	44,556
U.S. Government Related Securities	—	25,020	—	25,020
U.S. Government Agency Obligation	—	10,001	—	10,001
Certificates of Deposit	—	194,752	—	194,752
Short-Term Investment	91,414	—	—	91,414
Repurchase Agreements	—	190,000	—	190,000
Total Investments in Securities	$91,414	$1,049,985	$—	$1,141,399

For the period ended March 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 9

schedule of investments
March 31, 2012 (Unaudited)

California Tax Exempt Money Market Fund

Description	Face Amount (000)	Value (000)
Municipal Bonds [86.6%]
California [85.0%]
Bay Area Toll Authority, Ser A-2, RB (A) (B) (C)
0.150%, 04/05/12	$5,000	$5,000
Bay Area Toll Authority, Ser C-1, RB (A) (B) (C)
0.150%, 04/05/12	19,445	19,445
Bay Area Toll Authority, Ser C-1, RB (A) (B) (C)
0.150%, 04/05/12	23,350	23,350
Bay Area Toll Authority, Ser C-2, RB (A) (B) (C)
0.150%, 04/05/12	4,190	4,190
California State, Department of Water Resources, Ser A, RB (D)
Pre-Refunded @ 101
5.375%, 05/01/12	10,000	10,142
California State, Economic Recovery Project, Ser C-1, GO (A) (B) (C)
0.180%, 04/01/12	19,715	19,715
California State, Health Facilities Financing Authority, RB (A) (C)
0.177%, 04/04/12	10,885	10,885
California State, Health Facilities Financing Authority, RB (A) (B) (C)
0.170%, 04/04/12	6,750	6,750
California State, Health Facilities Financing Authority, Ser A, RB (A) (B) (C)
0.170%, 04/04/12	1,800	1,800
California State, Health Facilities Financing Authority, Ser B, RB (A) (B) (C)
0.180%, 04/04/12	15,955	15,955

Description	Face Amount (000)	Value (000)
California State, Health Facilities Financing Authority, Ser C, RB (A) (B) (C)
0.180%, 04/04/12	$9,125	$9,125
California State, Infrastructure & Economic Development Authority, Pacific Gas & Electric Project, Ser D, RB (A) (B) (C)
0.120%, 04/01/12	14,325	14,325
California State, Kindergarten Project, Ser A-2, GO (A) (B) (C)
0.200%, 04/01/12	24,550	24,550
California State, Kindergarten Project, Ser A-3, GO (A) (B) (C)
0.180%, 04/01/12	7,600	7,600
California State, Kindergarten Project, Ser A-8, GO (A) (B) (C)
0.170%, 04/05/12	29,400	29,400
California State, Kindergarten Project, Ser B-2, GO (A) (B) (C)
0.200%, 04/01/12	1,300	1,300
California State, Kindergarten Project, Ser B-5, GO (A) (B) (C)
0.180%, 04/05/12	9,200	9,200
California State, Ser A-1, GO (A) (B) (C)
0.150%, 04/04/12	5,000	5,000
California State, Ser A-2, GO (A) (B) (C)
0.160%, 04/01/12	5,100	5,100
California State, Ser A-2, GO (A) (B) (C)
0.140%, 04/04/12	7,000	7,000
California State, Ser A-2, RB
2.000%, 06/26/12	21,000	21,079
California State, Ser B-1, GO (A) (B) (C)
0.200%, 04/01/12	7,575	7,575
California State, Ser B-4, GO (A) (B) (C)
0.160%, 04/04/12	15,000	15,000
California Statewide, Communities Development Authority, RB (A) (C)
0.180%, 04/04/12	5,000	5,000
California Statewide, Communities Development Authority, Masters College Project, Ser A, RB (A) (B) (C)
0.170%, 04/05/12	3,000	3,000

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 10

schedule of investments
March 31, 2012 (Unaudited)

California Tax Exempt Money Market Fund (continued)

Description	Face Amount(000)	Value (000)
California Statewide, Communities Development Authority, Ser D, RB (A) (C)
0.180%, 04/04/12	$21,500	$21,500
East Bay, Municipal Utility District, Ser A-1, RB (A) (C)
0.140%, 04/04/12	21,885	21,885
Eastern Municipal Water District, Ser B, COP (A) (C)
0.140%, 04/04/12	10,000	10,000
Eastern Municipal Water District, Ser D, COP (A) (C)
0.150%, 04/04/12	22,375	22,375
Elsinore Valley, Municipal Water District, Ser A, COP (A) (B) (C)
0.160%, 04/04/12	3,485	3,485
Elsinore Valley, Municipal Water District, Ser B, COP (A) (B) (C)
0.150%, 04/04/12	14,700	14,700
Glendale, Police Building Project, COP (A) (C)
0.200%, 04/05/12	19,400	19,400
Hayward California, RB, FNMA (A) (C)
0.190%, 04/05/12	10,000	10,000
Irvine, Improvement Board, Act 1915 Project, District #97-16, COP (A) (B) (C)
0.150%, 04/01/12	3,500	3,500
Irvine, Improvement Board, Act 1915 Project, District #97-17, SAB (A) (B) (C)
0.150%, 04/01/12	7,150	7,150
Long Beach, TRAN
2.000%, 09/28/12	7,000	7,059
Los Angeles County, Metropolitan Transportation Authority, RB (A) (B) (C)
0.150%, 04/05/12	2,000	2,000
Los Angeles County, Metropolitan Transportation Authority, Ser A1, RB (A) (C)
0.200%, 04/05/12	10,785	10,785
Los Angeles County, Metropolitan Transportation Authority, Ser C2, RB (A) (B) (C)
0.150%, 04/05/12	9,325	9,325
Los Angeles County, Metropolitan Transportation Authority, Ser C4, RB, FGIC (A) (B) (C)
0.170%, 04/05/12	2,400	2,400

Description	Face Amount(000)	Value (000)
Los Angeles, Department of Water & Power, Ser A-3, RB (A) (C)
0.150%, 04/05/12	$2,500	$2,500
Los Angeles, Department of Water & Power, Ser B-2, RB (A) (C)
0.170%, 04/01/12	10,100	10,100
Los Angeles, Department of Water & Power, Ser B-3, RB (A) (C)
0.180%, 04/01/12	9,360	9,360
Los Angeles, Department of Water & Power, Ser B-4, RB (A) (C)
0.150%, 04/05/12	14,075	14,075
Metropolitan Water District of Southern California, Ser A-1, RB (A) (C)
0.190%, 04/05/12	10,000	10,000
Metropolitan Water District of Southern California, Ser A-2, RB (A) (C)
0.190%, 04/05/12	11,000	11,000
Metropolitan Water District of Southern California, Ser A-3, RB (A) (C)
0.190%, 04/05/12	10,000	10,000
Modesto, Water Revenue, Ser A, RB (A) (B) (C)
0.200%, 04/05/12	4,800	4,800
Newport Beach, Hoag Memorial Hospital Project, Ser C, RB (A) (C)
0.160%, 04/04/12	14,200	14,200
Oakland-Alameda County, Coliseum Authority, Ser C-1, RB (A) (B) (C)
0.170%, 04/04/12	13,600	13,600
Oakland-Alameda County, Coliseum Authority, Ser C-2, RB (A) (B) (C)
0.170%, 04/04/12	3,300	3,300
Orange County, Water District Authority, Ser A, COP (A) (B) (C)
0.190%, 04/04/12	24,350	24,350
Riverside County, Public Facilities Authority, Ser C, COP (A) (B) (C)
0.150%, 04/04/12	8,000	8,000
Riverside, Water Authority, Ser A, RB (A) (C)
0.260%, 04/05/12	4,915	4,915

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 11

schedule of investments
March 31, 2012 (Unaudited)

California Tax Exempt Money Market Fund (continued)

Description	Face Amount(000)	Value (000)
Sacramento County, Sanitation District Financing Authority, Ser D, RB (A) (B) (C)
0.200%, 04/01/12	$29,875	$29,875
Sacramento County, Sanitation District Financing Authority, Ser E, RB (A) (B) (C)
0.160%, 04/04/12	6,700	6,700
San Diego County, Regional Transportation Commission, Ser B, RB (A) (C)
0.160%, 04/05/12	12,980	12,980
San Diego County, Regional Transportation Commission, Ser D, RB (A) (C)
0.160%, 04/05/12	11,085	11,085
San Francisco City & County, Airports Commission, Ser 37C, RB (A) (B) (C)
0.160%, 04/04/12	10,000	10,000
San Francisco City & County, GO
0.100%, 04/03/12	17,007	17,007
San Francisco City & County, Ser A, GO, AMBAC (D)
Pre-Refunded @ 102
5.000%, 06/15/12	3,460	3,562
Santa Clara County, Financing Authority, VMC Facility Replacement Project, Ser B, RB (A) (C)
0.180%, 04/04/12	9,820	9,820
Santa Clara Valley, Transportation Authority, Ser C, RB (A) (C)
0.170%, 04/05/12	12,000	12,000
Santa Clara Valley, Transportation Authority, Ser C, RB (A) (C)
0.140%, 04/05/12	995	995
Santa Clara Valley, Transportation Authority, Ser D, RB (A) (C)
0.140%, 04/05/12	20,800	20,800
Southern California, Public Power Authority, RB (A) (B) (C)
0.190%, 04/04/12	9,000	9,000
University of California, Regents Medical Center, Ser B-1, RB (A) (C)
0.170%, 04/01/12	16,505	16,505
Total California		747,579

Description	Face Amount(000)	Value (000)
Nebraska [1.0%]
Nebraska State, Educational Finance Authority, RB (A) (B) (C)
0.200%, 04/01/12	$9,010	$9,010
New York [0.6%]
New York City, Transitional Finance Authority Future Tax Secured Revenue, Ser C, RB (B) (C)
0.190%, 04/01/12	5,000	5,000
Total Municipal Bonds (Cost $761,589)		761,589
Commercial Paper [8.8%]
California [8.8%]
California State, Department of Water Resources
0.090%, 04/04/12	4,559	4,559
Los Angeles, Municipal Improvement
0.110%, 06/06/12	10,000	10,000
Orange County
0.130%, 05/03/12	15,000	15,000
Regent of the University of California
0.110%, 06/06/12	20,000	20,000
Sacramento, Municipal Utility District
0.120%, 06/14/12	15,000	15,000
San Diego, Water Authority
0.120%, 06/06/12	13,100	13,100
Total California
Total Commercial Paper (Cost $77,659)		77,659
Total Investments [95.4%] (Cost $839,248)		$839,248

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 12

schedule of investments
March 31, 2012 (Unaudited)

California Tax Exempt Money Market Fund (concluded)

Percentages are based on Net Assets of $880,109 ($ Thousands).

(A)	Put and Demand Feature — The date reported is the next reset or put date.

(B)	Securities are held in conjunction with a letter of credit from a major bank or financial institution.

(C)	Floating Rate Security — The rate reported is the rate in effect on March 31, 2012.

(D)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

AMBAC — American Municipal Bond Assurance Company

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

FNMA — Federal National Mortgage Association

GO — General Obligation

RB — Revenue Bond

SAB — Special Assessment Board

Ser — Series

TRAN — Tax and Revenue Anticipation Note

As of March 31, 2012, all of the Fund’s investments are Level 2.

For the period ended March 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 13

schedule of investments
March 31, 2012 (Unaudited)

Limited Maturity Fixed Income Fund

Description	Face Amount (000)	Value (000)
U.S. Government Agency Obligations [38.5%]
FHLB
5.750%, 05/15/12	$1,750	$1,762
0.875%, 08/22/12	2,000	2,005
FHLMC
4.375%, 07/17/15	1,300	1,454
2.500%, 04/23/14	1,200	1,252
2.125%, 09/21/12	1,750	1,766
FNMA
5.250%, 08/01/12	1,000	1,016
5.000%, 03/15/16	600	694
5.000%, 02/13/17	1,000	1,177
2.750%, 03/13/14	1,300	1,362
0.700%, 09/19/14	545	545
0.500%, 08/09/13	2,000	2,005
Total U.S. Government Agency Obligations (Cost $14,902)		15,038
Corporate Bonds [26.2%]
Banks [13.2%]
ANZ National International
6.200%, 07/19/13	625	656
Bank of America
4.875%, 01/15/13	150	153
Barclays Bank, MTN
2.930%, 04/10/12 (A)	545	529
Citigroup
6.375%, 08/12/14	600	651
Credit Suisse NY, MTN
5.000%, 05/15/13	600	623
Goldman Sachs Group
5.125%, 01/15/15	600	639
JPMorgan Chase, MTN
2.050%, 01/24/14	660	671
Morgan Stanley
5.375%, 10/15/15	600	620

Description	Face Amount(000)	Value (000)
Wachovia
5.750%, 06/15/17	$545	$628
Total Banks		5,170
Computer System Design & Services [1.1%]
Hewlett-Packard
2.950%, 08/15/12	120	121
IBM
4.750%, 11/29/12	165	170
2.100%, 05/06/13	140	142
Total Computer System Design & Services		433
Financial Services [7.8%]
CME Group
5.400%, 08/01/13	625	662
General Electric Capital
2.950%, 05/09/16	545	569
General Electric Capital, MTN
2.000%, 09/28/12	1,000	1,009
HSBC Finance
5.500%, 01/19/16	600	650
John Deere Capital, MTN
5.250%, 10/01/12	150	154
Total Financial Services		3,044
Food, Beverage & Tobacco [0.2%]
PepsiCo
5.150%, 05/15/12	60	60
Investment Banker/Broker Dealer [2.0%]
Merrill Lynch, MTN
5.000%, 01/15/15	600	626
Morgan Stanley
6.600%, 04/01/12	150	150
Total Investment Banker/Broker Dealer		776
Retail [0.4%]
Wal-Mart Stores
5.000%, 04/05/12	170	170
Telephones & Telecommunications [1.5%]
AT&T
2.400%, 08/15/16	545	563
Total Corporate Bonds (Cost $10,127)		10,216

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 14

schedule of investments
March 31, 2012 (Unaudited)

Limited Maturity Fixed Income Fund (continued)

Description	Face Amount(000)	Value (000)
U.S. Treasury Obligations [18.3%]
U.S. Treasury Notes
4.250%, 08/15/15	$3,000	$3,361
4.125%, 08/31/12	1,000	1,016
2.375%, 09/30/14	1,400	1,467
0.250%, 02/28/14	1,300	1,298
Total U.S. Treasury Obligations (Cost $6,953)		7,142
U.S. Government Mortgage-Backed Obligations [6.5%]
FHLMC, Pool G12806
5.500%, 09/01/22	134	145
FHLMC, Pool G18247
5.000%, 04/01/23	90	96
FHLMC, Pool G18251
5.000%, 05/01/23	133	143
FHLMC, Pool G18321
4.500%, 08/01/24	74	79
FHLMC, Pool J04241
5.500%, 01/01/22	70	76
FHLMC, Pool J04459
5.000%, 03/01/22	69	74
FHLMC, Pool J04508
5.000%, 03/01/22	82	89
FHLMC, Pool J07575
5.000%, 04/01/23	76	82
FNMA, Pool 541946
7.500%, 07/01/30	—	1
FNMA, Pool 837196
5.500%, 02/01/21	157	172
FNMA, Pool 933915
4.500%, 06/01/23	148	158
FNMA, Pool 961783
4.500%, 02/01/23	149	159
FNMA REMIC, Ser 2012-1, Cl AE
1.750%, 12/25/21	525	530
FNMA REMIC, Ser 2011-79, Cl GC
2.000%, 12/25/22	725	736
Total U.S. Government Mortgage-Backed Obligations (Cost $2,442)		2,540
Municipal Bonds [6.0%]
California [6.0%]
California State, Ser A2, RB
2.000%, 06/26/12	545	548
Southern California, Public Power Authority, Ser B, RB, AGM, ETM
6.930%, 05/15/17	1,000	1,255

Description	Face Amount (000)/Shares	Value (000)
University of California, RB (A)
1.988%, 06/14/12	$545	$552
Total California		2,355
Total Municipal Bonds (Cost $2,273)		2,355
Sovereign Debt [2.0%]
Province of Ontario, Canada
4.100%, 06/16/14	600	646
1.875%, 11/19/12	125	126
Total Sovereign Debt (Cost $759)		772
Asset-Backed Securities [0.8%]
Mercedes-Benz Auto Receivables Trust, Ser 2009-1, Cl A4
2.430%, 03/15/16	165	168
USAA Auto Owner Trust, Ser 2009-2, Cl A4
2.530%, 07/15/15	135	137
Total Asset-Backed Securities (Cost $300)		305
Short-Term Investment [1.1%]
AIM STIT-Treasury Portfolio, 0.020%*	433,439	433
Total Short-Term Investment (Cost $433)		433
Total Investments [99.4%] (Cost $38,189)		$38,801

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 15

schedule of investments
March 31, 2012 (Unaudited)

Limited Maturity Fixed Income Fund (concluded)

Percentages are based on Net Assets of $39,036 ($ Thousands).

*	The rate reported is the 7-day effective yield as of March 31, 2012.

(A)	Floating Rate Security — The rate reported is the rate in effect on March 31, 2012.

AGM — Assured Guarantee Municipal

Cl — Class

ETM — Escrowed to Maturity

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

MTN — Medium Term Note

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments carried at value ($ Thousands) in accordance with ASC 820:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$15,038	$—	$15,038
Corporate Bonds	—	10,216	—	10,216
U.S. Treasury Obligations	—	7,142	—	7,142
U.S. Government Mortgage-Backed Obligations	—	2,540	—	2,540
Municipal Bonds	—	2,355	—	2,355
Sovereign Debt	—	772	—	772
Asset-Backed Securities	—	305	—	305
Short-Term Investment	433	—	—	433
Total Investments in Securities	$433	$38,368	$—	$38,801

For the period ended March 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 16

schedule of investments
March 31, 2012 (Unaudited)

Government Bond Fund

Description	Face Amount (000)	Value (000)
U.S. Government Mortgage-Backed Obligations [47.2%]
FHLB CMO, Ser 2008-1239, Cl I
4.805%, 08/20/15	$4,383	$4,738
FHLMC REMIC, Ser 2004-2782, Cl HE
4.000%, 09/15/17	19	19
FHLMC REMIC, Ser 2006-R005, Cl AB
5.500%, 12/15/18	909	925
FHLMC REMIC, Ser 2006-R009, Cl AJ
5.750%, 12/15/18	2,657	2,709
FHLMC REMIC, Ser 2007-R010, Cl AB
5.500%, 12/15/19	2,063	2,121
FHLMC REMIC, Ser 2007-R011, Cl AB
5.500%, 12/15/20	3,493	3,598
FHLMC REMIC, Ser 2007-R012, Cl AB
5.500%, 12/15/20	1,101	1,122
FHLMC REMIC, Ser 2007-R013, Cl AB
6.000%, 12/15/21	92	93
FHLMC REMIC, Ser 2011-3805, Cl EK
4.000%, 06/15/40	6,520	6,809
FHLMC REMIC, Ser 2011-3806, Cl UP
4.500%, 02/15/41	7,569	8,270
FHLMC REMIC, Ser 2012-4020, Cl EJ
3.000%, 02/15/42	5,000	5,162
FNMA ARM
2.441%, 03/01/34 (A)	288	306
FNMA REMIC, Ser 2011-144, Cl CE
1.250%, 06/25/35	1,708	1,706
FNMA REMIC, Ser 2011-17, Cl EK
4.000%, 07/25/25	5,372	5,652
FNMA REMIC, Ser 2011-79, Cl GC
2.000%, 12/25/22	6,589	6,687

Description	Face Amount(000)	Value (000)
FNMA REMIC, Ser 2011-99, Cl AV
4.000%, 08/25/24	$7,759	$8,313
FNMA REMIC, Ser 2012-32, Cl DE
3.000%, 12/25/26	8,000	8,350
GNMA
8.000%, 08/15/22	10	11
7.500%, 06/15/24	3	3
7.500%, 05/15/26	3	4
7.500%, 04/15/32	29	33
7.000%, 12/15/16	7	8
6.000%, 01/15/29	5	6
GNMA ARM (A)
1.750%, 04/20/35	407	422
1.625%, 08/20/35	81	84
GNMA CMO, Ser 2010-87, Cl NE
3.000%, 09/20/38	6,987	7,259
GNMA CMO, Ser 2010-99, Cl XJ
3.500%, 08/20/39	7,169	7,558
Total U.S. Government Mortgage-Backed Obligations (Cost $81,435)		81,968
U.S. Government Agency Obligations [40.6%]
Egypt Government AID Bond
4.450%, 09/15/15	8,000	8,988
FAMC, MTN
3.250%, 06/25/14	7,000	7,376
FFCB
1.875%, 12/07/12	8,000	8,091
0.600%, 08/01/13	8,000	8,006
FHLB
3.250%, 09/12/14	3,000	3,196
0.683%, 04/08/14 (A)	8,000	8,040
FNMA
0.700%, 09/19/14	4,000	3,999
Israel Government AID Bond
4.038%, 05/15/20 (B)	15,528	12,701
Tennessee Valley Authority, Ser E
6.250%, 12/15/17	8,000	10,096
Total U.S. Government Agency Obligations (Cost $67,992)		70,493
U.S. Treasury Obligations [8.5%]
U.S. Treasury Notes
1.375%, 05/15/13	5,000	5,062
1.375%, 11/30/15	5,500	5,632
1.250%, 02/15/14	4,000	4,068
Total U.S. Treasury Obligations (Cost $14,548)		14,762

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 17

schedule of investments
March 31, 2012 (Unaudited)

Government Bond Fund (concluded)

Description	Shares	Value (000)
Short-Term Investment [3.5%]
Goldman Sachs Financial Square Funds - Government Fund, 0.040%*	6,163,645	$6,164
Total Short-Term Investment (Cost $6,164)		6,164
Total Investments [99.8%] (Cost $170,139)		$173,387

Percentages are based on Net Assets of $173,734 ($ Thousands).

*	The rate reported is the 7-day effective yield as of March 31, 2012.

(A)	Floating Rate Security — The rate reported is the rate in effect on March 31, 2012.

(B)	Zero coupon security. The rate reported is the effective yield at time of purchase.

AID — Agency for International Development

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

FAMC — Federal Agriculture Mortgage Corporation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

MTN — Medium Term Note

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments carried at value ($ Thousands) in accordance with ASC 820:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Mortgage-Backed Obligations	$—	$81,968	$—	$81,968
U.S. Government Agency Obligations	—	70,493	—	70,493
U.S. Treasury Obligations	—	14,762	—	14,762
Short-Term Investment	6,164	—	—	6,164
Total Investments in Securities	$6,164	$167,223	$—	$173,387

For the period ended March 31, 2012, there have been no significant transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 18

schedule of investments
March 31, 2012 (Unaudited)

Corporate Bond Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [92.6%]
Automotive [0.8%]
Daimler Finance North America
1.875%, 09/15/14 (A)	$1,000	$1,014
Banks [20.2%]
ANZ National Int'l
3.250%, 04/02/12 (A)	2,000	2,000
Bank of America, FDIC Insured, MTN
3.125%, 06/15/12	1,500	1,509
Barclays Bank
6.050%, 12/04/17 (A)	1,000	1,028
Barclays Bank, MTN
2.930%, 03/10/17 (B)	1,950	1,890
Citigroup
5.850%, 08/02/16	980	1,070
5.500%, 02/15/17	250	262
Citigroup Funding, FDIC Insured
2.250%, 12/10/12	2,500	2,535
Countrywide Financial
6.250%, 05/15/16	1,200	1,250
Credit Suisse
5.500%, 08/15/13	1,250	1,313
Deutsche Bank, MTN
3.875%, 08/18/14	853	891
JPMorgan Chase
6.000%, 10/01/17	1,890	2,163

Description	Face Amount(000)	Value (000)
JPMorgan Chase, FDIC Insured
2.125%, 12/26/12	$2,500	$2,535
Nordea Bank
2.250%, 03/20/15 (A)	500	500
Societe Generale
2.200%, 09/14/13 (A)	2,000	1,997
Wachovia Bank, MTN
4.800%, 11/01/14	3,240	3,473
Total Banks		24,416
Chemicals [1.0%]
Dow Chemical
5.900%, 02/15/15	1,000	1,126
Communication & Media [2.2%]
CBS
8.875%, 05/15/19	1,000	1,314
Comcast Cable Communications Holdings
8.375%, 03/15/13	160	171
Time Warner Cable
5.850%, 05/01/17	1,000	1,167
Total Communication & Media		2,652
Computer System Design & Services [3.4%]
Cisco Systems
5.500%, 02/22/16	1,250	1,451
Dell
5.625%, 04/15/14	1,000	1,096
Hewlett-Packard
6.125%, 03/01/14	1,470	1,600
Total Computer System Design & Services		4,147
Diversified Operations [2.4%]
3M, MTN
4.375%, 08/15/13	500	527
Siemens Financieringsmat
5.750%, 10/17/16 (A)	2,000	2,330
Total Diversified Operations		2,857
Electric Utilities [1.6%]
Commonwealth Edison
6.950%, 07/15/18	1,000	1,207
Exelon
4.900%, 06/15/15	638	696
Total Electric Utilities		1,903

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 19

schedule of investments
March 31, 2012 (Unaudited)

Corporate Bond Fund (continued)

Description	Face Amount(000)	Value (000)
Electrical Services [2.0%]
Alabama Power
4.850%, 12/15/12	$1,380	$1,422
American Electric Power
5.250%, 06/01/15	986	1,075
Total Electrical Services		2,497
Finance Auto Loans [0.9%]
Harley-Davidson Financial Services, MTN
3.875%, 03/15/16 (A)	1,000	1,043
Financial Services [14.2%]
Ally Financial, FDIC Insured
2.200%, 12/19/12	2,500	2,535
American Express Credit, MTN
2.800%, 09/19/16	2,100	2,158
Caisse Centrale Desjardins du Quebec
2.650%, 09/16/15 (A)	3,000	3,089
CME Group
5.400%, 08/01/13	95	101
General Electric Capital
2.150%, 01/09/15	3,000	3,064
General Electric Capital, FDIC Insured, MTN
2.625%, 12/28/12	2,770	2,819
HSBC Finance
5.250%, 04/15/15	1,250	1,341
John Deere Capital, MTN
1.250%, 12/02/14	2,000	2,026
Total Financial Services		17,133
Food, Beverage & Tobacco [4.2%]
Anheuser-Busch InBev Worldwide
5.375%, 11/15/14	1,195	1,327
Bottling Group
6.950%, 03/15/14	1,000	1,121
5.500%, 04/01/16	1,000	1,158
4.625%, 11/15/12	435	446
Dr Pepper Snapple Group
2.900%, 01/15/16	1,000	1,039
Total Food, Beverage & Tobacco		5,091
Internet Security [0.9%]
Symantec
2.750%, 09/15/15	1,000	1,041
Investment Banker/Broker Dealer [6.7%]
Goldman Sachs Group
5.625%, 01/15/17	$1,700	$1,786
Jefferies Group
8.500%, 07/15/19	870	966
Macquarie Group
6.000%, 01/14/20 (A)	2,000	1,997
Morgan Stanley, MTN
6.250%, 08/28/17	2,000	2,106
Nomura Holdings, MTN
4.125%, 01/19/16	1,200	1,210
Total Investment Banker/Broker Dealer		8,065
Medical Products & Services [2.5%]
Teva Pharmaceutical Finance IV
1.700%, 11/10/14	3,000	3,047
Metal-Copper [0.8%]
Freeport-McMoRan Copper
1.400%, 02/13/15	1,000	996
Petroleum & Fuel Products [9.5%]
BP Capital Markets
5.250%, 11/07/13	2,000	2,137
ConocoPhillips Canada Funding I
5.625%, 10/15/16	2,000	2,353
Duke Capital
5.500%, 03/01/14	615	655
Kinder Morgan Energy Partners
6.000%, 02/01/17	1,000	1,153
Shell International Finance
3.250%, 09/22/15	1,500	1,617
Total Capital International
1.500%, 02/17/17	2,500	2,433
Transocean
6.000%, 03/15/18	1,000	1,107
Total Petroleum & Fuel Products		11,455
Real Estate Investment Trusts [4.7%]
HCP
5.650%, 12/15/13	500	530
5.625%, 05/01/17	500	550
Health Care REIT
4.700%, 09/15/17	1,000	1,049
Kimco Realty
6.875%, 10/01/19	1,080	1,263

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 20

schedule of investments
March 31, 2012 (Unaudited)

Corporate Bond Fund (continued)

Description	Face Amount (000)/Shares	Value (000)
Simon Property Group
6.100%, 05/01/16	$2,000	$2,301
Total Real Estate Investment Trusts		5,693
Retail [4.8%]
CVS Caremark
6.125%, 08/15/16	1,000	1,173
Kroger
5.500%, 02/01/13	450	468
Tesco
2.000%, 12/05/14 (A)	2,000	2,033
Wal-Mart Stores
2.875%, 04/01/15	2,000	2,122
Total Retail		5,796
Telephones & Telecommunications [9.8%]
AT&T
5.100%, 09/15/14	2,000	2,201
2.400%, 08/15/16	1,870	1,933
Deutsche Telekom International Finance
5.250%, 07/22/13	475	500
Motorola Solutions
6.000%, 11/15/17	1,000	1,158
Telefonica Emisiones
6.421%, 06/20/16	1,000	1,066
Verizon Communications
5.550%, 02/15/16	2,195	2,521
Vodafone Group
5.000%, 09/15/15	2,250	2,525
Total Telephones & Telecommunications		11,904
Total Corporate Bonds (Cost $108,354)		111,876
Unaffiliated Registered Investment Company [2.1%]
Vanguard High-Yield Corporate Fund	427,350	2,496
Total Unaffiliated Registered Investment Company (Cost $2,500)		2,496
Municipal Bonds [1.8%]
California [1.8%]
California State, GO
5.700%, 11/01/21	185	209

Description	Face Amount (000)/Shares	Value (000)
California State, Ser A-2, RB
2.000%, 06/26/12	$2,000	$2,008
Total California		2,217
Total Municipal Bonds (Cost $2,196)		2,217
Sovereign Debt [1.2%]
Korea National Oil
2.875%, 11/09/15 (A)	1,000	1,012
United Mexican States, MTN
5.875%, 01/15/14	450	487
Total Foreign Governments		1,499
Total Sovereign Debt (Cost $1,452)		1,499
U.S. Treasury Obligation [0.6%]
U.S. Treasury Inflation Protection Security
2.000%, 01/15/14	613	656
Total U.S. Treasury Obligation (Cost $618)		656
U.S. Government Mortgage-Backed Obligation [0.2%]
FNMA REMIC, Ser 2002-56, Cl MC
5.500%, 09/25/17	264	287
Total U.S. Government Mortgage-Backed Obligation (Cost $263)		287
Short-Term Investment [0.6%]
Fidelity Institutional Money Market Portfolio, Cl I, 0.218%*	730,302	730
Total Short-Term Investment (Cost $730)		730
Total Investments [99.1%] (Cost $116,113)		$119,761

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 21

schedule of investments
March 31, 2012 (Unaudited)

Corporate Bond Fund (concluded)

Percentages are based on Net Assets of $120,819 ($ Thousands).

*	The rate reported is the 7-day effective yield as of March 31, 2012.

(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2012, the value of these securities amounted to $18,043 (000), representing 14.9% of the net assets of the Fund.

(B)	Floating Rate Security — The rate reported is the rate in effect on March 31, 2012.

Cl — Class

FDIC Insured — Federal Depositary Insurance Corporation

FNMA — Federal National Mortgage Association

GO — General Obligation

MTN — Medium Term Note

RB — Revenue Bond

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments carried at value ($ Thousands) in accordance with ASC 820:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$111,876	$—	$111,876
Unaffiliated Registered Investment Company	2,496	—	—	2,496
Municipal Bonds	—	2,217	—	2,217
Sovereign Debt	—	1,499	—	1,499
U.S. Treasury Obligation	—	656	—	656
U.S. Government Mortgage-Backed Obligation	—	287	—	287
Short-Term Investment	730	—	—	730
Total Investments in Securities	$3,226	$116,535	$—	$119,761

For the period ended March 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 22

schedule of investments
March 31, 2012 (Unaudited)

California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)
Municipal Bonds [95.2%]
Arizona [1.4%]
Arizona State, School Facilities Board, Ser C, COP, AGM
Callable 09/01/14 @ 100
5.000%, 09/01/15	$750	$811
California [87.5%]
Azusa, Redevelopment Agency, Mortgage-Backed Securities Program, Ser A, RB, FNMA, ETM
6.875%, 10/01/12	200	206
Bay Area, Infrastructure Financing Authority, State Payment Acceleration Project, RB, NATL-RE FGIC
Callable 08/01/14 @ 100
5.000%, 08/01/17	600	650
California State, Economic Recovery Authority, Ser A, GO, NATL-RE
Callable 07/01/14 @ 100
5.000%, 07/01/15	965	1,055
California State, Economic Recovery Authority, Ser B, GO (A)
4.000%, 07/01/23	750	802
California State, Educational Facilities Authority, Loyola Marymount, RB
4.000%, 10/01/13	500	525
California State, Educational Facilities Authority, Stanford University Project, Ser T-4, RB
5.000%, 03/15/14	350	381

Description	Face Amount (000)	Value (000)
California State, GO
Callable 03/01/15 @ 100
5.000%, 03/01/16	$1,500	$1,667
California State, GO
Callable 05/04/12 @ 100
5.000%, 02/01/18	175	176
California State, GO
4.000%, 02/01/18	1,000	1,116
California State, GO
5.000%, 09/01/20	1,000	1,175
California State, GO
Callable 11/01/20 @ 100
5.000%, 11/01/22	1,025	1,172
California State, GO
Callable 09/01/21 @ 100
5.250%, 09/01/25	900	1,028
California State, Health Facilities Financing Authority, Ser A, RB
5.000%, 07/01/18	500	576
California State, Health Facilities Financing Authority, Ser A, RB
5.500%, 08/15/18	125	152
California State, Health Facilities Financing Authority, Stanford Hospital, Ser A, RB
Callable 11/15/13 @ 100
5.000%, 11/15/23	1,000	1,063
California State, Infrastructure & Economic Authority, Bay Area Toll Bridges Project, Ser A, RB, AGM (B)
Pre-Refunded @ 100
5.250%, 07/01/13	125	133
California State, Public Works Board, Department of Corrections-Administration Project, Ser A, RB, AMBAC
Callable 05/04/12 @ 100
5.250%, 03/01/18	155	155
California State, Public Works Board, Department of Corrections-State Prisons, Ser A, RB, AMBAC
5.000%, 12/01/19	850	925
California State, Public Works Board, Department of Mental Health Project, Ser A, RB
5.250%, 06/01/13	200	209
California State, Public Works Board, Ser A, RB
4.000%, 04/01/17	500	545

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 23

schedule of investments
March 31, 2012 (Unaudited)

California Tax Exempt Bond Fund (continued)

Description	Face Amount(000)	Value (000)
California State, Public Works Board, State Prisons, Ser C, RB
5.000%, 10/01/16	$1,000	$1,131
California State, Public Works Board, University of California Project, Ser C-1, RB
Callable 03/01/20 @ 100
5.000%, 03/01/21	660	774
California State, Public Works Board, University of California Research Project, Ser L, RB, NATL-RE
Callable 11/01/15 @ 100
5.250%, 11/01/16	1,000	1,152
California Statewide, Communities Development Authority, Kaiser Permanente, Ser A, RB
5.000%, 04/01/19	200	235
California Statewide, Communities Development Authority, Kaiser Permanente, Ser B, RB (A)
3.900%, 08/01/31	625	667
California Statewide, Communities Development Authority, Proposition 1A Receivables, Ser PG, RB
5.000%, 06/15/13	2,460	2,592
Carlsbad, Public Financing Authority, Municipal Golf Course Project, Ser A, RB, AMBAC
4.500%, 09/01/16	350	394
Castaic Lake, Water Agency, 1999 Project, Ser A, COP, AMBAC
Callable 08/01/16 @ 100
5.000%, 08/01/22	275	302
Castaic Lake, Water Agency, Water Systems Improvement Project, Ser A, COP, NATL-RE
7.000%, 08/01/13	300	324
El Camino, Hospital District, GO, NATL-RE
Callable 02/01/17 @ 100
5.000%, 08/01/20	500	547
Fresno, Unified School District, Election 2001 Project, Ser D, GO, NATL-RE (B)
Pre-Refunded @ 102
5.000%, 08/01/13	200	216
Gilroy, Unified School District, GO (C)
3.564%, 04/01/13	500	491

Description	Face Amount (000)	Value (000)
Gilroy, Unified School District, GO, NATL-RE FGIC
Callable 08/01/13 @ 100
5.250%, 08/01/19	$800	$844
Golden State, Tobacco Settlement, Enhanced-Asset Backed, Ser A, RB, AMBAC
Callable 04/19/12 @ 100
5.000%, 06/01/20	500	501
Golden State, Tobacco Settlement, Ser A-1, RB (B)
Pre-Refunded @ 100
6.750%, 06/01/13	920	989
Jefferson, Unified High School District, Ser A, GO, NATL-RE FGIC
5.000%, 08/01/14	200	215
Los Angeles County, Metropolitan Transportation Authority, Proposition C, Ser A, RB, NATL-RE
Callable 07/01/14 @ 100
5.000%, 07/01/16	200	220
Los Angeles County, Sanitation Districts Financing Authority, Capital Projects (District #14), Sub-Ser B, RB, NATL-RE FGIC
3.750%, 10/01/14	175	189
Los Angeles, Department of Water & Power, Power Systems Project, Sub-Ser A-2, RB, AGM
Callable 07/01/15 @ 100
5.000%, 07/01/25	1,000	1,110
Los Angeles, Municipal Improvement Authority, Capital Equipment, Ser A, RB
4.000%, 11/01/19	475	527
Los Angeles, Municipal Improvement Authority, Central Library Project, Ser A, RB, NATL-RE
5.250%, 06/01/12	300	302
Los Angeles, Municipal Improvement Authority, Central Library Project, Ser A, RB, NATL-RE
Callable 06/01/12 @ 100
5.500%, 06/01/18	500	503
Los Angeles, Municipal Improvement Authority, Real Property, Ser E, RB
5.000%, 09/01/15	275	305

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 24

schedule of investments
March 31, 2012 (Unaudited)

California Tax Exempt Bond Fund (continued)

Description	Face Amount(000)	Value (000)
Los Angeles, Municipal Improvement Authority, Ser C, RB
4.000%, 09/01/16	$500	$551
Los Angeles, Unified School District, COP, AMBAC
5.000%, 10/01/12	750	766
Los Angeles, Unified School District, Ser A-1, GO, NATL-RE
Callable 07/01/14 @ 100
5.000%, 07/01/17	165	182
Los Angeles, Unified School District, Ser I, GO
Callable 07/01/19 @ 100
5.250%, 07/01/23	1,000	1,172
Los Angeles, Wastewater Systems Authority, Ser A, RB
5.000%, 06/01/14	825	902
Modesto, Irrigation District, Ser A, RB
5.000%, 07/01/17	1,000	1,161
Mount San Antonio, Community College District, GO (C)
3.928%, 05/01/15	500	478
M-S-R Public Power Agency, Sub-Ser L, RB, AGM
5.000%, 07/01/18	500	581
Oakley, Civic Center Project, COP
4.000%, 05/01/12	230	230
Orange County, Public Financing Authority, RB, NATL-RE
5.000%, 07/01/17	1,050	1,225
Orange County, Sanitation District, Ser A, COP
3.000%, 02/01/17	500	548
Port of Oakland, Ser B, RB, NATL-RE
Callable 11/01/17 @ 100
5.000%, 11/01/23	500	527
Port of Oakland, Ser C, RB, NATL-RE
5.000%, 11/01/15	450	497
Riverside County, Ser A, COP, AMBAC
5.000%, 11/01/17	1,500	1,727
Sacramento, Area Flood Control Agency, Ser A, SAB, NATL-RE FGIC
Callable 10/01/17 @ 100
5.000%, 10/01/21	400	451

Description	Face Amount (000)	Value (000)
Sacramento, City Financing Authority, EPA Building Project, Ser A, RB, AMBAC
Callable 05/04/12 @ 100
4.750%, 05/01/17	$525	$526
Sacramento, Municipal Utility District, Ser T, RB, NATL-RE FGIC
Callable 05/15/14 @ 100
5.250%, 05/15/22	805	878
Sacramento, Unified School District, Election of 2002, GO, NATL-RE
Callable 07/01/15 @ 100
5.000%, 07/01/18	300	330
San Diego, Public Facilities Financing Authority Sewer Revenue, Ser A, RB
Callable 05/15/20 @ 100
5.250%, 05/15/24	500	596
San Diego, Public Facilities Financing Authority, Ser B, RB
5.000%, 05/15/14	750	819
San Francisco City & County, Airports Commission, Ser B, RB
5.000%, 05/01/17	495	578
San Francisco City & County, Finance, RB, NATL-RE
Callable 07/01/14 @ 100
3.750%, 07/01/18	500	509
San Francisco City & County, Multiple Capital Improvement Projects, Ser B, COP
Callable 04/01/19 @ 100
5.000%, 04/01/22	735	802
San Francisco City & County, Redevelopment Agency, Redevelopment Projects, Ser B, TA
5.000%, 08/01/17	540	604
San Francisco City & County, Redevelopment Agency, Redevelopment Projects, Ser B, TA, NATL-RE
5.000%, 08/01/15	300	324
San Francisco City & County, Redevelopment Agency, Redevelopment Projects, Ser B, TA, NATL-RE FGIC
5.250%, 08/01/13	500	528
San Francisco City & County, Redevelopment Agency, Redevelopment Projects, Ser B, TA, NATL-RE FGIC
Callable 08/01/13 @ 100
5.250%, 08/01/18	600	623

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 25

schedule of investments
March 31, 2012 (Unaudited)

California Tax Exempt Bond Fund (continued)

Description	Face Amount(000)	Value (000)
San Francisco, Bay Area Transit Financing Authority, Ser A, RB, NATL-RE
Callable 07/01/15 @ 100
5.000%, 07/01/24	$550	$596
San Mateo, Unified High School District, GO (C)
1.049%, 02/15/15	1,000	966
Santa Margarita, Dana Point Authority, Improvement Districts 3-3A-4-4A, Ser A, RB, AMBAC
Callable 08/01/14 @ 100
5.000%, 08/01/15	290	320
Santa Monica, Public Financing Authority, Ser A, RB
5.000%, 06/01/21	580	701
Solano County, COP, NATL-RE (B)
Pre-Refunded @ 100
5.250%, 11/01/12	100	103
Southern California, Public Power Authority, Subordinated Southern Transmission Project, Ser A, RB
5.000%, 07/01/17	1,200	1,418
University of California, Regents Medical Center, Ser E, RB
Callable 05/15/17 @ 101
5.000%, 05/15/21	250	285
University of California, Revenues Unrefunded Balance General, Ser A, RB, AMBAC
Callable 05/15/13 @ 100
5.125%, 05/15/15	510	536
Total California		51,281
Illinois [0.6%]
Cook County, Forest Preservation District, GO, AMBAC
Callable 11/15/14 @ 100
5.250%, 11/15/15	300	327
New York [1.9%]
New York City, Housing Development, Ser F, RB
Callable 05/04/12 @ 100
1.950%, 11/01/12	500	500
New York State, Local Assistance Correction Authority, Ser E, RB
6.000%, 04/01/14	540	579
Total New York		1,079

Description	Face Amount (000)/Shares	Value (000)
South Carolina [0.7%]
South Carolina State, Jobs & Economic Development Authority, Palmetto Health Project, Ser C, RB (B)
Pre-Refunded @ 100
6.875%, 08/01/13	$400	$434
Washington [1.9%]
Central Puget Sound, Regional Transit Authority, Ser A, RB, AMBAC
Callable 05/01/15 @ 100
5.000%, 11/01/21	1,000	1,109
Puerto Rico [1.2%]
Puerto Rico, Sales Tax Financing, Sub-Ser A, RB, ETM
4.000%, 08/01/16	130	148
Puerto Rico, Sales Tax Financing, Sub-Ser A, RB
4.000%, 08/01/16	475	514
Total Puerto Rico		662
Total Municipal Bonds (Cost $53,944)		55,703
Short-Term Investment [2.9%]
Federated California Municipal Money Market Fund, Cl I, 0.020%*	1,707,684	1,708
Total Short-Term Investment (Cost $1,708)		1,708
Total Investments [98.1%] (Cost $55,652)		$57,411

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 26

schedule of investments
March 31, 2012 (Unaudited)

California Tax Exempt Bond Fund (concluded)

Percentages are based on Net Assets of $58,509 ($ Thousands).

*	The rate reported is the 7-day effective yield as of March 31, 2012.

(A)	Floating Rate Security — The rate reported is the rate in effect on March 31, 2012.

(B)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

(C)	Zero coupon security. The rate reported is the effective yield at time of purchase.

AGM — Assured Guarantee Municipal

AMBAC — American Municipal Bond Assurance Company

Cl — Class

COP — Certificate of Participation

ETM — Escrowed to Maturity

FGIC — Financial Guaranty Insurance Company

FNMA — Federal National Mortgage Association

GO — General Obligation

NATL-RE — National Public Finance Guarantee Corporation

RB — Revenue Bond

SAB — Special Assessment Board

Ser — Series

TA — Tax Allocation

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments carried at value ($ Thousands) in accordance with ASC 820:

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$55,703	$—	$55,703
Short-Term Investment	1,708	—	—	1,708
Total Investments in Securities	$1,708	$55,703	$—	$57,411

For the period ended March 31, 2012, there have been no significant transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 27

schedule of investments
March 31, 2012 (Unaudited)

Full Maturity Fixed Income Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [39.7%]
Agriculture [0.2%]
Bunge NA Finance
5.900%, 04/01/17	$100	$111
Automotive [0.6%]
Johnson Controls
5.500%, 01/15/16	100	113
Volkswagen International Finance
2.375%, 03/22/17 (A)	125	126
Total Automotive		239
Banks [10.5%]
Bank of America
10.200%, 07/15/15	100	112
Bank of America, MTN
7.375%, 05/15/14	170	184
Bank of Nova Scotia
2.250%, 01/22/13	325	329
Barclays Bank
5.125%, 01/08/20	100	105
BB&T, MTN
3.375%, 09/25/13	260	269
Canadian Imperial Bank of Commerce
2.350%, 12/11/15	320	329
Capital One Financial
7.375%, 05/23/14	100	111
Citigroup
6.375%, 08/12/14	300	325
Commonwealth Bank of Australia
5.000%, 10/15/19 (A)	150	162

Description	Face Amount (000)	Value (000)
Credit Suisse NY, MTN
5.300%, 08/13/19	$150	$166
Deutsche Bank, MTN
3.450%, 03/30/15	100	104
Dresdner Bank - New York
7.250%, 09/15/15	150	154
Goldman Sachs Group
3.625%, 02/07/16	330	330
ING Bank
3.750%, 03/07/17 (A)	200	198
JPMorgan Chase
4.650%, 06/01/14	305	325
4.250%, 10/15/20	150	154
KeyCorp, MTN
3.750%, 08/13/15	175	185
Kookmin Bank
7.250%, 05/14/14 (A)	100	110
PNC Funding
4.250%, 09/21/15	300	327
3.000%, 05/19/14	125	130
Sumitomo Mitsui Banking
3.150%, 07/22/15 (A)	200	208
SunTrust Banks
6.000%, 09/11/17	119	134
Wachovia, MTN
5.500%, 05/01/13	140	147
Wells Fargo
3.625%, 04/15/15	125	133
Total Banks		4,731
Cable/Media [1.4%]
Comcast
4.950%, 06/15/16	165	185
DIRECTV Holdings
3.500%, 03/01/16	175	184
TCI Communications
7.875%, 08/01/13	75	82
Time Warner Cable
4.125%, 02/15/21	175	182
Total Cable/Media		633
Chemicals [0.4%]
Dow Chemical
2.500%, 02/15/16	180	185

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 28

schedule of investments
March 31, 2012 (Unaudited)

Full Maturity Fixed Income Fund (continued)

Description	Face Amount(000)	Value (000)
Computer System Design & Services [0.8%]
Hewlett-Packard
4.650%, 12/09/21	$150	$157
2.125%, 09/13/15	180	181
Total Computer System Design & Services		338
Drugs [0.6%]
Teva Pharmaceutical
5.550%, 02/01/16	75	85
Wyeth
5.500%, 02/15/16	160	185
Total Drugs		270
Energy [1.6%]
Carolina Power & Light
5.150%, 04/01/15	80	89
Exelon
5.625%, 06/15/35	75	81
Korea Electric Power
7.750%, 04/01/13	95	100
6.750%, 08/01/27	75	87
PPL Energy Supply, Ser A
5.700%, 10/15/15	75	82
Trans-Allegheny Interstate Line
4.000%, 01/15/15 (A)	100	106
Virginia Electric and Power
8.875%, 11/15/38	100	159
Total Energy		704
Finance Auto Loans [0.2%]
Toyota Motor Credit, MTN
2.000%, 09/15/16	100	102
Financial Services [3.4%]
American Express Credit, MTN
7.300%, 08/20/13	170	184
Associates Corp of North America
6.950%, 11/01/18	150	170
Bank of New York Mellon, MTN
3.100%, 01/15/15	175	183
Caterpillar Financial Services, MTN
6.200%, 09/30/13	165	179
General Electric Capital, MTN
6.000%, 08/07/19	125	146
2.250%, 11/09/15	250	257

Description	Face Amount (000)	Value (000)
HSBC Finance
6.676%, 01/15/21 (A)	$83	$88
National Rural Utilities Cooperative Finance
10.375%, 11/01/18	125	181
UFJ Finance Aruba
6.750%, 07/15/13	125	133
Total Financial Services		1,521
Food, Beverage & Tobacco [0.6%]
General Mills
5.650%, 02/15/19	80	95
Kraft Foods
6.500%, 08/11/17	150	181
Total Food, Beverage & Tobacco		276
Gas-Distribution [0.1%]
KeySpan
8.000%, 11/15/30	50	66
Insurance [2.2%]
Berkshire Hathaway
3.200%, 02/11/15	175	186
Manulife Financial
3.400%, 09/17/15	198	204
MetLife
5.000%, 06/15/15	165	183
Protective Life
4.300%, 06/01/13	100	102
Prudential Financial, MTN
6.200%, 01/15/15	25	28
5.375%, 06/21/20	165	185
Travelers
3.900%, 11/01/20	120	129
Total Insurance		1,017
Insurance Brokers [0.7%]
Aon
3.500%, 09/30/15	200	209
Marsh & McLennan
5.750%, 09/15/15	79	89
Total Insurance Brokers		298
Invest Mgmnt/Advis Serv [0.4%]
BlackRock
3.500%, 12/10/14	170	182

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 29

schedule of investments
March 31, 2012 (Unaudited)

Full Maturity Fixed Income Fund (continued)

Description	Face Amount(000)	Value (000)
Investment Banker/Broker Dealer [1.9%]
Goldman Sachs Group
5.150%, 01/15/14	$75	$79
Jefferies Group
6.450%, 06/08/27	100	99
Morgan Stanley
5.300%, 03/01/13	320	329
4.750%, 04/01/14	75	76
Morgan Stanley, MTN
6.625%, 04/01/18	100	105
TD Ameritrade Holding
4.150%, 12/01/14	175	187
Total Investment Banker/Broker Dealer		875
Manufacturing [0.4%]
Tyco International Finance
4.125%, 10/15/14	180	192
Medical Products [0.2%]
Zimmer Holdings
4.625%, 11/30/19	75	83
Medical-HMO [0.4%]
UnitedHealth Group
4.750%, 02/10/14	40	43
4.700%, 02/15/21	115	129
Total Medical-HMO		172
Metal-Copper [0.3%]
Freeport-McMoRan Copper
2.150%, 03/01/17	120	119
Metals & Mining [0.6%]
Rio Tinto Finance USA
6.500%, 07/15/18	100	123
Vale Overseas
6.875%, 11/21/36	100	116
Total Metals & Mining		239
Multi-Media [1.4%]
CBS
3.375%, 03/01/22	110	106
Time Warner
7.700%, 05/01/32	150	196
5.875%, 11/15/16	155	181

Description	Face Amount (000)	Value (000)
Viacom
6.250%, 04/30/16	$125	$146
Total Multi-Media		629
Networking Products [0.3%]
Cisco Systems
5.500%, 01/15/40	100	117
Oil, Gas & Consumable Fuels [2.1%]
BP Capital Markets
3.200%, 03/11/16	100	106
3.125%, 10/01/15	310	328
Husky Energy
3.950%, 04/15/22	150	151
Marathon Oil
6.000%, 10/01/17	150	175
Petrobras International Finance
3.875%, 01/27/16	100	105
Total Capital International
1.500%, 02/17/17	100	97
Total Oil, Gas & Consumable Fuels		962
Petroleum & Fuel Products [1.7%]
Anadarko Finance
7.500%, 05/01/31	150	185
DCP Midstream
9.750%, 03/15/19 (A)	114	146
Energy Transfer Partners
6.625%, 10/15/36	75	78
Enterprise Products Operating
3.700%, 06/01/15	125	134
Kinder Morgan Energy Partners
5.300%, 09/15/20	125	137
ONEOK
4.250%, 02/01/22	100	101
Total Petroleum & Fuel Products		781
Pharmacy Services [0.3%]
Aristotle Holding
3.500%, 11/15/16 (A)	150	157
Property Trust [0.3%]
WEA Finance
7.500%, 06/02/14 (A)	125	138
REITS-Health Care [0.4%]
Health Care REIT
4.950%, 01/15/21	175	179

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 30

schedule of investments
March 31, 2012 (Unaudited)

Full Maturity Fixed Income Fund (continued)

Description	Face Amount(000)	Value (000)
REITS-Office Property [0.4%]
Boston Properties
5.875%, 10/15/19	$160	$183
REITS-Regional Malls [0.5%]
Simon Property Group
2.150%, 09/15/17	230	227
Retail [0.9%]
Home Depot
5.400%, 03/01/16	205	236
Lowe's
5.000%, 10/15/15	165	186
Total Retail		422
Retail-Drug Store [0.4%]
CVS Caremark
5.750%, 06/01/17	155	183
Retail-Regnl Dept Store [0.4%]
Macy's Retail Holdings
5.900%, 12/01/16	160	184
Telephones & Telecommunications [2.9%]
AT&T
5.600%, 05/15/18	275	325
British Telecommunications
9.625%, 12/15/30	100	147
Deutsche Telekom International Finance
8.750%, 06/15/30	75	103
6.000%, 07/08/19	50	58
GTE
6.840%, 04/15/18	100	122
New Cingular Wireless Services
8.750%, 03/01/31	75	109
Telecom Italia Capital
7.200%, 07/18/36	75	73
Telefonica Emisiones
6.421%, 06/20/16	75	80
Verizon Communications
3.000%, 04/01/16	310	328
Total Telephones & Telecommunications		1,345
Waste Disposal [0.2%]
Waste Management
2.600%, 09/01/16	90	92
Total Corporate Bonds (Cost $17,168)		17,952

Description	Face Amount (000)	Value (000)
U.S. Treasury Obligations [25.4%]
U.S. Treasury Bonds
6.250%, 08/15/23	$1,000	$1,385
5.250%, 11/15/28	725	947
4.375%, 02/15/38	700	841
U.S. Treasury Notes
2.750%, 02/15/19	815	878
2.625%, 04/30/16	395	424
2.625%, 11/15/20	860	904
2.375%, 09/30/14	450	471
2.375%, 07/31/17	3,780	4,019
2.125%, 08/15/21	870	869
1.750%, 07/31/15	700	726
Total U.S. Treasury Obligations (Cost $11,137)		11,464
U.S. Government Mortgage-Backed Obligations [18.6%]
FHLMC, Pool A93505
4.500%, 08/01/40	125	133
FHLMC, Pool A93996
4.500%, 09/01/40	155	165
FHLMC, Pool C03490
4.500%, 08/01/40	926	982
FHLMC, Pool C20300
6.500%, 01/01/29	6	7
FHLMC, Pool E01280
5.000%, 12/01/17	14	15
FHLMC, Pool G04222
5.500%, 04/01/38	98	106
FHLMC, Pool G08003
6.000%, 07/01/34	55	61
FHLMC, Pool G11431
6.000%, 02/01/18	9	10
FHLMC, Pool G11880
5.000%, 12/01/20	43	47
FHLMC, Pool G18124
6.000%, 06/01/21	31	34
FHLMC ARM, Pool 1B2677
2.780%, 01/01/35 (B)	13	13
FHLMC ARM, Pool 1B2683
2.755%, 01/01/35 (B)	8	8
FHLMC ARM, Pool 1B2692
2.621%, 12/01/34 (B)	24	26
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2011-K704, Cl A2
2.412%, 08/25/18	400	407
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2012-K705, Cl A2
2.303%, 09/25/18	200	202

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 31

schedule of investments
March 31, 2012 (Unaudited)

Full Maturity Fixed Income Fund (continued)

Description	Face Amount(000)	Value (000)
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2012-K706, Cl A2
2.323%, 10/25/18	$150	$152
FHLMC REMIC, Ser 2007-R010, Cl VA
5.500%, 04/15/17	85	90
FHLMC REMIC, Ser 2730, Cl PD
5.000%, 05/15/21	23	23
FHLMC REMIC, Ser 2804, Cl VC
5.000%, 07/15/21	129	145
FHLMC REMIC, Ser 3122, Cl VA
6.000%, 01/15/17	72	73
FHLMC REMIC, Ser 3132, Cl MA
5.500%, 12/15/23	11	11
FHLMC REMIC, Ser R003, Cl VA
5.500%, 08/15/16	95	99
FHLMC REMIC, Ser R009, Cl AJ
5.750%, 12/15/18	16	16
FHLMC REMIC, Ser R010, Cl AB
5.500%, 12/15/19	58	60
FNMA, Pool 252570
6.500%, 07/01/29	13	14
FNMA, Pool 253183
7.500%, 04/01/30	1	1
FNMA, Pool 253398
8.000%, 08/01/30	4	5
FNMA, Pool 254510
5.000%, 11/01/17	19	21
FNMA, Pool 254545
5.000%, 12/01/17	39	42
FNMA, Pool 254685
5.000%, 04/01/18	32	35
FNMA, Pool 254949
5.000%, 11/01/33	39	42
FNMA, Pool 255814
5.500%, 08/01/35	95	104
FNMA, Pool 303168
9.500%, 02/01/25	3	4
FNMA, Pool 725424
5.500%, 04/01/34	69	76
FNMA, Pool 735060
6.000%, 11/01/34	41	46
FNMA, Pool 735228
5.500%, 02/01/35	38	42
FNMA, Pool 735230
5.500%, 02/01/35	90	99

Description	Face Amount (000)	Value (000)
FNMA, Pool 745275
5.000%, 02/01/36	$422	$456
FNMA, Pool 745418
5.500%, 04/01/36	518	567
FNMA, Pool 844809
5.000%, 11/01/35	264	286
FNMA, Pool AD0454
5.000%, 11/01/21	97	105
FNMA, Pool AD8522
4.000%, 08/01/40	132	139
FNMA, Pool AE0828
3.500%, 02/01/41	367	378
FNMA, Pool AE0949
4.000%, 02/01/41	714	749
FNMA, Pool AH0621
3.500%, 01/01/41	177	182
FNMA, Pool AJ1407
4.000%, 09/01/41	182	191
FNMA, Pool AJ9355
3.000%, 01/01/27	618	641
FNMA ARM, Pool 827223
2.215%, 04/01/35 (B)	100	105
FNMA REMIC, Ser 136, Cl PK
6.000%, 08/25/22	13	15
FNMA REMIC, Ser 33, Cl LD
4.250%, 09/25/22	35	36
FNMA Whole Loan, Ser W6, Cl 1A6
5.500%, 07/25/34	41	43
GNMA, Pool 479168
8.000%, 02/15/30	8	8
GNMA, Pool 780315
9.500%, 12/15/17	6	7
GNMA, Pool G2 4696
4.500%, 05/20/40	340	371
GNMA, Pool G2 4747
5.000%, 07/20/40	138	153
GNMA, Pool G2 4923
4.500%, 01/20/41	175	191
NCUA Guaranteed Notes, Ser 2010-C1, Cl A2
2.900%, 10/29/20	225	236
NCUA Guaranteed Notes, Ser 2010-R1, Cl 2A
1.840%, 10/07/20	110	111
Total U.S. Government Mortgage-Backed Obligations (Cost $8,122)		8,386
U.S. Government Agency Obligations [5.0%]
FHLMC
2.500%, 01/07/14	475	493

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 32

schedule of investments
March 31, 2012 (Unaudited)

Full Maturity Fixed Income Fund (continued)

Description	Face Amount(000)	Value (000)
FNMA
4.625%, 10/15/13	$550	$586
2.875%, 12/11/13	460	480
2.375%, 07/28/15	265	279
1.375%, 11/15/16	205	207
1.125%, 04/27/17	200	199
Total U.S. Government Agency Obligations (Cost $2,193)		2,244
Asset-Backed Securities [4.9%]
American Express Credit Account Master Trust, Ser 2008-5, Cl A
1.042%, 03/15/16 (B)	200	202
Bayview Financial Acquisition Trust, Ser 2007-A, Cl 1A2
6.205%, 05/28/37	198	192
Citibank Credit Card Issuance Trust, Ser 2009-A2, Cl A2
1.792%, 05/15/14(B)	575	576
Cityscape Home Equity Loan Trust, Ser 1997-C, Cl A4
7.000%, 07/25/28	5	5
Discover Card Master Trust, Ser 2010-A1
0.892%, 09/15/15 (B)	650	654
GE Capital Credit Card Master Note Trust, Ser 2007-4, Cl A
0.292%, 06/15/15 (B)	375	375
GMAC Mortgage Corporation Loan Trust, Ser 2004-GH1, Cl A6
4.810%, 07/25/35	89	86
Green Tree Financial, Ser 1997-7, Cl A6
6.760%, 07/15/29	54	58
RAAC, Ser 2004-SP1, Cl AI4
5.285%, 08/25/27 (B)	41	41
Residential Asset Mortgage Products, Ser 2002-RS3, Cl AI5
5.572%, 06/25/32(B)	43	34
Total Asset-Backed Securities (Cost $2,238)		2,223
Commercial Mortgage-Backed Obligations [2.2%]
Citigroup, Ser 2005-CD1
5.225%, 07/15/44 (B)	200	223
Citigroup, Ser 2007-CD4, Cl A2B
5.205%, 12/11/49	88	89

Description	Face Amount (000)	Value (000)
Commercial Mortgage, Ser 2005-C5, Cl A5A
5.116%, 06/10/44 (B)	$200	$220
JPMorgan Chase, Ser 2006-CB17, Cl ASB
5.415%, 12/12/43	185	198
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C22
5.271%, 12/15/44 (B)	250	279
Total Commercial Mortgage-Backed Obligations (Cost $945)		1,009
Mortgage-Backed Securities [0.6%]
Banc of America Alternative Loan Trust, Ser 2004-2, Cl 5A1
5.500%, 03/25/19	60	62
Chase Mortgage Finance, Ser 2003-S13, Cl A11
5.500%, 11/25/33	43	44
Residential Accredit Loans, Ser 2004-QS5, Cl A5
4.750%, 04/25/34	21	21
Residential Accredit Loans, Ser 2004-QS6, Cl A1
5.000%, 05/25/19	34	34
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 5A
5.000%, 07/25/19	97	99
Total Mortgage-Backed Securities (Cost $253)		260
Sovereign Debt [0.3%]
United Mexican States, MTN
5.125%, 01/15/20	100	115
Total Sovereign Debt (Cost $99)		115
Municipal Bond [0.2%]
Puerto Rico [0.2%]
Government Development Bank for Puerto Rico, Ser B, RB
4.704%, 05/01/16	100	103
Total Municipal Bond (Cost $100)		103

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 33

schedule of investments
March 31, 2012 (Unaudited)

Full Maturity Fixed Income Fund (concluded)

Description	Shares	Value (000)
Short-Term Investment [2.5%]
AIM STIT-Treasury Portfolio, 0.020%*	1,126,617	$1,127
Total Short-Term Investment (Cost $1,127)		1,127
Total Investments [99.4%] (Cost $43,382)		$44,883

Percentages are based on Net Assets of $45,169 ($ Thousands).

*	The rate reported is the 7-day effective yield as of March 31, 2012.

(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2012, the value of these securities amounted to $1,439 (000), representing 3.2% of the net assets of the Fund.

(B)	Floating Rate Security — The rate reported is the rate in effect on March 31, 2012.

ARM — Adjustable Rate Mortgage

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

MTN — Medium Term Note

NA — National Association

NCUA — National Credit Union Administration

RB — Revenue Bond

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments carried at value ($ Thousands) in accordance with ASC 820:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$17,952	$—	$17,952
U.S. Treasury Obligations	—	11,464	—	11,464
U.S. Government Mortgage-Backed Obligations	—	8,386	—	8,386
U.S. Government Agency Obligations	—	2,244	—	2,244
Asset-Backed Securities	—	2,223	—	2,223
Commercial Mortgage-Backed Obligations	—	1,009	—	1,009
Mortgage-Backed Securities	—	260	—	260
Sovereign Debt	—	115	—	115
Municipal Bond	—	103	—	103
Short-Term Investment	1,127	—	—	1,127
Total Investments in Securities	$1,127	$43,756	$—	$44,883

For the period ended March 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 34

schedule of investments
March 31, 2012 (Unaudited)

High Yield Bond Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [91.4%]
Advertising Agencies [0.4%]
MDC Partners
11.000%, 11/01/16 (C)	$600	$654
Aerospace & Defense [1.1%]
Global Aviation Holdings
14.000%, 08/15/13 (A)	547	170
L-3 Communications
10.000%, 02/01/18	250	274
Sequa
13.500%, 12/01/15 (C)	101	107
11.750%, 12/01/15(C)	775	824
Total Aerospace & Defense		1,375
Airlines [1.1%]
American Airlines 2011-2 Class A Pass-Through Trust
8.625%, 10/15/21	500	528
Continental Airlines, Ser 2007-1, Cl C
7.339%, 04/19/14	328	333
Continental Airlines 2009-2 Class B Pass-Through Trust
9.250%, 05/10/17	168	180
DAE Aviation Holdings
11.250%, 08/01/15 (C)	150	156
Delta Airlines
12.250%, 03/15/15 (C)	250	269
Total Airlines		1,466
Auto Rent & Lease [0.2%]
Avis Budget Car Rental
8.250%, 01/15/19	300	313

Description	Face Amount (000)	Value (000)
Autoparts [0.8%]
Asbury Automotive Group
7.625%, 03/15/17	$100	$104
Exide Technologies
8.625%, 02/01/18	160	134
Stanadyne
10.000%, 08/15/14	800	732
Total Autoparts		970
Banks [0.8%]
CIT Group
7.000%, 05/02/17 (C)	1,000	1,003
Broadcasting & Cable [3.5%]
Atlantic Broadband Finance
9.375%, 01/15/14	100	100
Bonten Media Acquisition
9.000%, 06/01/15 (C) (D)	190	132
Bresnan Broadband Holdings
8.000%, 12/15/18 (C)	750	773
Cablevision Systems
8.000%, 04/15/20	400	423
CSC Holdings
7.625%, 07/15/18	100	111
6.750%, 11/15/21 (C)	300	312
DCP
10.750%, 08/15/15 (C)	500	379
Kabel BW Erste Beteiligungs
7.500%, 03/15/19 (C)	500	540
Local TV Finance
9.250%, 06/15/15 (C)	122	124
Newport Television
13.000%, 03/15/17 (C)	149	151
Univision Communications
6.875%, 05/15/19 (C)	1,275	1,293
Total Broadcasting & Cable		4,338
Building & Construction [1.8%]
AM Castle
12.750%, 12/15/16 (C)	220	238
APERAM
7.375%, 04/01/16 (C)	400	391
Building Materials Corp of America
6.750%, 05/01/21 (C)	950	1,008
Columbus McKinnon
7.875%, 02/01/19	200	208
Dycom Investments
7.125%, 01/15/21	300	306

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 35

schedule of investments
March 31, 2012 (Unaudited)

High Yield Bond Fund (continued)

Description	Face Amount(000)	Value (000)
Interline Brands
7.000%, 11/15/18	$190	$200
Total Building & Construction		2,351
Chemicals [0.5%]
Nexeo Solutions
8.375%, 03/01/18 (C)	250	248
Polymer Group
7.750%, 02/01/19	380	400
Total Chemicals		648
Coal Mining [0.3%]
Consol Energy
8.250%, 04/01/20	400	418
Commercial Services [3.8%]
Bankrate
11.750%, 07/15/15	162	186
CKE Holdings
10.500%, 03/14/16 (C)	758	781
DynCorp International
10.375%, 07/01/17	1,000	869
NCO Group
11.875%, 11/15/14	1,340	1,380
ServiceMaster
8.000%, 02/15/20 (C)	425	453
7.450%, 08/15/27	275	234
7.100%, 03/01/18	380	358
Tube City IMS
9.750%, 02/01/15	575	591
Total Commercial Services		4,852
Communications Software [0.5%]
Aspect Software
10.625%, 05/15/17	600	641
Computer Graphics [0.3%]
Eagle Parent
8.625%, 05/01/19	400	409
Computer System Design & Services [3.0%]
Compucom Systems
12.500%, 10/01/15 (C)	1,125	1,181
iGate
9.000%, 05/01/16	850	923
Stratus Technologies Bermuda
12.000%, 03/29/15	708	625

Description	Face Amount (000)	Value (000)
Stream Global Services
11.250%, 10/01/14	$1,000	$1,040
Total Computer System Design & Services		3,769
Consumer Products & Services [6.0%]
American Achievement
10.875%, 04/15/16 (C)	500	362
American Standard Americas
10.750%, 01/15/16 (C)	250	180
Amscan Holdings
8.750%, 05/01/14	400	402
Armored Autogroup
9.250%, 11/01/18 (C)	1,160	969
Central Garden and Pet
8.250%, 03/01/18(C)	1,250	1,289
Prestige Brands
8.250%, 04/01/18	250	273
Reynolds Group Issuer
6.875%, 02/15/21 (C)	1,325	1,371
Spectrum Brands Holdings
9.500%, 06/15/18	450	508
Spectrum Brands Holdings
9.500%, 06/15/18 (C)	400	451
WMG Acquisition
11.500%, 10/01/18 (C)	660	706
9.500%, 06/15/16	200	218
Yankee Acquisition
8.500%, 02/15/15	300	308
Yankee Acquisition, Ser B
9.750%, 02/15/17	50	52
YCC Holdings
10.250%, 02/15/16 (B)	400	407
Total Consumer Products & Services		7,496
Containers & Packaging [1.6%]
Intertape Polymer US
8.500%, 08/01/14	100	101
Pregis
12.375%, 10/15/13	650	654
Pretium Packaging
11.500%, 04/01/16	350	367
Sealed Air
8.125%, 09/15/19 (C)	750	828
Total Containers & Packaging		1,950
Data Processing/Mgmt [1.8%]
Fidelity National Information Services
7.875%, 07/15/20	365	405

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 36

schedule of investments
March 31, 2012 (Unaudited)

High Yield Bond Fund (continued)

Description	Face Amount(000)	Value (000)
First Data
8.875%, 08/15/20 (C)	$150	$163
8.750%, 01/15/22 (B) (C)	1,710	1,650
Total Data Processing/Mgmt		2,218
Distribution/Wholesale [1.2%]
Baker & Taylor
11.500%, 07/01/13 (C)	500	283
Intcomex
13.250%, 12/15/14	750	746
VWR Funding
10.250%, 07/15/15 (D)	423	437
Total Distribution/Wholesale		1,466
Diversified Operations [0.4%]
Amsted Industries
8.125%, 03/15/18 (C)	450	481
Drugs [0.6%]
Endo Pharmaceuticals Holdings
7.000%, 07/15/19	400	427
Giant Funding
8.250%, 02/01/18	300	325
Total Drugs		752
E-Commerce/Products [0.5%]
GXS Worldwide
9.750%, 06/15/15	650	632
Electric Utilities [0.9%]
AES
7.375%, 07/01/21 (C)	850	939
RRI Energy
7.625%, 06/15/14	200	202
Total Electric Utilities		1,141
Engines-Internal Combust [0.4%]
Briggs & Stratton
6.875%, 12/15/20	500	515
Enterprise Software/Serv [1.0%]
Lawson Software
9.375%, 04/01/19 (C)	1,260	1,304

Description	Face Amount (000)	Value (000)
Entertainment & Gaming [9.1%]
Buffalo Thunder Development Authority
9.375%, 12/15/14 (A) (C)	$75	$26
Caesars Entertainment Operating
10.000%, 12/15/18	650	502
8.500%, 02/15/20 (C)	650	662
Chester Downs & Marina
9.250%, 02/01/20 (C)	500	528
Choctaw Resort Development Enterprise
7.250%, 11/15/19 (C)	175	147
Chukchansi Economic Development Authority
8.000%, 11/15/13 (C)	250	179
4.159%, 11/15/12 (C) (D)	250	179
Diamond Resorts
12.000%, 08/15/18	750	803
Inn of the Mountain Gods Resort & Casino
8.750%, 11/30/20 (C)	32	31
1.250%, 11/30/20 (C)	102	70
Lions Gate Entertainment
10.250%, 11/01/16 (C)	1,200	1,322
Mashantucket Western Pequot Tribe
8.500%, 11/15/15 (A) (C)	170	12
MGM Resorts International
11.375%, 03/01/18	400	475
8.625%, 02/01/19 (C)	975	1,046
Mohegan Tribal Gaming Authority
11.000%, 09/15/18 (C)	100	73
NAI Entertainment Holdings
8.250%, 12/15/17 (C)	500	549
Regal Entertainment Group
9.125%, 08/15/18	225	246
Scientific Games
8.125%, 09/15/18	325	354
Seminole Indian Tribe of Florida
7.750%, 10/01/17 (C)	360	390
Shingle Springs Tribal Gaming Authority
9.375%, 06/15/15 (C)	100	72
Snoqualmie Entertainment Authority
9.125%, 02/01/15 (C)	300	301
4.532%, 02/01/14 (C) (D)	450	423
Speedway Motorsports
6.750%, 02/01/19	250	260
Sugarhouse HSP Gaming Prop Mezz
8.625%, 04/15/16 (C)	700	742

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 37

schedule of investments
March 31, 2012 (Unaudited)

High Yield Bond Fund (continued)

Description	Face Amount(000)	Value (000)
Tunica-Biloxi Gaming Authority
9.000%, 11/15/15 (C)	$125	$125
Vail Resorts
6.500%, 05/01/19	500	525
Waterford Gaming
8.625%, 09/15/14 (C) (E)	55	30
Wynn Las Vegas
7.875%, 05/01/20	175	192
7.750%, 08/15/20	400	440
5.375%, 03/15/22 (C)	600	585
Total Entertainment & Gaming		11,289
Financial Services [2.2%]
CNH Capital
6.250%, 11/01/16 (C)	250	268
Credit Acceptance
9.125%, 02/01/17	500	540
Icahn Enterprises
8.000%, 01/15/18 (C)	450	468
7.750%, 01/15/16	1,150	1,190
National Rural Utility Co-op
10.125%, 07/15/19 (C)	300	282
Total Financial Services		2,748
Food, Beverage & Tobacco [2.7%]
Beverages & More
9.625%, 10/01/14 (C)	750	782
Bumble Bee Acquisition
9.000%, 12/15/17 (C)	665	678
Bumble Bee Holdco SCA
9.625%, 03/15/18 (B) (C)	500	454
Darling International
8.500%, 12/15/18	350	390
Le-Nature's
9.000%, 06/15/13 (A) (C) (E)	150	9
US Foodservice
8.500%, 06/30/19 (C)	1,050	1,063
Total Food, Beverage & Tobacco		3,376
Human Resources [0.5%]
Emergency Medical Services
8.125%, 06/01/19	650	668
Insurance [2.2%]
CNO Financial Group
9.000%, 01/15/18 (C)	725	783
Ironshore Holdings US
8.500%, 05/15/20 (C)	950	1,034

Description	Face Amount (000)	Value (000)
National Life Insurance
10.500%, 09/15/39 (C)	$150	$188
USI Holdings
9.750%, 05/15/15 (C)	638	641
4.378%, 11/15/14 (C) (D)	125	117
Total Insurance		2,763
Internet Connectiv Svcs [0.3%]
Zayo Group
10.250%, 03/15/17	300	335
Investment Banker/Broker Dealer [0.2%]
Jefferies Group
8.500%, 07/15/19	240	266
Machinery [1.8%]
CPM Holdings
10.625%, 09/01/14	500	532
Tempel Steel
12.000%, 08/15/16 (C)	500	490
Thermadyne Holdings
9.000%, 12/15/17	995	1,020
9.000%, 12/15/17 (C)	300	308
Total Machinery		2,350
Medical Products & Services [4.8%]
Apria Healthcare Group
12.375%, 11/01/14	800	798
11.250%, 11/01/14	300	314
Biomet
11.625%, 10/15/17	750	811
BioScrip
10.250%, 10/01/15	600	650
DJO Finance
9.750%, 10/15/17	210	156
HCA
7.500%, 02/15/22	1,225	1,305
Omnicare
7.750%, 06/01/20	350	388
OnCure Holdings
11.750%, 05/15/17	500	328
Physio-Control International
9.875%, 01/15/19 (C)	125	131
PSS World Medical
6.375%, 03/01/22 (C)	100	103
STHI Holding
8.000%, 03/15/18 (C)	200	212
Symbion
11.000%, 08/23/15 (B)	418	395

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 38

schedule of investments
March 31, 2012 (Unaudited)

High Yield Bond Fund (continued)

Description	Face Amount(000)	Value (000)
Tenet Healthcare
6.250%, 11/01/18 (C)	$350	$361
Total Medical Products & Services		5,952
Metal-Copper [0.7%]
Quadra FNX Mining
7.750%, 06/15/19 (C)	800	910
Metals & Mining [1.7%]
Midwest Vanadium
11.500%, 02/15/18 (C)	500	345
Mirabela Nickel
8.750%, 04/15/18 (C)	630	542
Noranda Aluminum Acquisition
4.659%, 05/15/15 (B) (D)	673	650
Novelis
8.375%, 12/15/17	500	542
Total Metals & Mining		2,079
Miscellaneous Business Services [0.3%]
Affinion Group
11.500%, 10/15/15	100	94
Carriage Services
7.875%, 01/15/15	200	202
MCBC Holdings
6.817%, 10/15/14 (C) (E)	50	12
Total Miscellaneous Business Services		308
Miscellaneous Manufacturing [2.1%]
AGY Holding
11.000%, 11/15/14	100	40
Atkore International
9.875%, 01/01/18	435	456
CEVA Group
11.625%, 10/01/16 (C)	250	265
11.500%, 04/01/18 (C)	100	99
8.375%, 12/01/17 (C)	300	297
Coleman Cable
9.000%, 02/15/18	1,150	1,210
Thermon Industries
9.500%, 05/01/17	284	312
Total Miscellaneous Manufacturing		2,679
Multi-line Insurance [0.2%]
Kemper
6.000%, 05/15/17	195	208

Description	Face Amount (000)	Value (000)
Office Automation and Equip [0.3%]
CDW
8.000%, 12/15/18	$400	$433
Oil-Field Services [1.0%]
Exterran Holdings
7.250%, 12/01/18	1,300	1,248
Paper & Related Products [0.1%]
Verso Paper Holdings
8.750%, 02/01/19	300	165
Petroleum & Fuel Products [7.8%]
Bill Barrett
9.875%, 07/15/16	250	275
7.625%, 10/01/19	1,025	1,040
BreitBurn Energy Partners
7.875%, 04/15/22 (C)	1,260	1,285
Continental Resources
7.375%, 10/01/20	500	555
Crestwood Midstream Partners
7.750%, 04/01/19 (C)	1,550	1,587
Denbury Resources
8.250%, 02/15/20	500	559
Eagle Rock Energy Partners
8.375%, 06/01/19	1,000	1,030
Helix Energy Solutions Group
9.500%, 01/15/16 (C)	58	61
Milagro Oil & Gas
10.500%, 05/15/16	400	312
Penn Virginia
7.250%, 04/15/19	900	774
Precision Drilling
6.500%, 12/15/21 (C)	400	418
SandRidge Energy
8.000%, 06/01/18 (C)	150	153
7.500%, 03/15/21	250	246
SESI
7.125%, 12/15/21 (C)	1,000	1,080
6.375%, 05/01/19	300	318
Total Petroleum & Fuel Products		9,693
Printing & Publishing [0.2%]
Houghton Mifflin Harcourt Publishers
10.500%, 06/01/19 (C)	400	212

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 39

schedule of investments
March 31, 2012 (Unaudited)

High Yield Bond Fund (continued)

Description	Face Amount(000)	Value (000)
Real Estate [0.5%]
Kennedy-Wilson
8.750%, 04/01/19	$600	$626
Research and Development [1.8%]
Alion Science and Technology
12.000%, 11/01/14 (B)	596	560
10.250%, 02/01/15	330	185
Catalent Pharma Solutions
9.500%, 04/15/15 (D)	695	714
Pharmaceutical Product Development
9.500%, 12/01/19 (C)	675	732
Total Research and Development		2,191
Retail [5.7%]
Academy
9.250%, 08/01/19 (C)	750	770
AmeriGas Finance
7.000%, 05/20/22	1,330	1,356
Brands
5.625%, 02/15/22	250	252
Burlington Coat Factory Warehouse
10.000%, 02/15/19	1,500	1,560
Easton-Bell Sports
9.750%, 12/01/16	500	553
Liz Claiborne
10.500%, 04/15/19 (C)	400	444
Mobile Mini
7.875%, 12/01/20	755	804
Penske Automotive Group
7.750%, 12/15/16	100	104
Rare Restaurant Group
9.250%, 05/15/14 (C)	100	90
Roadhouse Financing
10.750%, 10/15/17	750	731
Sally Holdings
6.875%, 11/15/19 (C)	350	373
Total Retail		7,037
Rubber & Plastic [0.2%]
Goodyear Tire & Rubber
7.000%, 05/15/22	250	243
Schools-Day Care [0.3%]
Knowledge Learning
7.750%, 02/01/15 (C)	400	332

Description	Face Amount (000)	Value (000)
Semi-Conductors [0.2%]
Stoneridge
9.500%, 10/15/17 (C)	$200	$212
Shipbuilding [0.4%]
Huntington Ingalls Industries
7.125%, 03/15/21	250	268
6.875%, 03/15/18	250	265
Total Shipbuilding		533
Steel & Steel Works [0.5%]
Standard Steel
12.000%, 05/01/15 (C)	600	678
Telephones & Telecommunications [4.8%]
Avaya
9.750%, 11/01/15	250	246
7.000%, 04/01/19 (C)	1,350	1,354
CommScope
8.250%, 01/15/19 (C)	925	985
L-3 Communications
4.506%, 02/15/15 (D)	1,250	1,209
Nextel Communications
6.875%, 10/31/13	335	335
Sprint Nextel
7.000%, 03/01/20 (C)	400	406
Syniverse Holdings
9.125%, 01/15/19	750	827
UPCB Finance
7.250%, 11/15/21 (C)	500	529
Total Telephones & Telecommunications		5,891
Textile-Home Furnishings [0.6%]
Empire Today
11.375%, 02/01/17 (C)	750	741
Transactional Software [0.4%]
Open Solutions
9.750%, 02/01/15 (C)	600	492
Transportation Services [5.1%]
ACL I
10.625%, 02/15/16 (B) (C)	670	672
Commercial Barge Line
12.500%, 07/15/17	250	281
Florida East Coast Railway
8.125%, 02/01/17	750	765
Marquette Transportation
10.875%, 01/15/17	1,100	1,159

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 40

schedule of investments
March 31, 2012 (Unaudited)

High Yield Bond Fund (continued)

Description	Face Amount (000)/Shares	Value (000)
Pegasus Solutions
10.500%, 04/15/15 (C)	$100	$50
Quality Distribution
9.875%, 11/01/18	800	878
Rural/Metro
10.125%, 07/15/19 (C)	650	599
Sabre Holdings
8.350%, 03/15/16	745	676
Stena
7.000%, 12/01/16	150	140
Travelport
11.875%, 09/01/16	90	29
9.875%, 09/01/14	300	190
United Maritime Group
11.750%, 06/15/15	800	831
Total Transportation Services		6,270
Web Hosting/Design [0.2%]
Equinix
7.000%, 07/15/21	250	274
Total Corporate Bonds (Cost $112,966)		114,364

	Number of Warrants
Warrants [0.1%]
Alion Science and Technology,
Expires 03/15/17 (E) *	380	—
CUI Acquisition (E) (F) (G) *	2,756	126
Total Warrants (Cost $250)		126
Special Stock [0.0%]
Broadcasting & Cable [0.0%]
Olympus CVV (E) (F) *	8,500	7
Total Special Stock (Cost $9)		7
Convertible Bond [0.0%]
Food, Beverage & Tobacco [0.0%]
Vector Group
3.875%, 06/15/26 (D)	54	61
Total Convertible Bond (Cost $56)		61

Description	Shares	Value (000)
Short-Term Investments [7.1%]
Fidelity Institutional Money Market Portfolio, Cl I, 0.143%**	4,465,068	$4,465
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.070%**	4,465,068	4,465
Total Short-Term Investments (Cost $8,930)		8,930
Total Investments [98.6%] (Cost $122,211)		$123,488

Percentages are based on Net Assets of $125,194 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2012.

(A)	In default on interest payments. Rate shown represents the last coupon rate prior to default.

(B)	Payment in Kind.

(C)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2012, the value of these securities amounted to $54,582 (000), representing 44.0% of the net assets of the Fund.

(D)	Floating Rate Security — The rate reported is the rate in effect on March 31, 2012.

(E)	Security is considered illiquid.

(F)	Security is fair valued.

(G)	This warrant is a result of the restructuring of Cleveland Unlimited, has an exercise price of $0.0001 per share of common stock and does not have an expiration date.

Cl — Class

CVV — Contingent Value Vehicle

Ser — Series

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments carried at value ($ Thousands) in accordance with ASC 820:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$114,343	$21	$114,364
Warrants	—	—	126	126
Special Stock	—	—	7	7
Convertible Bond	—	61	—	61
Short-Term Investments	8,930	—	—	8,930
Total Investments in Securities	$8,930	$114,404	$154	$123,488

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 41

schedule of investments
March 31, 2012 (Unaudited)

High Yield Bond Fund (concluded)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Corporate Bonds ($ Thousands)	Investments in Warrants ($ Thousands)	Investments in Special Stock ($ Thousands)
Beginning balance as of October 1, 2011	$47	$171	$7
Accrued discounts/premiums	—	—	—
Realized gain/(loss)	—	—	—
Change in unrealized appreciation/(depreciation)	(26)	(45)	—
Purchases	—	—	—
Sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Ending balance as of March 31, 2012	$21	$126	$7
Changes in unrealized gains (losses) included in earnings related to securities held at reporting date	$(26)	$—	$(46)

For the period ended March 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended March 31, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities. Transfers between Levels are recognized at period end.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 42

schedule of investments
March 31, 2012 (Unaudited)

Multi-Asset Fund

Description	Shares	Value (000)
Exchange-Traded Funds [49.4%]
iPath S&P 500 VIX	31,048	$1,436
iPATH S&P 500 VIX Short-Term Futures ETN *	45,501	765
iShares Russell 3000 Index Fund	15,745	1,311
iShares S&P MidCap 400 Index Fund	25,124	2,493
Powershares DB Gold Fund	23,905	1,381
SPDR S&P 500 Fund	33,902	4,770
SPDR S&P Dividend ETF Fund	21,350	1,209
Vanguard Dividend Appreciation	25,921	1,518
Vanguard Emerging Markets	44,369	1,929
Vanguard REIT	11,021	701
Vanguard Short-Term Bond Index Fund	499,151	5,296
Vanguard Small Cap Value	16,301	1,283
Total Exchange-Traded Funds (Cost $23,161)		24,092
Unaffiliated Registered Investment Companies [29.6%]
DoubleLine Total Return Bond Fund	174,966	1,954
Fidelity Floating Rate High Income Fund	216,682	2,125
Harbor High Yield Bond Fund	76,087	828
ING Global Real Estate Fund	97,363	1,636
Oppenheimer International Bond Fund, Class A	233,871	1,480
PIMCO Commodity Real Return Strategy Fund	126,772	848
PIMCO Emerging Markets Bond Fund	142,018	1,527
PIMCO Emerging Markets Bond Fund, Institutional Class	71,785	838
Principal Preferred Securities Fund	322,426	3,218
Total Unaffiliated Registered Investment Companies (Cost $14,253)		14,454

Description	Shares/Face Value (000)	Value (000)
Affiliated Registered Investment Companies [10.2%]
CNI Corporate Bond Fund, Institutional Class	186,727	$2,007
CNI Government Bond Fund, Institutional Class	150,912	1,610
CNI High Yield Bond Fund, Institutional Class	161,966	1,374
Total Affiliated Registered Investment Companies (Cost $4,883)		4,991
Corporate Bonds [8.3%]
Financial Services [8.3%]
Citigroup
5.500%, 08/27/12	$1,000	1,018
HSBC Finance
7.000%, 05/15/12	1,000	1,007
Merrill Lynch, MTN
6.050%, 08/15/12	1,000	1,018
Morgan Stanley
6.600%, 04/01/12	1,000	1,000
Total Financial Services		4,043
Total Corporate Bonds (Cost $4,027)		4,043
Short-Term Investment [1.9%]
Fidelity Institutional Money Market Portfolio, Cl I, 0.218%**	908,556	909
Total Short-Term Investment (Cost $909)		909
Total Investments [99.4%] (Cost $47,233)		$48,489

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 43

schedule of investments
March 31, 2012 (Unaudited)

Multi-Asset Fund (concluded)

Percentages are based on Net Assets of $48,771 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2012.

Cl — Class

ETF — Exchange-Traded Fund

ETN — Exchange-Traded Note

MTN — Medium Term Note

REIT — Real Estate Investment Trust

SPDR — Standard & Poor’s Depository Receipts

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments carried at value ($ Thousands) in accordance with ASC 820:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$24,092	$—	$—	$24,092
Unaffiliated Registered Investment Companies	14,454	—	—	14,454
Affiliated Registered Investment Companies	4,991	—	—	4,991
Corporate Bonds	—	4,043	—	4,043
Short-Term Investment	909	—	—	909
Total Investments in Securities	$44,446	$4,043	$—	$48,489

For the period ended March 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 44

schedule of investments
March 31, 2012 (Unaudited)

Diversified Equity Fund

Description	Shares	Value (000)
Common Stock [98.4%]
Aerospace & Defense [1.9%]
Boeing	4,670	$347
General Dynamics	340	25
Goodrich	120	15
Honeywell International	738	45
L-3 Communications Holdings, Cl 3	94	7
Lockheed Martin	254	23
Northrop Grumman	241	15
Precision Castparts	668	115
Raytheon	4,739	250
Rockwell Collins	142	8
United Technologies	867	72
Total Aerospace & Defense		922
Airlines [0.0%]
Southwest Airlines	736	6
Apparel/Textiles [0.9%]
Coach	1,954	151
Lululemon Athletica *	1,060	79
Nike, Cl B	350	38
Ralph Lauren, Cl A	962	168
VF	83	12
Total Apparel/Textiles		448
Auto Components [0.0%]
BorgWarner *	104	9
Goodyear Tire & Rubber *	233	2
Total Auto Components		11

Description	Shares	Value (000)
Automotive [3.9%]
AutoZone *	26	$10
Ford Motor	65,940	823
Harley-Davidson	218	11
Johnson Controls	13,148	427
Paccar	13,940	653
Total Automotive		1,924
Banks [4.2%]
Bank of America	10,221	98
Bank of New York Mellon	1,147	28
CIT Group *	14,400	594
Citigroup	2,789	102
Comerica	5,408	175
Fifth Third Bancorp	876	12
First Horizon National	244	3
Huntington Bancshares	823	5
KeyCorp	908	8
Leucadia National	189	5
M&T Bank	4,320	375
Moody's	187	8
PNC Financial Services Group	502	32
State Street	465	21
SunTrust Banks	507	12
US Bancorp	13,420	425
Wells Fargo	5,022	171
Zions Bancorporation	175	4
Total Banks		2,078
Beauty Products [0.7%]
Estee Lauder, Cl A	2,944	182
Procter & Gamble	2,623	176
Total Beauty Products		358
Biomedical Research & Products [0.1%]
Celgene *	418	32
Biotechnology [0.8%]
Alexion Pharmaceuticals *	2,120	197
Amgen	754	51
Biogen Idec *	227	29
Gilead Sciences *	2,661	130
Total Biotechnology		407
Broadcasting & Cable [4.2%]
Acme Packet *	2,810	77
Aruba Networks *	5,940	132

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 45

schedule of investments
March 31, 2012 (Unaudited)

Diversified Equity Fund (continued)

Description	Shares	Value (000)
Cisco Systems	37,029	$783
F5 Networks *	1,325	179
Finisar *	6,320	128
Harris	108	5
JDS Uniphase *	219	3
Motorola Mobility Holdings *	251	10
Motorola Solutions	280	14
Qualcomm	10,141	690
Ubiquiti Networks *	1,620	51
Total Broadcasting & Cable		2,072
Building & Construction [1.2%]
DR Horton	266	4
Masco	340	5
Owens Corning *	16,100	580
Total Building & Construction		589
Business Services [1.4%]
Accenture, Cl A	616	40
Automatic Data Processing	467	26
Cognizant Technology Solutions, Cl A *	289	22
Computer Sciences	148	4
eBay *	8,521	314
Fidelity National Information Services	223	7
Fiserv *	132	9
Mastercard, Cl A	101	43
Omnicom Group	260	13
Paychex	307	10
SAIC	263	3
Total System Services	153	4
VeriFone Systems *	2,120	110
Visa, Cl A	474	56
Xerox	1,268	10
Total Business Services		671
Chemicals [1.6%]
Air Products & Chemicals	201	18
Airgas	65	6
CF Industries Holdings	62	11
Dow Chemical	1,129	39
Eastman Chemical	130	7
Ecolab	277	17
EI du Pont de Nemours	888	47
FMC	67	7
International Flavors & Fragrances	77	4
Monsanto	3,320	265

Description	Shares	Value (000)
Mosaic	284	$16
Potash Corp of Saskatchewan	6,300	288
PPG Industries	145	14
Praxair	284	33
Sigma-Aldrich	115	8
Total Chemicals		780
Commercial Banks [1.7%]
BB&T	26,864	843
Regions Financial	1,346	9
Total Commercial Banks		852
Communication & Media [1.9%]
Cablevision Systems, Cl A	206	3
CBS, Cl B	618	21
Comcast, Cl A	10,188	306
DIRECTV, Cl A *	644	32
Discovery Communications, Cl A *	246	13
Interpublic Group	425	5
McGraw-Hill	265	13
News, Cl A	2,050	40
Scripps Networks Interactive, Cl A	91	4
Time Warner	11,989	453
Time Warner Cable, Cl A	299	24
Viacom, Cl B	514	24
Washington Post, Cl B	5	2
Total Communication & Media		940
Computer & Electronics Retail [0.0%]
GameStop, Cl A	130	3
Computer Software [2.0%]
Adobe Systems *	470	16
CA	347	10
Microsoft	25,283	815
Oracle	3,733	109
Symantec *	695	13
Total Computer Software		963
Computer System Design & Services [4.9%]
Apple *	3,177	1,905
Dell *	1,454	24
Hewlett-Packard	1,882	45
IBM	1,103	230
Lexmark International, Cl A	67	2
NetApp *	346	15

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 46

schedule of investments
March 31, 2012 (Unaudited)

Diversified Equity Fund (continued)

Description	Shares	Value (000)
SanDisk *	2,821	$140
Teradata *	159	11
Western Digital *	223	9
Total Computer System Design & Services		2,381
Computers & Peripherals [0.1%]
EMC *	1,955	59
Construction & Engineering [0.2%]
Jacobs Engineering Group *	122	6
KBR	3,070	109
Quanta Services *	201	4
Total Construction & Engineering		119
Construction Materials [0.0%]
Vulcan Materials	123	5
Consumer Products & Services [0.2%]
Clorox	124	8
Colgate-Palmolive	457	45
Hasbro	110	4
Kimberly-Clark	375	28
Mattel	323	11
Total Consumer Products & Services		96
Containers & Packaging [1.1%]
Ball	149	7
Bemis	98	3
Crown Holdings *	11,900	438
Owens-Illinois *	4,337	101
Total Containers & Packaging		549
Distributors [0.0%]
Genuine Parts	148	9
Diversified Consumer Services [0.0%]
DeVry	57	2
H&R Block	279	5
Total Diversified Consumer Services		7
Diversified Manufacturing [0.6%]
3M	661	59
Danaher	545	31
General Electric	10,077	202
Parker Hannifin	144	12

Description	Shares	Value (000)
Textron	266	$7
Total Diversified Manufacturing		311
Diversified Metals & Mining [0.5%]
Alcoa	1,015	10
Allegheny Technologies	102	4
Cliffs Natural Resources	135	10
Freeport-McMoRan Copper & Gold, Cl B	903	35
Goldcorp	3,750	169
Newmont Mining	471	24
Titanium Metals	78	1
United States Steel	137	4
Total Diversified Metals & Mining		257
Drugs [3.2%]
Abbott Laboratories	1,497	92
Allergan	2,010	192
AmerisourceBergen, Cl A	246	10
Bristol-Myers Squibb	10,208	345
Eli Lilly	972	39
Forest Laboratories *	253	9
Johnson & Johnson	2,614	172
Merck	2,899	111
Mylan *	17,207	403
Perrigo	89	9
Pfizer	7,179	163
Watson Pharmaceuticals *	121	8
Total Drugs		1,553
Electrical Equipment [0.1%]
Emerson Electric	699	36
Electrical Services [1.9%]
Ameren	231	7
American Electric Power	460	18
AMETEK	4,120	200
CenterPoint Energy	406	8
CMS Energy	245	5
Consolidated Edison	279	16
Cooper Industries	151	9
DTE Energy	161	9
Duke Energy	1,272	27
Exelon	811	32
First Solar *	56	1
FirstEnergy	398	18
Integrys Energy Group	75	4
NextEra Energy	396	24
NiSource	269	6

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 47

schedule of investments
March 31, 2012 (Unaudited)

Diversified Equity Fund (continued)

Description	Shares	Value (000)
Northeast Utilities	9,969	$370
Pepco Holdings	217	4
Pinnacle West Capital	104	5
PPL	552	16
Progress Energy	281	15
Public Service Enterprise Group	482	15
Rockwell Automation	136	11
Roper Industries	92	9
SCANA	110	5
Southern	825	37
TECO Energy	206	4
Wisconsin Energy	219	8
Xcel Energy	464	12
Total Electrical Services		895
Electronic Equipment & Instruments [1.4%]
Amphenol, Cl A	156	9
Avnet *	17,500	637
FLIR Systems	147	4
Jabil Circuit	176	5
Molex	131	4
TE Connectivity	406	15
Total Electronic Equipment & Instruments		674
Energy [0.2%]
Dominion Resources	543	28
Edison International	310	13
Entergy	168	11
PG&E	392	17
Sempra Energy	229	14
Total Energy		83
Engineering Services [0.0%]
Fluor	161	10
Entertainment [1.8%]
Carnival	431	14
Chipotle Mexican Grill, Cl A *	30	13
Darden Restaurants	122	6
International Game Technology	283	5
Las Vegas Sands	2,990	172
Marriott International, Cl A	254	10
Starbucks	3,707	207
Starwood Hotels & Resorts Worldwide	1,987	112
Wendy's	61,500	308

Description	Shares	Value (000)
Wyndham Worldwide	139	$6
Wynn Resorts	76	9
Total Entertainment		862
Financial Services [2.4%]
American Express	11,406	660
Capital One Financial	7,527	420
Charles Schwab	1,029	15
CME Group, Cl A	63	18
Discover Financial Services	505	17
Hudson City Bancorp	502	4
IntercontinentalExchange *	69	9
Nasdaq Stock Market *	119	3
NYSE Euronext	246	7
People's United Financial	342	4
SLM	485	8
Western Union	591	10
Total Financial Services		1,175
Food, Beverage & Tobacco [3.6%]
Beam	149	9
Brown-Forman, Cl B	95	8
Coca-Cola	11,465	848
Coca-Cola Enterprises	286	8
ConAgra Foods	393	10
Constellation Brands, Cl A *	164	4
Dr Pepper Snapple Group	202	8
General Mills	614	24
Kellogg Company	235	13
Kraft Foods, Cl A	1,684	64
Molson Coors Brewing, Cl B	150	7
PepsiCo	11,105	737
Safeway	255	5
Total Food, Beverage & Tobacco		1,745
Gas/Natural Gas [0.1%]
AGL Resources	112	5
El Paso	736	22
ONEOK	99	8
Total Gas/Natural Gas		35
Healthcare Technology [0.3%]
Cerner *	1,969	150
Healthcare Products & Services [2.3%]
Agilent Technologies	3,741	167
Cardinal Health	329	14

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 48

schedule of investments
March 31, 2012 (Unaudited)

Diversified Equity Fund (continued)

Description	Shares	Value (000)
Express Scripts Holding, Cl A *	4,322	$234
Humana	156	14
Life Technologies *	170	8
McKesson	6,096	535
Medco Health Solutions *	370	26
Medtronic	991	39
PerkinElmer	108	3
Thermo Fisher Scientific	348	20
UnitedHealth Group	995	59
Waters *	85	8
Total Healthcare Products & Services		1,127
Household Furniture & Fixtures [0.4%]
Harman International Industries	67	3
Lennar, Cl A	2,855	77
Newell Rubbermaid	275	5
PulteGroup *	321	3
Stanley Black & Decker	1,451	112
Whirlpool	73	6
Total Household Furniture & Fixtures		206
Independent Power Producers & Energy Trader [0.0%]
AES *	613	8
NRG Energy *	217	3
Total Independent Power Producers & Energy Trader		11
Industrial [0.2%]
Dun & Bradstreet	45	4
Equifax	114	5
Manpower	2,190	104
Robert Half International	135	4
Total Industrial		117
Insurance [6.0%]
ACE	321	24
Aetna	334	17
Aflac	445	20
Allstate	475	16
American International Group *	512	16
AON	310	15
Assurant	83	3
Berkshire Hathaway, Cl B *	9,696	787
Chubb	3,258	225
Cigna	273	13
Cincinnati Financial	155	5
Coventry Health Care	134	5
DaVita *	89	8

Description	Shares	Value (000)
Genworth Financial, Cl A *	468	$4
Hartford Financial Services Group	419	9
HCC Insurance Holdings	20,400	636
Lincoln National	277	7
Loews	5,391	215
Marsh & McLennan	518	17
MetLife	11,910	445
Principal Financial Group	287	8
Progressive	582	14
Prudential Financial	448	28
Tenet Healthcare *	390	2
Torchmark	95	5
Travelers	374	22
Unum Group	15,077	369
XL Group, Cl A	301	7
Total Insurance		2,942
Internet & Catalog Retail [0.1%]
Expedia	90	3
Netflix *	53	6
priceline.com *	47	34
TripAdvisor *	90	3
Total Internet & Catalog Retail		46
Investment Banker/Broker Dealer [1.4%]
Affiliated Managers Group *	2,020	226
Ameriprise Financial	211	12
BlackRock, Cl A	96	20
E*Trade Financial *	242	3
Federated Investors, Cl B	88	2
Franklin Resources	136	17
Goldman Sachs Group	471	59
Invesco	425	11
JPMorgan Chase	3,635	167
Legg Mason	118	3
Morgan Stanley	1,451	28
Northern Trust	230	11
T Rowe Price Group	241	16
TD Ameritrade Holding	5,590	110
Total Investment Banker/Broker Dealer		685
Machinery [2.2%]
AGCO *	6,200	293
Caterpillar	3,707	395
Cummins	183	22
Deere	383	31
Dover	175	11
Eaton	319	16

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 49

schedule of investments
March 31, 2012 (Unaudited)

Diversified Equity Fund (continued)

Description	Shares	Value (000)
Flowserve	52	$6
Illinois Tool Works	461	26
Ingersoll-Rand	283	12
Joy Global	101	7
Pall	2,190	131
Snap-on	56	3
SPX	1,730	134
Xylem	176	5
Total Machinery		1,092
Manufacturing [1.8%]
Tyco International	15,289	859
Medical Products & Services [6.5%]
Bard (C.R.)	80	8
Baxter International	534	32
Becton Dickinson	200	15
Boston Scientific *	1,382	8
CareFusion *	27,556	714
Covidien	12,410	679
DENTSPLY International	135	5
Edwards Lifesciences *	110	8
Hospira *	157	6
Intuitive Surgical *	287	155
Laboratory Corp of America Holdings *	6,693	613
Patterson	15,083	504
Quest Diagnostics	3,151	193
St. Jude Medical	4,415	196
Stryker	308	17
Varian Medical Systems *	108	7
WellPoint	319	24
Zimmer Holdings	170	11
Total Medical Products & Services		3,195
Miscellaneous Manufacturing [0.0%]
Leggett & Platt	133	3
Multi-Media [0.2%]
Walt Disney	1,707	75
Office Equipment & Supplies [0.0%]
Avery Dennison	101	3
Office Furniture & Fixtures [1.1%]
Autodesk *	215	9
BMC Software *	156	6
Citrix Systems *	177	14
Electronic Arts *	316	5

Description	Shares	Value (000)
Fortinet *	3,040	$84
Intuit	281	17
Red Hat *	184	11
Salesforce.com *	1,480	229
VMware, Cl A *	1,390	156
Total Office Furniture & Fixtures		531
Paper & Related Products [0.7%]
International Paper	416	15
MeadWestvaco	163	5
Packaging Corp of America	10,200	302
Sealed Air	183	3
Total Paper & Related Products		325
Personal Products [0.0%]
Avon Products	410	8
Petroleum & Fuel Products [10.0%]
Alpha Natural Resources *	210	3
Anadarko Petroleum	3,905	306
Apache	366	37
Baker Hughes	417	17
Cabot Oil & Gas	5,540	173
Cameron International *	3,674	194
Chesapeake Energy	631	15
Chevron	1,883	202
Concho Resources *	2,910	297
ConocoPhillips	6,519	496
Consol Energy	216	7
Denbury Resources *	372	7
Devon Energy	385	27
Diamond Offshore Drilling	66	4
Enbridge	2,730	106
EOG Resources	256	28
EQT	142	7
Exxon Mobil	4,489	389
FMC Technologies *	228	11
Halliburton	879	29
Helmerich & Payne	102	6
Hess	288	17
Marathon Oil	670	21
Marathon Petroleum	331	14
Murphy Oil	185	10
Nabors Industries *	275	5
National Oilwell Varco	404	32
Newfield Exploration *	126	4
Noble	16,440	616
Noble Energy	169	17
Occidental Petroleum	772	74
Peabody Energy	2,089	61

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 50

schedule of investments
March 31, 2012 (Unaudited)

Diversified Equity Fund (continued)

Description	Shares	Value (000)
Pioneer Natural Resources	117	$13
QEP Resources	169	5
Range Resources	150	9
Rowan *	118	4
Schlumberger	6,540	457
Southwestern Energy *	9,532	292
Spectra Energy	21,620	682
Sunoco	102	4
Tesoro *	132	4
Valero Energy	529	14
Whiting Petroleum *	3,400	185
Williams	564	17
WPX Energy *	189	3
Total Petroleum & Fuel Products		4,921
Printing & Publishing [0.1%]
Cintas	105	4
Gannett	226	3
Iron Mountain	163	5
Pitney Bowes	190	3
Republic Services, Cl A	300	9
RR Donnelley & Sons	170	2
Stericycle *	81	7
Total Printing & Publishing		33
Railroads [0.0%]
CSX	1,002	22
Real Estate Investment Trust [0.7%]
American Tower, Cl A	375	24
Apartment Investment & Management, Cl A	115	3
AvalonBay Communities	91	13
Boston Properties	141	15
Equity Residential	286	18
HCP	390	15
Health Care REIT	200	11
Host Hotels & Resorts	674	11
Kimco Realty	388	7
Plum Creek Timber	154	6
ProLogis	437	16
Public Storage	135	19
Simon Property Group	1,002	146
Ventas	275	16
Vornado Realty Trust	176	15
Weyerhaeuser	511	11
Total Real Estate Investment Trust		346

Description	Shares	Value (000)
Real Estate Management & Development [1.9%]
Brookfield Asset Management, Cl A	23,600	$745
CBRE Group, Cl A *	8,722	174
Total Real Estate Management & Development		919
Retail [3.3%]
Abercrombie & Fitch, Cl A	82	4
AutoNation *	43	1
Bed Bath & Beyond *	3,385	223
Best Buy	270	6
Big Lots *	62	3
CarMax *	216	8
Costco Wholesale	414	38
CVS	1,240	55
Dollar Tree *	113	11
Family Dollar Stores	112	7
Gap	316	8
Guess ?	4,330	135
Home Depot	1,468	74
JC Penney	8,538	303
Kohl's	241	12
Kroger	547	13
Limited Brands	234	11
Lowe's	1,182	37
Macy's	394	16
McDonald's	970	95
Nordstrom	152	8
O'Reilly Automotive *	121	11
Ross Stores	218	13
Sears Holdings *	36	2
Sherwin-Williams	82	9
Staples	661	11
Supervalu	202	1
SYSCO	557	17
Target	640	37
Tiffany	121	8
TJX	718	29
Urban Outfitters *	106	3
Walgreen	832	28
Wal-Mart Stores	1,663	102
Whole Foods Market	1,755	146
Yum! Brands	1,708	122
Total Retail		1,607
Schools [0.0%]
Apollo Group, Cl A *	107	4

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 51

schedule of investments
March 31, 2012 (Unaudited)

Diversified Equity Fund (continued)

Description	Shares	Value (000)
Semi-Conductors [3.3%]
Advanced Micro Devices *	559	$4
Altera	8,287	330
Analog Devices	284	11
Applied Materials	15,930	198
Broadcom, Cl A	7,347	289
Intel	4,758	134
KLA-Tencor	159	9
Lam Research *	3,070	137
Linear Technology	218	7
LSI *	540	5
Microchip Technology	183	7
Micron Technology *	941	8
Novellus Systems *	67	3
NVIDIA *	582	9
NXP Semiconductor *	4,800	128
Teradyne *	178	3
Texas Instruments	10,360	348
Xilinx	249	9
Total Semi-Conductors		1,639
Steel & Steel Works [0.0%]
Nucor	302	13
Telephones & Telecommunications [2.9%]
AT&T	16,646	520
CenturyLink	590	23
Corning	30,749	433
Crown Castle International *	238	13
Frontier Communications	948	4
MetroPCS Communications *	280	2
Sprint Nextel *	2,855	8
Verizon Communications	2,700	103
Vodafone Group ADR	11,600	321
Windstream	559	7
Total Telephones & Telecommunications		1,434
Trading Companies & Distributors [0.1%]
Fastenal	281	15
WW Grainger	58	13
Total Trading Companies & Distributors		28
Transportation Services [1.0%]
CH Robinson Worldwide	156	10
Expeditors International of Washington	202	9
FedEx	299	27
Norfolk Southern	314	21

Description	Shares	Value (000)
Union Pacific	3,087	$332
United Parcel Service, Cl B	913	74
Total Transportation Services		473
Trucking [0.0%]
Ryder System	49	3
Waste Management Services [0.0%]
Waste Management	439	15
Web Portals/ISP [2.7%]
Akamai Technologies *	169	6
Amazon.com *	1,957	396
Google, Cl A *	1,044	669
Juniper Networks *	5,591	128
LinkedIn, Cl A *	1,070	109
VeriSign	152	6
Yahoo! *	1,156	18
Total Web Portals/ISP		1,332
Wholesale [0.4%]
Archer-Daniels-Midland	630	20
Campbell Soup	170	6
Dean Foods *	175	2
Hershey	146	9
HJ Heinz	305	16
Hormel Foods	131	4
JM Smucker	108	9
McCormick	127	7
Mead Johnson Nutrition, Cl A	1,574	130
Sara Lee	563	12
Tyson Foods, Cl A	278	5
Total Wholesale		220
Total Common Stock (Cost $43,030)		48,301

Short-Term Investment [1.8%]
AIM STIT-Treasury Portfolio, 0.020%**	862,624	863
Total Short-Term Investment (Cost $863)		863
Total Investments [100.2%] (Cost $43,893)		$49,164

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 52

schedule of investments
March 31, 2012 (Unaudited)

Diversified Equity Fund (concluded)

Percentages are based on Net Assets of $49,058 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2012.

ADR — American Depositary Receipt

Cl — Class

REIT — Real Estate Investment Trust

As of March 31, 2012, all of the Fund’s investments are Level 1.

For the period ended March 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 53

schedule of investments
March 31, 2012 (Unaudited)

Large Cap Value Equity Fund

Description	Shares	Value (000)
Common Stock [97.8%]
Aerospace & Defense [1.4%]
General Dynamics	9,000	$661
L-3 Communications Holdings, Cl 3	15,600	1,104
Total Aerospace & Defense		1,765
Auto Components [1.3%]
Magna International	32,500	1,552
Beverages [0.5%]
PepsiCo	10,200	677
Biotechnology [1.3%]
Gilead Sciences *	31,600	1,544
Capital Markets [4.0%]
Bank of New York Mellon	52,900	1,277
Goldman Sachs Group	16,531	2,056
State Street	34,800	1,583
Total Capital Markets		4,916
Chemicals [0.9%]
EI du Pont de Nemours	19,600	1,037
Commercial Banks [4.7%]
US Bancorp	74,500	2,360
Wells Fargo	98,960	3,379
Total Commercial Banks		5,739

Description	Shares	Value (000)
Commercial Services & Supplies [2.1%]
Iron Mountain	53,700	$1,547
Waste Management	30,500	1,066
Total Commercial Services & Supplies		2,613
Communications Equipment [3.0%]
Cisco Systems	146,000	3,088
Research In Motion *	39,300	578
Total Communications Equipment		3,666
Computers & Peripherals [0.6%]
Western Digital *	17,300	716
Consumer Finance [1.9%]
American Express	40,200	2,326
Diversified Financial Services [5.7%]
Citigroup	88,397	3,231
JPMorgan Chase	83,200	3,825
Total Diversified Financial Services		7,056
Diversified Telecommunication Services [3.0%]
AT&T	79,917	2,496
Verizon Communications	30,500	1,166
Total Diversified Telecommunication Services		3,662
Electric Utilities [2.1%]
American Electric Power	13,100	506
Edison International	35,500	1,509
NextEra Energy	10,200	623
Total Electric Utilities		2,638
Electronic Equipment [2.0%]
Corning	177,200	2,495
Food & Staples Retailing [3.9%]
CVS	25,500	1,142
SUPERVALU	124,500	711
Wal-Mart Stores	48,200	2,950
Total Food & Staples Retailing		4,803
Food Products [0.9%]
Dean Foods *	90,000	1,090

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 54

schedule of investments
March 31, 2012 (Unaudited)

Large Cap Value Equity Fund (continued)

Description	Shares	Value (000)
Healthcare Equipment & Supplies [0.7%]
Baxter International	4,300	$257
Becton Dickinson	6,900	536
Total Healthcare Equipment & Supplies		793
Healthcare Providers & Services [2.1%]
Aetna	34,200	1,715
Cigna	18,500	911
Total Healthcare Providers & Services		2,626
Household Products [1.9%]
Procter & Gamble	34,700	2,332
Industrial Conglomerates [3.3%]
General Electric	160,700	3,225
Tyco International	13,600	764
Total Industrial Conglomerates		3,989
Insurance [7.7%]
Aflac	58,362	2,684
Berkshire Hathaway, Cl B *	35,400	2,873
Marsh & McLennan	63,100	2,069
Travelers	31,700	1,877
Total Insurance		9,503
IT Services [0.9%]
Western Union	60,000	1,056
Leisure Equipment & Products [1.5%]
Mattel	53,300	1,794
Machinery [1.0%]
AGCO *	25,700	1,213
Media [2.6%]
Comcast, Cl A	108,400	3,253
Metals & Mining [1.7%]
Barrick Gold	25,100	1,091
Newmont Mining	19,800	1,015
Total Metals & Mining		2,106
Multiline Retail [2.1%]
Target	44,400	2,587

Description	Shares	Value (000)
Multi-Utilities [4.0%]
Consolidated Edison	7,000	$409
National Grid ADR	27,200	1,373
PG&E	42,000	1,823
Public Service Enterprise Group	22,100	676
Sempra Energy	10,000	600
Total Multi-Utilities		4,881
Oil, Gas & Consumable Fuels [11.9%]
Apache	14,000	1,406
BP ADR	40,900	1,841
Chesapeake Energy	38,300	887
Chevron	25,440	2,728
ConocoPhillips	39,280	2,986
Exxon Mobil	37,000	3,209
Hess	26,000	1,533
Total Oil, Gas & Consumable Fuels		14,590
Pharmaceuticals [4.1%]
Abbott Laboratories	21,700	1,330
Merck	23,100	887
Pfizer	79,755	1,807
Teva Pharmaceutical Industries ADR	23,300	1,050
Total Pharmaceuticals		5,074
Real Estate Management & Development [1.8%]
Brookfield Asset Management, Cl A	68,200	2,153
Road & Rail [2.8%]
CSX	43,500	936
Union Pacific	23,000	2,472
Total Road & Rail		3,408
Semiconductors & Semiconductor Equipment [1.6%]
Intel	72,200	2,029
Software [3.0%]
Microsoft	114,600	3,696
Specialty Retail [2.7%]
Best Buy	56,200	1,331
Lowe's	22,500	706
Staples	82,700	1,338
Total Specialty Retail		3,375

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 55

schedule of investments
March 31, 2012 (Unaudited)

Large Cap Value Equity Fund (concluded)

Description	Shares	Value (000)
Wireless Telecommunication Services [1.1%]
Sprint Nextel *	469,000	$1,337
Total Common Stock (Cost $108,415)		120,090
Short-Term Investments [2.1%]
Fidelity Institutional Domestic Money Market Portfolio, Cl I, 0.143%**	1,433,406	1,433
Goldman Sachs Financial Square Funds - Government Fund, 0.040%**	1,060,940	1,061
Total Short-Term Investments (Cost $2,494)		2,494
Total Investments [99.9%] (Cost $110,909)		$122,584

Percentages are based on Net Assets of $122,758 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2012.

ADR — American Depositary Receipt

Cl — Class

As of March 31, 2012, all of the Fund’s investments are Level 1.

For the period ended March 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 56

schedule of investments
March 31, 2012 (Unaudited)

Large Cap Growth Equity Fund

Description	Shares	Value (000)
Common Stock [99.3%]
Aerospace & Defense [1.4%]
Boeing	8,500	$632
Air Freight & Logistics [1.6%]
FedEx	8,400	772
Beverages [3.3%]
Dr Pepper Snapple Group	13,800	555
Fomento Economico Mexicano ADR	12,300	1,012
Total Beverages		1,567
Biotechnology [6.5%]
Celgene *	15,600	1,209
Gilead Sciences *	25,300	1,236
Onyx Pharmaceuticals *	16,000	603
Total Biotechnology		3,048
Chemicals [1.0%]
Mosaic	8,800	486
Commercial Banks [1.3%]
Wells Fargo	17,650	602
Communications Equipment [3.5%]
Qualcomm	24,000	1,633

Description	Shares	Value (000)
Computers & Peripherals [12.7%]
Apple *	7,900	$4,736
EMC *	42,100	1,258
Total Computers & Peripherals		5,994
Diversified Financial Services [1.6%]
JPMorgan Chase	16,400	754
Diversified Telecommunication Services [0.8%]
Verizon Communications	9,500	363
Energy Equipment & Services [5.5%]
Baker Hughes	16,300	684
Halliburton	14,100	468
National Oilwell Varco	8,300	659
Schlumberger	11,600	811
Total Energy Equipment & Services		2,622
Food & Staples Retailing [4.1%]
CVS	28,000	1,254
Wal-Mart Stores	11,500	704
Total Food & Staples Retailing		1,958
Food Products [3.6%]
Bunge	12,500	856
Dean Foods *	68,700	832
Total Food Products		1,688
Healthcare Equipment & Supplies [2.1%]
Baxter International	17,000	1,016
Hotels, Restaurants & Leisure [2.1%]
Starbucks	17,500	978
Independent Power Producers & Energy Traders [0.8%]
AES *	27,700	362
Industrial Conglomerates [2.0%]
Danaher	16,700	935
Insurance [1.6%]
Prudential Financial	12,000	761

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 57

schedule of investments
March 31, 2012 (Unaudited)

Large Cap Growth Equity Fund (concluded)

Description	Shares	Value (000)
Internet & Catalog Retail [2.0%]
priceline.com *	1,300	$933
Internet Software & Services [3.0%]
Google, Cl A *	2,250	1,443
IT Services [5.6%]
IBM	8,000	1,669
Mastercard, Cl A	2,300	967
Total IT Services		2,636
Life Sciences Tools & Services [1.7%]
Agilent Technologies	18,000	801
Machinery [3.8%]
Caterpillar	7,400	788
Cummins	8,500	1,021
Total Machinery		1,809
Media [6.1%]
Comcast, Cl A	31,100	933
DIRECTV, Cl A *	22,200	1,095
Omnicom Group	16,800	851
Total Media		2,879
Metals & Mining [2.8%]
Allegheny Technologies	13,700	564
Worthington Industries	38,200	733
Total Metals & Mining		1,297
Multiline Retail [1.3%]
Target	11,100	647
Oil, Gas & Consumable Fuels [5.8%]
Chevron	8,400	901
Exxon Mobil	21,200	1,839
Total Oil, Gas & Consumable Fuels		2,740
Personal Products [1.3%]
Avon Products	31,000	600

Description	Shares	Value (000)
Pharmaceuticals [5.0%]
Merck	14,200	$545
Mylan *	49,900	1,170
Shire ADR	6,600	626
Total Pharmaceuticals		2,341
Road & Rail [1.5%]
Norfolk Southern	10,900	718
Semiconductors & Semiconductor Equipment [1.5%]
Marvell Technology Group *	45,900	722
Software [2.4%]
Microsoft	35,200	1,135
Total Common Stock (Cost $38,446)		46,872
Short-Term Investments [0.7%]
Fidelity Institutional Domestic Money Market Portfolio, Cl I, 0.143%**	280,640	281
Goldman Sachs Financial Square Funds - Government Fund, 0.040%**	44,938	45
Total Short-Term Investments (Cost $326)		326
Total Investments [100.0%] (Cost $38,772)		$47,198

Percentages are based on Net Assets of $47,219 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2012.

ADR — American Depositary Receipt

Cl — Class

As of March 31, 2012, all of the Fund’s investments are Level 1.

For the period ended March 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 58

schedule of investments
March 31, 2012 (Unaudited)

Socially Responsible Equity Fund

Description	Shares	Value (000)
Common Stock [96.9%]
Automotive [6.1%]
Ford Motor	194,000	$2,423
Johnson Controls	58,700	1,907
Paccar	42,000	1,967
Total Automotive		6,297
Banks [7.4%]
CIT Group *	49,500	2,042
Cullen	21,400	1,245
M&T Bank	24,100	2,094
US Bancorp	71,000	2,249
Total Banks		7,630
Broadcasting & Cable [2.0%]
Cisco Systems	98,800	2,090
Building & Construction [2.2%]
Owens Corning *	61,900	2,230
Business Services [2.0%]
Automatic Data Processing	37,000	2,042
Chemicals [2.4%]
EI du Pont de Nemours	46,200	2,444
Commercial Banks [0.9%]
BB&T	30,000	942
Communication & Media [1.6%]
Time Warner	41,700	1,574

Description	Shares	Value (000)
Computer Software [1.5%]
Microsoft	47,000	$1,516
Distributors [2.0%]
Genuine Parts	33,200	2,083
Drugs [5.5%]
Abbott Laboratories	50,900	3,120
Bristol-Myers Squibb	76,100	2,568
Total Drugs		5,688
Electrical Equipment [2.0%]
Emerson Electric	39,200	2,046
Electrical Services [1.5%]
Northeast Utilities	40,700	1,511
Electronic Equipment & Instruments [2.0%]
Arrow Electronics *	50,000	2,098
Financial Services [4.0%]
American Express	37,000	2,141
NYSE Euronext	67,000	2,010
Total Financial Services		4,151
Food, Beverage & Tobacco [2.8%]
PepsiCo	43,700	2,899
Healthcare Products & Services [3.9%]
Cardinal Health	45,100	1,944
McKesson	23,200	2,037
Total Healthcare Products & Services		3,981
Insurance [10.6%]
Berkshire Hathaway, Cl B *	36,200	2,938
Chubb	44,000	3,041
HCC Insurance Holdings	64,500	2,010
Loews	38,600	1,539
Mercury General	29,900	1,308
Total Insurance		10,836
Machinery [0.8%]
AGCO *	18,400	869

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 59

schedule of investments
March 31, 2012 (Unaudited)

Socially Responsible Equity Fund (concluded)

Description	Shares	Value (000)
Manufacturing [2.1%]
Tyco International	37,475	$2,105
Medical Products & Services [8.1%]
CareFusion *	58,100	1,506
Laboratory Corp of America Holdings *	33,300	3,048
Patterson	79,700	2,662
Quest Diagnostics	17,100	1,046
Total Medical Products & Services		8,262
Paper & Related Products [1.9%]
Packaging Corp of America	65,800	1,947
Petroleum & Fuel Products [9.4%]
ConocoPhillips	42,000	3,193
Encana	95,100	1,869
Southwestern Energy *	40,600	1,242
Spectra Energy	106,600	3,363
Total Petroleum & Fuel Products		9,667
Real Estate Management & Development [3.2%]
Brookfield Asset Management, Cl A	103,500	3,267
Semi-Conductors [4.3%]
Analog Devices	70,500	2,848
Intel	56,400	1,586
Total Semi-Conductors		4,434
Steel & Steel Works [2.2%]
Nucor	54,300	2,332
Telephones & Telecommunications [0.6%]
Corning	40,000	563
Transportation Services [2.0%]
United Parcel Service, Cl B	25,300	2,042
Waste Management Services [1.9%]
Waste Management	56,300	1,968
Total Common Stock (Cost $85,712)		99,514

Description	Shares	Value (000)
Short-Term Investment [3.4%]
AIM STIT-Government TaxAdvantage Portfolio, 0.020%**	3,530,228	$3,530
Total Short-Term Investment (Cost $3,530)		3,530
Total Investments [100.3%] (Cost $89,242)		$103,044

Percentages are based on Net Assets of $102,698 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2012.

Cl — Class

As of March 31, 2012, all of the Fund’s investments are Level 1.

For the period ended March 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 60

This page intentionally left blank.

CNI CHARTER FUNDS | PAGE 61

statements of assets and liabilities (000)
March 31, 2012 (Unaudited)

	Government Money Market Fund	Prime Money Market Fund	California Tax Exempt Money Market Fund
ASSETS:
Cost of securities (including repurchase agreements)	$3,062,975	$1,141,399	$839,248
Investments in securities, at value	$2,337,975	$951,399	$839,248
Repurchase agreements, at value	725,000	190,000	—
Cash	—	—	25,336
Receivable for investment securities sold	—	—	15,000
Dividend and interest receivable	1,078	290	658
Prepaid expenses	114	47	33
Total Assets	3,064,167	1,141,736	880,275

LIABILITIES:
Payable for income distributions	8	11	2
Investment adviser fees payable	162	158	32
Shareholder servicing & distribution fees payable	—	5	—
Administrative fees payable	101	38	29
Trustees' fees payable	15	7	5
Accrued expenses	336	147	98
Total Liabilities	622	366	166
Net Assets	$3,063,545	$1,141,370	$880,109

NET ASSETS:
Paid-in Capital (unlimited authorization — $0.01 par value)	$3,063,552	$1,141,384	$880,108
Undistributed (distributions in excess of) net investment income	—	—	(1)
Accumulated net realized gain (loss) on investments	(7)	(14)	2
Net Assets	$3,063,545	$1,141,370	$880,109

Institutional Class Shares ($Dollars):
Net Assets	$102,622,937	$513,612,544	$125,470,533
Total shares outstanding at end of period	102,624,378	513,691,909	125,472,272
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$1.00	$1.00	$1.00

Class N Shares ($Dollars):
Net Assets	$2,683,416,133	$394,070,064	$685,393,158
Total shares outstanding at end of period	2,683,419,960	394,132,255	685,394,705
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$1.00	$1.00	$1.00

Class S Shares ($Dollars):
Net Assets	$277,505,575	$233,687,627	$69,245,690
Total shares outstanding at end of period	277,507,330	233,653,050	69,242,000
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$1.00	$1.00	$1.00

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 62

statements of assets and liabilities (000)
March 31, 2012 (Unaudited)

	Limited Maturity Fixed Income Fund	Government Bond Fund	Corporate Bond Fund	California Tax Exempt Bond Fund
ASSETS:
Cost of securities	$38,189	$170,139	$116,113	$55,652
Investments in securities, at value	$38,801	$173,387	$119,761	$57,411
Cash	17	—	—	—
Receivable for investment securities sold	—	—	—	991
Dividend and income receivable	263	592	1,188	677
Receivable for capital shares sold	—	278	192	80
Prepaid expenses	1	6	4	2
Total Assets	39,082	174,263	121,145	59,161

LIABILITIES:
Payable for income distributions	9	53	165	62
Payable for capital shares redeemed	2	350	61	12
Payable for investment securities purchased	—	—	—	542
Investment adviser fees payable	16	67	42	13
Shareholder servicing & distribution fees payable	4	33	27	14
Administrative fees payable	2	7	5	3
Trustees' fee payable	—	1	1	—
Accrued expenses	13	18	25	6
Total Liabilities	46	529	326	652
Net Assets	$39,036	$173,734	$120,819	$58,509

NET ASSETS:
Paid-in Capital (unlimited authorization — $0.01 par value)	$40,845	$170,794	$116,403	$56,384
Undistributed (distributions in excess of) net investment income	—	(419)	—	2
Accumulated net realized gain (loss) on investments	(2,421)	111	768	364
Net unrealized appreciation on investments	612	3,248	3,648	1,759
Net Assets	$39,036	$173,734	$120,819	$58,509

Institutional Class Shares ($Dollars):
Net Assets	$33,100,538	$48,471,229	$—	$—
Total shares outstanding at end of period	2,958,626	4,540,954	—	—
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$11.19	$10.67	$—	$—

Class N Shares ($Dollars):
Net Assets	$5,935,365	$2,886,566	$2,482,319	$4,655,036
Total shares outstanding at end of period	530,219	269,986	230,736	433,465
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$11.19	$10.69	$10.76	$10.74

Servicing Class Shares ($Dollars):
Net Assets	$—	$122,375,891	$118,336,819	$53,854,072
Total shares outstanding at end of period	—	11,468,968	11,012,823	5,029,363
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$—	$10.67	$10.75	$10.71

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 63

statements of assets and liabilities (000)
March 31, 2012 (Unaudited)

	Full Maturity Fixed Income Fund	High Yield Bond Fund	Multi-Asset Fund	Diversified Equity Fund
ASSETS:
Cost of securities (including affiliated investments)	$43,382	$122,211	$47,233	$43,893
Investments in securities, at value	$44,883	$123,488	$43,498	$49,164
Affiliated investments, at value	—	—	4,991	—
Cash	5	—	—	—
Dividend and income receivable	326	2,872	180	36
Receivable for investment securities sold	382	461	—	166
Receivable for capital shares sold	—	369	187	—
Prepaid expenses	1	3	2	2
Total Assets	45,597	127,193	48,858	49,368

LIABILITIES:
Payable for income distributions	15	416	45	3
Payable for capital shares redeemed	—	92	—	3
Payable for investment securities purchased	377	1,359	—	252
Investment adviser fees payable	19	81	21	30
Shareholder servicing & distribution fees payable	1	35	15	3
Administrative fees payable	2	5	2	2
Trustees' fees payable	—	1	—	—
Accrued expenses	14	10	4	17
Total Liabilities	428	1,999	87	310
Net Assets	$45,169	$125,194	$48,771	$49,058

NET ASSETS:
Paid-in Capital (unlimited authorization — $0.01 par value)	$43,033	$125,114	$50,600	$61,172
Undistributed (distributions in excess of) net investment income	(22)	45	29	(2)
Accumulated net realized gain (loss) on investments	657	(1,242)	(3,114)	(17,383)
Net unrealized appreciation on investments	1,501	1,277	1,256	5,271
Net Assets	$45,169	$125,194	$48,771	$49,058

Institutional Class Shares ($Dollars):
Net Assets	$44,792,511	$27,641,365	$13,634,756	$44,326,690
Total shares outstanding at end of period	4,150,073	3,261,417	1,309,300	3,187,179
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$10.79	$8.48	$10.41	$13.91

Class N Shares ($Dollars):
Net Assets	$376,451	$33,493,356	$26,693,847	$4,731,567
Total shares outstanding at end of period	34,904	3,952,744	2,563,207	339,195
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$10.79	$8.47	$10.41	$13.95

Servicing Class Shares ($Dollars):
Net Assets	$—	$64,059,221	$8,442,872	$—
Total shares outstanding at end of period	—	7,561,206	809,809	—
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$—	$8.47	$10.43	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 64

statements of assets and liabilities (000)
March 31, 2012 (Unaudited)

	Large Cap Value Equity Fund	Large Cap Growth Equity Fund	Socially Responsible Equity Fund
ASSETS:
Cost of securities	$110,909	$38,772	$89,242
Investments in securities, at value	$122,584	$47,198	$103,044
Cash	27	—	16
Dividend and income receivable	157	35	141
Receivable for investment securities sold	—	—	639
Receivable for capital shares sold	202	63	75
Prepaid expenses	4	2	2
Total Assets	122,974	47,298	103,917

LIABILITIES:
Payable for income distributions	88	10	—
Payable for capital shares redeemed	20	24	187
Payable for investment securities purchased	—	—	941
Investment adviser fees payable	64	26	64
Shareholder servicing & distribution fees payable	26	13	6
Administrative fees payable	5	2	4
Trustees’ fees payable	1	—	—
Accrued expenses	12	4	17
Total Liabilities	216	79	1,219
Net Assets	$122,758	$47,219	$102,698

NET ASSETS:
Paid-in Capital (unlimited authorization — $0.01 par value)	$114,222	$39,186	$99,936
Distributions in excess of net investment income	(2)	(1)	(2)
Accumulated net realized loss on investments	(3,137)	(392)	(11,038)
Net unrealized appreciation on investments	11,675	8,426	13,802
Net Assets	$122,758	$47,219	$102,698

Institutional Class Shares ($Dollars):
Net Assets	$30,599,952	$—	$78,258,560
Total shares outstanding at end of period	3,397,121	—	7,728,380
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$9.01	$—	$10.13

Class N Shares ($Dollars):
Net Assets	$10,269,826	$11,539,712	$24,439,161
Total shares outstanding at end of period	1,142,102	1,248,872	2,418,263
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$8.99	$9.24	$10.11

Servicing Class Shares ($Dollars):
Net Assets	$81,888,296	$35,678,910	$—
Total shares outstanding at end of period	9,091,075	3,818,220	—
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$9.01	$9.34	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 65

statements of operations
For the six months ended March 31, 2012 (Unaudited)

	Government Money Market Fund (000)	Prime Money Market Fund (000)	California Tax Exempt Money Market Fund (000)
INCOME:
Interest Income	$2,040	$1,393	$479
Total Investment Income	2,040	1,393	479

EXPENSES:
Investment Advisory Fees	4,393	1,580	1,239
Shareholder Servicing Fees — Institutional Class(1)	145	708	194
Shareholder Servicing Fees — Class N(1)	11,121	1,569	2,559
Shareholder Servicing Fees — Class S(1)	1,117	1,047	301
Administration Fees	814	305	222
Transfer Agent Fees	109	41	30
Trustee Fees	75	29	21
Professional Fees	252	94	71
Printing Fees	74	27	20
Custody Fees	72	32	6
Registration Fees	63	27	19
Insurance and Other Expenses	143	63	44
Total Expenses	18,378	5,522	4,726
Less, Waivers of:
Investment Advisory Fees	(3,864)	(834)	(1,166)
Shareholder Servicing Fees — Institutional Class(1)	(145)	(708)	(194)
Shareholder Servicing Fees — Class N(1)	(11,121)	(1,548)	(2,559)
Shareholder Servicing Fees — Class S(1)	(1,117)	(1,033)	(301)
Administration Fees	(151)	(57)	(42)
Transfer Agent Fees	(109)	(41)	(30)
Net Expenses	1,871	1,301	434

Net Investment Income	169	92	45
Net Realized Loss From Securities Transactions	(2)	(2)	—
Net Increase in Net Assets Resulting from Operations	$167	$90	$45

(1)	Includes class specific distribution expenses.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 66

statements of operations
For the six months ended March 31, 2012 (Unaudited)

	Limited Maturity Fixed Income Fund (000)	Government Bond Fund (000)	Corporate Bond Fund (000)	California Tax Exempt Bond Fund (000)
INCOME:
Interest Income	$352	$1,496	$1,888	$901
Dividend Income	—	—	18	—
Total Investment Income	352	1,496	1,906	901

EXPENSES:
Investment Advisory Fees	96	375	243	81
Shareholder Servicing Fees — Class N(1)	15	7	6	12
Shareholder Servicing Fees — Servicing Class(1)	—	207	149	69
Administration Fees	9	42	29	14
Transfer Agent Fees	20	6	4	2
Trustee Fees	1	4	3	1
Professional Fees	3	12	9	4
Custody Fees	1	4	2	1
Registration Fees	1	4	2	1
Printing Fees	1	4	3	1
Insurance and Other Expenses	1	7	14	3
Total Expenses	148	672	464	189
Less, Waivers of:
Investment Advisory Fees	—	(11)	—	(15)
Shareholder Servicing Fees — Class N(1)	(8)	—	—	—
Transfer Agent Fees	—	(6)	(4)	(2)
Net Expenses	140	655	460	172

Net Investment Income	212	841	1,446	729
Net Realized Gain From Securities Transactions	35	110	768	398
Net Change in Unrealized Appreciation (Depreciation) on Investments	109	(832)	1,672	204
Net Increase in Net Assets Resulting From Operations	$356	$119	$3,886	$1,331

(1)	Includes class specific distribution expenses.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 67

statements of operations
For the six months ended March 31, 2012 (Unaudited)

	Full Maturity Fixed Income Fund (000)	High Yield Bond Fund (000)	Multi-Asset Fund (000)	Diversified Equity Fund (000)
INCOME:
Dividend Income	$—	$1	$565	$372
Interest Income	684	5,291	51	—
Income from Affiliated Investments	—	—	141	—
Less: Foreign Taxes Withheld	—	—	—	(3)
Total Investment Income	684	5,292	757	369

EXPENSES:
Investment Advisory Fees	113	434	117	200
Shareholder Servicing Fees — Class N(1)	1	86	67	12
Shareholder Servicing Fees — Servicing Class(1)	—	103	24	—
Administration Fees	11	28	12	13
Transfer Agent Fees	21	4	2	23
Trustee Fees	1	2	1	1
Professional Fees	3	8	3	4
Custody Fees	1	2	1	1
Registration Fees	1	2	1	1
Printing Fees	1	2	1	1
Insurance and Other Expenses	2	4	2	3
Total Expenses	155	675	231	259
Less, Waiver of:
Investment Advisory Fees	—	(13)	—	(1)
Shareholder Servicing Fees — Class N(1)	(1)	—	—	(6)
Transfer Agent Fees	—	(4)	(2)	—
Net Expenses	154	658	229	252

Net Investment Income	530	4,634	528	117
Net Realized Gain (Loss) From Securities Transactions	774	766	(1,145)	2,680
Net Realized Gain From Affiliated Investments	—	—	62	—
Net Change in Unrealized Appreciation (Depreciation) on Investments	(636)	5,996	3,399	8,040
Net Change in Unrealized Appreciation on Affiliated Investments	—	—	132	—
Net Increase in Net Assets Resulting From Operations	$668	$11,396	$2,976	$10,837

(1)	Includes class specific distribution expenses.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 68

statements of operations
For the six months ended March 31, 2012 (Unaudited)

	Large Cap Value Equity Fund (000)	Large Cap Growth Equity Fund (000)	Socially Responsible Equity Fund (000)
INCOME:
Dividend Income	$1,408	$321	$986
Interest Income	1	—	—
Less: Foreign Taxes Withheld	(7)	—	(11)
Total Investment Income	1,402	321	975

EXPENSES:
Investment Advisory Fees	352	151	302
Shareholder Servicing Fees — Servicing Class(1)	126	45	—
Shareholder Servicing Fees — Class N(1)	24	26	22
Administration Fees	27	11	19
Transfer Agent Fees	4	2	24
Trustee Fees	2	1	2
Professional Fees	8	4	6
Custody Fees	3	1	2
Printing Fees	2	1	2
Registration Fees	2	1	1
Insurance and Other Expenses	5	2	3
Total Expenses	555	245	383
Less, Waiver of:
Shareholder Servicing Fees — Class N(1)	—	—	(11)
Transfer Agent Fees	(4)	(2)	—
Net Expenses	551	243	372

Net Investment Income	851	78	603
Net Realized Gain From Securities Transactions	687	905	662
Net Change in Unrealized Appreciation on Investments	21,021	9,497	13,807
Net Increase in Net Assets Resulting from Operations	$22,559	$10,480	$15,072

(1)	Includes class specific distribution expenses.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 69

statements of changes in net assets
For the six months ended March 31, 2012 (Unaudited) and the year ended September 30, 2011

	Government Money Market Fund (000)		Prime Money Market Fund (000)
	2012	2011	2012	2011
OPERATIONS:
Net Investment Income	$169	$489	$92	$495
Net Realized Gain (Loss) from Security Transactions	(2)	—	(2)	(12)
Net Change in Unrealized Appreciation (Depreciation) on Investments	—	—	—	—
Net Increase in Net Assets Resulting from Operations	167	489	90	483

DIVIDENDS AND DISTRIBUTIONS FROM:
Net Investment Income:
Institutional Class	(6)	(19)	(57)	(330)
Class N	(148)	(458)	(21)	(146)
Class S	(15)	(32)	(14)	(57)
Servicing Class	—	—	—	—
Realized Capital Gains:
Class N	—	—	—	—
Servicing Class	—	—	—	—
Total Dividends & Distributions	(169)	(509)	(92)	(533)

CAPITAL SHARE TRANSACTIONS:(1)
Institutional Class:
Shares Issued	436,361	468,707	1,759,629	2,567,876
Shares Issued in Lieu of Dividends and Distributions	—	—	9	51
Shares Redeemed	(385,443)	(498,052)	(1,876,275)	(2,427,636)
Increase (Decrease) in Net Assets From Institutional Class Share Transactions	50,918	(29,345)	(116,637)	140,291

Class N:
Shares Issued	2,316,420	6,046,915	394,304	1,236,194
Shares Issued in Lieu of Dividends and Distributions	120	374	14	93
Shares Redeemed	(2,559,241)	(5,719,187)	(450,529)	(1,218,312)
Increase (Decrease) in Net Assets from Class N Share Transactions	(242,701)	328,102	(56,211)	17,975

Class S:
Shares Issued	369,986	849,467	680,110	1,490,167
Shares Issued in Lieu of Dividends and Distributions	—	—	—	—
Shares Redeemed	(383,675)	(906,968)	(711,538)	(1,577,615)
Increase (Decrease) in Net Assets from Class S Share Transactions	(13,689)	(57,501)	(31,428)	(87,448)

Servicing Class:
Shares Issued	—	—	—	—
Shares Issued in Lieu of Dividends and Distributions	—	—	—	—
Shares Redeemed	—	—	—	—
Increase (Decrease) in Net Assets from Servicing Class Share Transactions	—	—	—	—

Net Increase (Decrease) in Net Assets From Share Transactions	(205,472)	241,256	(204,276)	70,818
Total Increase (Decrease) in Net Assets	(205,474)	241,236	(204,278)	70,768

NET ASSETS:
Beginning of Period	3,269,019	3,027,783	1,345,648	1,274,880
End of Period	$3,063,545	$3,269,019	$1,141,370	$1,345,648
Distribution in Excess of Net Investment Income	$—	$—	$—	$—

(1)	See Note 8 for shares issued and redeemed.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 70

California Tax Exempt Money Market Fund (000)		Limited Maturity Fixed Income Fund (000)		Government Bond Fund (000)		Corporate Bond Fund (000)
2012	2011	2012	2011	2012	2011	2012	2011

$45	$164	$212	$579	$841	$2,380	$1,446	$3,384
—	—	35	359	110	1,609	768	1,063
—	—	109	(607)	(832)	1,187	1,672	(3,970)
45	164	356	331	119	5,176	3,886	477

(8)	(36)	(185)	(471)	(45)	—	—	—
(34)	(121)	(27)	(108)	(18)	(52)	(26)	(63)
(4)	(7)	—	—	—	—	—	—
—	—	—	—	(1,197)	(3,304)	(1,420)	(3,327)

—	—	—	—	(2)	—	(11)	—
—	—	—	—	(141)	—	(527)	—
(46)	(164)	(212)	(579)	(1,403)	(3,356)	(1,984)	(3,390)

549,607	1,057,959	1,801	2,339	49,179	—	—	—
—	—	121	306	43	—	—	—
(594,068)	(1,028,266)	(685)	(3,982)	(709)	—	—	—
(44,461)	29,693	1,237	(1,337)	48,513	—	—	—

488,173	1,294,708	597	8,524	110	529	171	1,077
33	117	27	76	11	29	23	33
(430,976)	(1,305,501)	(1,114)	(11,411)	(153)	(883)	(229)	(945)
57,230	(10,676)	(490)	(2,811)	(32)	(325)	(35)	165

111,967	301,856	—	—	—	—	—	—
—	—	—	—	—	—	—	—
(120,942)	(271,899)	—	—	—	—	—	—
(8,975)	29,957	—	—	—	—	—	—

—	—	—	—	26,301	56,798	25,613	40,990
—	—	—	—	929	2,397	715	1,062
—	—	—	—	(79,499)	(40,511)	(21,420)	(33,215)
—	—	—	—	(52,269)	18,684	4,908	8,837

3,794	48,974	747	(4,148)	(3,788)	18,359	4,873	9,002
3,793	48,974	891	(4,396)	(5,072)	20,179	6,775	6,089

876,316	827,342	38,145	42,541	178,806	158,627	114,044	107,955
$880,109	$876,316	$39,036	$38,145	$173,734	$178,806	$120,819	$114,044
$(1)	$—	$—	$—	$(419)	$—	$—	$—

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 71

statements of changes in net assets
For the six months ended March 31, 2012 (Unaudited) and the year ended September 30, 2011

	California Tax Exempt Bond Fund (000)		Full Maturity Fixed Income Fund (000)
	2012	2011	2012	2011
OPERATIONS:
Net Investment Income	$729	$1,360	$530	$1,252
Net Realized Gain (Loss) from Security Transactions and Affiliated Investments	398	362	774	609
Net Change in Unrealized Appreciation (Depreciation) on Investments and Affiliated Investments	204	(50)	(636)	(395)
Increase (Decrease) in Net Assets Resulting from Operations	1,331	1,672	668	1,466

DIVIDENDS AND DISTRIBUTIONS FROM:
Net Investment Income:
Institutional Class	—	—	(547)	(1,204)
Class N	(51)	(93)	(5)	(86)
Servicing Class	(676)	(1,267)	—	—
Realized Capital Gains:
Institutional Class	—	—	(585)	(225)
Class N	(30)	(14)	(6)	(22)
Servicing Class	(365)	(173)	—	—
Total Dividends and Distributions	(1,122)	(1,547)	(1,143)	(1,537)

CAPITAL SHARE TRANSACTIONS:(1)
Institutional Class:
Shares Issued	—	—	483	1,116
Shares Issued in Lieu of Dividends and Distributions	—	—	937	1,207
Shares Redeemed	—	—	(50)	(4,147)
Increase (Decrease) in Net Assets From Institutional Class Share Transactions	—	—	1,370	(1,824)

Class N:
Shares Issued	231	1,527	53	2,493
Shares Issued in Lieu of Dividends and Distributions	59	67	11	66
Shares Redeemed	(213)	(349)	(181)	(5,847)
Increase (Decrease) in Net Assets from Class N Share Transactions	77	1,245	(117)	(3,288)

Servicing Class:
Shares Issued	10,037	26,410	—	—
Shares Issued in Lieu of Dividends and Distributions	508	691	—	—
Shares Redeemed	(10,349)	(14,210)	—	—
Increase (Decrease) in Net Assets from Servicing Class Share Transactions	196	12,891	—	—

Net Increase (Decrease) in Net Assets From Share Transactions	273	14,136	1,253	(5,112)
Total Increase (Decrease) in Net Assets	482	14,261	778	(5,183)

NET ASSETS:
Beginning of Period	58,027	43,766	44,391	49,574
End of Period	$58,509	$58,027	$45,169	$44,391
Undistributed (Distribution in Excess of) Net Investment Income	$2	$—	$(22)	$—

(1)	See Note 8 for shares issued and redeemed.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 72

High Yield Bond Fund (000)		Multi-Asset Fund (000)		Diversified Equity Fund (000)
2012	2011	2012	2011	2012	2011

$4,634	$6,045	$528	$675	$117	$232
766	1,560	(1,083)	1,914	2,680	4,639
5,996	(5,656)	3,531	(4,662)	8,040	(6,927)
11,396	1,949	2,976	(2,073)	10,837	(2,056)

(81)	—	(69)	—	(112)	(224)
(1,211)	(2,228)	(276)	(392)	(7)	(7)
(3,297)	(3,817)	(169)	(270)	—	—

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
(4,589)	(6,045)	(514)	(662)	(119)	(231)

29,025	—	13,624	—	329	3,691
65	—	69	—	101	134
(1,495)	—	(12)	—	(15,824)	(8,556)
27,595	—	13,681	—	(15,394)	(4,731)

5,267	8,503	1,744	10,429	24	526
755	1,349	175	228	7	4
(3,012)	(3,817)	(3,014)	(4,754)	(1,168)	(2,060)
3,010	6,035	(1,095)	5,903	(1,137)	(1,530)

42,466	50,134	3,945	10,915	—	—
1,223	1,254	147	225	—	—
(50,408)	(16,681)	(15,830)	(2,124)	—	—
(6,719)	34,707	(11,738)	9,016	—	—

23,886	40,742	848	14,919	(16,531)	(6,261)
30,693	36,646	3,310	12,184	(5,813)	(8,548)

94,501	57,855	45,461	33,277	54,871	63,419
$125,194	$94,501	$48,771	$45,461	$49,058	$54,871
$45	$—	$29	$15	$(2)	$—

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 73

statements of changes in net assets
For the six months ended March 31, 2012 (Unaudited) and the year ended September 30, 2011

	Large Cap Value Equity Fund (000)		Large Cap Growth Equity Fund (000)
	2012	2011	2012	2011
OPERATIONS:
Net Investment Income	$851	$1,480	$78	$47
Net Realized Gain (Loss) from Security Transactions	687	4,640	905	3,717
Net Change in Unrealized Appreciation (Depreciation) on Investments	21,021	(8,528)	9,497	(5,911)
Increase (Decrease) in Net Assets Resulting from Operations	22,559	(2,408)	10,480	(2,147)

DIVIDENDS FROM:
Net Investment Income:
Institutional Class	(119)	—	—	—
Class N	(61)	(114)	—	(6)
Servicing Class	(673)	(1,364)	(79)	(56)
Total Dividends	(853)	(1,478)	(79)	(62)

CAPITAL SHARE TRANSACTIONS:(1)
Institutional Class:
Shares Issued	30,712	—	—	—
Shares Issued in Lieu of Dividends and Distributions	119	—	—	—
Shares Redeemed	(622)	—	—	—
Increase in Net Assets From Institutional Class Share Transactions	30,209	—	—	—

Class N:
Shares Issued	352	615	505	1,461
Shares Issued in Lieu of Dividends and Distributions	44	76	—	4
Shares Redeemed	(1,067)	(1,463)	(641)	(1,072)
Increase (Decrease) in Net Assets From Class N Share Transactions	(671)	(772)	(136)	393

Servicing Class:
Shares Issued	13,050	24,244	4,246	18,340
Shares Issued in Lieu of Dividends and Distributions	494	1,032	31	22
Shares Redeemed	(41,399)	(26,063)	(11,013)	(13,444)
Increase (Decrease) in Net Assets From Servicing Class Share Transactions	(27,855)	(787)	(6,736)	4,918

Net Increase (Decrease) in Net Assets from Share Transactions	1,683	(1,559)	(6,872)	5,311
Total Increase (Decrease) in Net Assets	23,389	(5,445)	3,529	3,102

NET ASSETS:
Beginning of Period	99,369	104,814	43,690	40,588
End of Period	$122,758	$99,369	$47,219	$43,690
Distribution in Excess of Net Investment Income	$(2)	$—	$(1)	$—

(1)	See Note 8 for shares issued and redeemed.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 74

Socially Responsible Equity Fund (000)
2012	2011

$603	$901
662	(1,057)
13,807	(2,820)
15,072	(2,976)

(522)	(867)
(83)	(35)
—	—
(605)	(902)

7,346	16,039
522	867
(4,977)	(10,863)
2,891	6,043

20,390	1,850
83	34
(458)	(894)
20,015	990

—	—
—	—
—	—
—	—

22,906	7,033
37,373	3,155

65,325	62,170
$102,698	$65,325
$(2)	$—

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 75

financial highlights
For a Share Outstanding Throughout Each Period For the six months ended March 31, 2012 (Unaudited) and the year or period ended September 30,
	Net Asset Value Beginning of Period	Net Investment Income†		Dividends from Net Investment Income	Net Asset Value End of Period	Total Return‡	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets(1)(2)	Ratio of Net Investment Income to Average Net Assets(1)	Ratio of Expenses to Average Net Assets (Excluding Waivers & Recovered Fees)(1)
Government Money Market Fund
Institutional Class (commenced operations on April 3, 2000)
2012**	$1.00	$0.000	^	$(0.000)^	$1.00	0.01%	$102,623	0.11%	0.01%	0.60%
2011	1.00	0.000	^	(0.000)^	1.00	0.02	51,705	0.14	0.03	0.61
2010	1.00	0.000	^	(0.000)^	1.00	0.04	81,050	0.17	0.04	0.62
2009	1.00	0.003		(0.003)	1.00	0.27	123,863	0.36	0.26	0.65
2008	1.00	0.027		(0.027)	1.00	2.72	100,674	0.59	2.62	0.59
2007	1.00	0.047		(0.047)	1.00	4.77	47,858	0.60	4.67	0.61
Class N (commenced operations on June 21, 1999)
2012**	$1.00	$0.000	^	$(0.000)^	$1.00	0.01%	$2,683,416	0.11%	0.01%	1.10%
2011	1.00	0.000	^	(0.000)^	1.00	0.02	2,926,120	0.14	0.02	1.11
2010	1.00	0.000	^	(0.000)^	1.00	0.02	2,598,035	0.19	0.02	1.12
2009	1.00	0.002		(0.002)	1.00	0.19	2,549,147	0.47	0.21	1.13
2008	1.00	0.025		(0.025)	1.00	2.49	3,006,935	0.81	2.40	1.09
2007	1.00	0.044		(0.044)	1.00	4.54	2,291,138	0.82	4.45	1.11
Class S (commenced operations on October 6, 1999)
2012**	$1.00	$0.000	^	$(0.000)^	$1.00	0.01%	$277,506	0.11%	0.01%	1.10%
2011	1.00	0.000	^	(0.000)^	1.00	0.01	291,194	0.15	0.01	1.11
2010	1.00	0.000	^	(0.000)^	1.00	0.01	348,698	0.20	0.01	1.12
2009	1.00	0.001		(0.001)	1.00	0.12	298,842	0.54	0.13	1.13
2008	1.00	0.023		(0.023)	1.00	2.29	408,747	1.02	2.23	1.09
2007	1.00	0.042		(0.042)	1.00	4.33	321,061	1.02	4.24	1.11
Prime Money Market Fund
Institutional Class (commenced operations on March 23, 1998)
2012**	$1.00	$0.000	^	$(0.000)^	$1.00	0.01%	$513,612	0.20%	0.02%	0.60%
2011	1.00	0.001		(0.001)	1.00	0.06	630,250	0.22	0.05	0.60
2010	1.00	0.001		(0.001)*	1.00	0.09	489,980	0.24	0.08	0.60
2009	1.00	0.005		(0.005)	1.00	0.46	543,326	0.44	0.46	0.65
2008	1.00	0.030		(0.030)	1.00	3.01	532,931	0.58	2.90	0.58
2007	1.00	0.047		(0.047)	1.00	4.85	438,639	0.59	4.74	0.60
Class N (commenced operations on October 18, 1999)
2012**	$1.00	$0.000	^	$(0.000)^	$1.00	0.01%	$394,070	0.21%	0.01%	1.10%
2011	1.00	0.000	^	(0.000)^	1.00	0.03	450,282	0.25	0.03	1.10
2010	1.00	0.000	^	(0.000)*^	1.00	0.06	432,235	0.28	0.04	1.10
2009	1.00	0.003		(0.003)	1.00	0.33	656,769	0.61	0.39	1.15
2008	1.00	0.027		(0.027)	1.00	2.78	1,123,900	0.80	2.65	1.08
2007	1.00	0.045		(0.045)	1.00	4.62	870,537	0.81	4.52	1.10
Class S (commenced operations on October 26, 1999)
2012**	$1.00	$0.000	^	$(0.000)^	$1.00	0.01%	$233,688	0.21%	0.01%	1.10%
2011	1.00	0.000	^	0.000 ^	1.00	0.02	265,116	0.27	0.01	1.10
2010	1.00	0.000	^	(0.000)*^	1.00	0.04	352,575	0.30	0.02	1.10
2009	1.00	0.002		(0.002)	1.00	0.23	372,762	0.73	0.28	1.15
2008	1.00	0.025		(0.025)	1.00	2.57	633,815	1.00	2.54	1.08
2007	1.00	0.043		(0.043)	1.00	4.41	620,195	1.01	4.32	1.10
California Tax Exempt Money Market Fund
Institutional Class (commenced operations on April 3, 2000)
2012**	$1.00	$0.000	^	$(0.000)^	$1.00	0.01%	$125,470	0.09%	0.01%	0.62%
2011	1.00	0.000	^	(0.000)^	1.00	0.02	169,932	0.16	0.02	0.62
2010	1.00	0.000	^	(0.000)*^	1.00	0.04	140,238	0.19	0.04	0.63
2009	1.00	0.003		(0.003)	1.00	0.33	141,579	0.30	0.31	0.65
2008	1.00	0.018		(0.018)	1.00	1.80	157,427	0.55	1.69	0.61
2007	1.00	0.030		(0.030)	1.00	3.01	89,237	0.55	2.97	0.62
Class N (commenced operations on June 21, 1999)
2012**	$1.00	$0.000	^	$(0.000)^	$1.00	0.01%	$685,393	0.09%	0.01%	1.12%
2011	1.00	0.000	^	(0.000)^	1.00	0.02	628,163	0.17	0.02	1.12
2010	1.00	0.000	^	(0.000)*^	1.00	0.03	638,839	0.20	0.02	1.12
2009	1.00	0.002		(0.002)	1.00	0.23	704,840	0.41	0.25	1.16
2008	1.00	0.016		(0.016)	1.00	1.57	880,794	0.78	1.47	1.11
2007	1.00	0.027		(0.027)	1.00	2.78	695,318	0.78	2.73	1.12
Class S (commenced operations on November 12, 1999)
2012**	$1.00	$0.000	^	$(0.000)^	$1.00	0.01%	$69,246	0.09%	0.01%	1.12%
2011	1.00	0.000	^	(0.000)^	1.00	0.01	78,221	0.17	0.01	1.12
2010	1.00	0.000	^	(0.000)*^	1.00	0.01	48,265	0.22	0.01	1.12
2009	1.00	0.002		(0.002)	1.00	0.17	74,396	0.54	0.26	1.16
2008	1.00	0.014		(0.014)	1.00	1.37	141,757	0.98	1.40	1.11
2007	1.00	0.025		(0.025)	1.00	2.57	178,918	0.98	2.55	1.12

**	For the six months ended March 31, 2012.

†	Per share calculations are based on Average Shares outstanding throughout the period.

‡
Returns are for the period indicated and have not been annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

^	Amount represents less than $0.001.

*	Includes a realized capital gain distribution of less than $0.001.

(1)	Annualized for periods less than one year.

(2)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 76

	Net Asset Value Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gains (Losses) on Securities†	Dividends from Net Investment Income	Distri- butions from Realized Capital Gains	Net Asset Value End of Period	Total Return‡	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets(1)(2)	Ratio of Net Investment Income to Average Net Assets(1)	Ratio of Expenses to Average Net Assets (Excluding Waivers & Recovered Fees)(1)	Portfolio Turnover Rate
Limited Maturity Fixed Income Fund
Institutional Class (commenced operations on October 22,1988)
2012**	$11.15	$0.06	$0.04	$(0.06)	$—	$11.19	0.94%	$33,101	0.69%	1.15%	0.69%	15%
2011	11.21	0.16	(0.06)	(0.16)	—	11.15	0.92	31,743	0.66	1.46	0.67	50
2010	11.06	0.20	0.16	(0.21)	—	11.21	3.28	33,279	0.73	1.82	0.71	118
2009	10.49	0.30	0.57	(0.30)	—	11.06	8.44	37,255	0.75	2.66	0.76	98
2008	10.59	0.37	(0.10)	(0.37)	—	10.49	2.54	92,681	0.76	3.44	0.67	79
2007	10.56	0.45	0.03	(0.45)	—	10.59	4.63	44,365	0.76	4.25	0.77	76
Class N (commenced operations on October 22, 2004)
2012**	$11.15	$0.05	$0.04	$(0.05)	$—	$11.19	0.81%	$5,935	0.94%	0.90%	1.19%	15%
2011	11.22	0.14	(0.08)	(0.13)	—	11.15	0.58	6,402	0.91	1.21	1.17	50
2010	11.07	0.16	0.17	(0.18)	—	11.22	3.04	9,262	0.98	1.48	1.22	118
2009	10.51	0.27	0.57	(0.28)	—	11.07	8.07	1,471	1.00	2.29	1.24	98
2008	10.61	0.35	(0.10)	(0.35)	—	10.51	2.29	432	1.00	3.24	0.92	79
2007	10.57	0.42	0.04	(0.42)	—	10.61	4.47	310	1.00	3.99	1.02	76
Government Bond Fund
Institutional Class (commenced operations on February 1, 2012)
2012**	$10.75	$0.02	$(0.07)	$(0.03)	$—	$10.67	(0.48)%	$48,471	0.57%	1.18%	0.55%	27%
Class N (commenced operations on April 13, 2000)
2012**	$10.77	$0.04	$(0.05)	$(0.06)	$(0.01)	$10.69	(0.07)%	$2,887	1.01%	0.71%	1.03%	27%
2011	10.68	0.12	0.15	(0.18)	—	10.77	2.60	2,940	0.95	1.17	1.03	86
2010	10.60	0.16	0.16	(0.24)	—	10.68	3.10	3,251	0.95	1.57	1.03	93
2009	10.42	0.32	0.18	(0.32)	—	10.60	4.91	3,109	0.95	3.04	1.02	85
2008	10.35	0.40	0.07	(0.40)	—	10.42	4.59	2,761	0.95	3.80	1.02	36
2007	10.30	0.44	0.04	(0.43)	—	10.35	4.77	2,632	0.95	4.25	1.02	83
Servicing Class (commenced operations on January 14, 2000)^
2012**	$10.75	$0.05	$(0.04)	$(0.08)	$(0.01)	$10.67	0.06%	$122,376	0.75%	0.96%	0.78%	27%
2011	10.66	0.15	0.15	(0.21)	—	10.75	2.86	175,866	0.70	1.40	0.78	86
2010	10.58	0.19	0.16	(0.27)	—	10.66	3.37	155,376	0.70	1.81	0.78	93
2009	10.40	0.35	0.18	(0.35)	—	10.58	5.18	71,966	0.70	3.29	0.77	85
2008	10.33	0.42	0.08	(0.43)	—	10.40	4.87	66,097	0.70	4.05	0.77	36
2007	10.28	0.46	0.05	(0.46)	—	10.33	5.04	52,606	0.70	4.50	0.77	83
Corporate Bond Fund
Class N (commenced operations on April 13, 2000)
2012**	$10.59	$0.11	$0.22	$(0.11)	$(0.05)	$10.76	3.15%	$2,482	1.00%	2.15%	1.01%	20%
2011	10.89	0.29	(0.30)	(0.29)	—	10.59	(0.10)	2,481	1.00	2.69	1.00	40
2010	10.57	0.33	0.32	(0.33)	—	10.89	6.23	2,384	0.99	3.05	1.00	28
2009	9.77	0.36	0.81	(0.37)	—	10.57	12.19	995	0.99	3.59	1.00	30
2008	10.18	0.41	(0.41)	(0.41)	—	9.77	(0.11)	608	0.98	4.02	0.99	12
2007	10.17	0.42	0.01	(0.42)	—	10.18	4.30	1,043	0.99	4.13	1.00	30
Servicing Class (commenced operations on January 14, 2000)^
2012**	$10.58	$0.13	$0.22	$(0.13)	$(0.05)	$10.75	3.28%	$118,337	0.75%	2.39%	0.76%	20%
2011	10.88	0.32	(0.30)	(0.32)	—	10.58	0.15	111,563	0.75	2.94	0.75	40
2010	10.56	0.35	0.32	(0.35)	—	10.88	6.50	105,571	0.74	3.32	0.75	28
2009	9.76	0.39	0.80	(0.39)	—	10.56	12.48	88,897	0.74	3.88	0.75	30
2008	10.18	0.43	(0.41)	(0.44)	—	9.76	0.04	69,709	0.73	4.25	0.74	12
2007	10.17	0.45	—	(0.44)	—	10.18	4.57	62,210	0.74	4.39	0.75	30
California Tax Exempt Bond Fund
Class N (commenced operations on April 13, 2000)
2012**	$10.70	$0.12	$0.11	$(0.12)	$(0.07)	$10.74	2.16%	$4,655	0.81%	2.21%	0.87%	16%
2011	10.73	0.26	0.01	(0.26)	(0.04)	10.70	2.65	4,563	0.75	2.46	0.87	26
2010	10.60	0.29	0.13	(0.29)	—	10.73	4.06	3,309	0.75	2.75	0.87	28
2009	10.09	0.30	0.51	(0.30)	—	10.60	8.15	1,902	0.75	2.92	0.87	50
2008	10.27	0.30	(0.18)	(0.30)	—	10.09	1.12	1,049	0.75	2.87	0.86	55
2007	10.27	0.28	—	(0.28)	—	10.27	2.82	922	0.75	2.78	0.87	43
Servicing Class (commenced operations on January 14, 2000)^
2012**	$10.67	$0.13	$0.11	$(0.13)	$(0.07)	$10.71	2.29%	$53,854	0.56%	2.46%	0.62%	16%
2011	10.70	0.29	0.01	(0.29)	(0.04)	10.67	2.92	53,464	0.50	2.73	0.62	26
2010	10.57	0.32	0.13	(0.32)	—	10.70	4.34	40,457	0.50	3.03	0.62	28
2009	10.06	0.33	0.51	(0.33)	—	10.57	8.45	38,581	0.50	3.18	0.61	50
2008	10.24	0.32	(0.18)	(0.32)	—	10.06	1.38	34,262	0.50	3.13	0.61	55
2007	10.25	0.31	(0.01)	(0.31)	—	10.24	2.98	33,802	0.50	3.04	0.62	43

**	For the six months ended or period ended March 31, 2012.

†	Per share calculations are based on Average Shares outstanding throughout the period.

‡
Returns are for the period indicated and have not been annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

^	Effective December 19, 2011, Institutional Class Shares were redesignated as Servicing Class Shares. This share class name change had no impact on the Fund’s operations or investment policy.

(1)	Annualized for periods less than one year.

(2)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 77

financial highlights
For a Share Outstanding Throughout Each Period For the six months ended March 31, 2012 (Unaudited) and the year or period ended September 30,
	Net Asset Value Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gains (Losses) on Securities†	Dividends from Net Investment Income	Distri- butions from Realized Capital Gains	Net Asset Value End of Period	Total Return‡	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets(1)(2)	Ratio of Net Investment Income to Average Net Assets(1)	Ratio of Expenses to Average Net Assets (Excluding Waivers & Recovered Fees)(1)	Portfolio Turnover Rate
Full Maturity Fixed Income Fund
Institutional Class (commenced operations on October 20, 1988)
2012**	$10.91	$0.13	$0.02	$(0.13)	$(0.14)	$10.79	1.45%	$44,793	0.68%	2.36%	0.68%	42%
2011	10.91	0.29	0.07	(0.30)	(0.06)	10.91	3.36	43,894	0.66	2.70	0.67	43
2010	10.46	0.36	0.50	(0.36)	(0.05)	10.91	8.48	45,756	0.70	3.40	0.71	63
2009	9.90	0.40	0.56	(0.40)	—	10.46	9.95	39,495	0.75	3.97	0.75	56
2008	10.16	0.44	(0.26)	(0.44)	—	9.90	1.76	42,579	0.64	4.32	0.64	34
2007	10.16	0.45	—	(0.45)	—	10.16	4.48	42,096	0.79	4.48	0.73	55
Class N (commenced operations on May 11, 2004)
2012**	$10.90	$0.11	$0.04	$(0.12)	$(0.14)	$10.79	1.42%	$376	0.93%	2.12%	1.18%	42%
2011	10.90	0.26	0.07	(0.27)	(0.06)	10.90	3.10	497	0.91	2.46	1.17	43
2010	10.46	0.33	0.50	(0.34)	(0.05)	10.90	8.12	3,818	0.95	3.08	1.21	63
2009	9.89	0.39	0.56	(0.38)	—	10.46	9.79	1,086	1.00	3.70	1.26	56
2008	10.16	0.42	(0.27)	(0.42)	—	9.89	1.42	687	0.89	4.02	0.89	34
2007	10.16	0.42	—	(0.42)	—	10.16	4.23	235	1.04	4.23	0.99	55
High Yield Bond Fund
Institutional Class (commenced operations on February 2, 2012)
2012**	$8.39	$0.13	$0.07	$(0.11)	$—	$8.48	2.41%	$27,642	0.92%	8.79%	0.92%	29%
Class N (commenced operations on January 14, 2000)
2012**	$7.98	$0.32	$0.49	$(0.32)	$—	$8.47	10.29%	$33,493	1.36%	7.82%	1.39%	29%
2011	8.31	0.69	(0.33)	(0.69)	—	7.98	4.14	28,672	1.30	8.12	1.40	56
2010	7.56	0.70	0.74	(0.69)	—	8.31	19.81	24,010	1.30	8.68	1.40	87
2009	7.40	0.60	0.18	(0.62)	—	7.56	12.61	19,637	1.30	9.43	1.40	59
2008	8.91	0.62	(1.47)	(0.66)	—	7.40	(10.10)	17,521	1.30	7.43	1.39	20
2007	8.96	0.68	(0.07)	(0.66)	—	8.91	6.95	20,121	1.30	7.44	1.40	26
Servicing Class (commenced operations on January 14, 2000)^^
2012**	$7.98	$0.33	$0.49	$(0.33)	$—	$8.47	10.45%	$64,059	1.06%	8.08%	1.09%	29%
2011	8.31	0.72	(0.33)	(0.72)	—	7.98	4.45	65,829	1.00	8.43	1.10	56
2010	7.56	0.72	0.75	(0.72)	—	8.31	20.17	33,845	1.00	8.89	1.10	87
2009	7.40	0.62	0.18	(0.64)	—	7.56	12.94	16,355	1.00	9.75	1.10	59
2008	8.91	0.64	(1.47)	(0.68)	—	7.40	(9.83)	13,926	1.00	7.72	1.09	20
2007	8.96	0.70	(0.06)	(0.69)	—	8.91	7.27	17,137	1.00	7.73	1.10	26
Multi-Asset Fund
Institutional Class (commenced operations on March 22, 2012)
2012**	$10.45	$0.02	$(0.01)	$(0.05)	$—	$10.41	0.13%	$13,635	0.70%	6.61%	0.71%	35%
Class N (commenced operations on October 1, 2007)
2012**	$9.88	$0.11	$0.53	$(0.11)	$—	$10.41	6.48%	$26,694	1.09%	2.15%	1.10%	35%
2011	10.36	0.17	(0.48)	(0.17)	—	9.88	(3.11)	26,377	1.09	1.57	1.10	67
2010	9.86	0.17	0.50	(0.17)	—	10.36	6.89	22,019	1.09	1.69	1.10	76
2009	9.69	0.13	0.18	(0.14)	—	9.86	3.29	16,837	1.09	1.46	1.10	94
2008	11.00	0.23	(1.33)	(0.21)	—	9.69	(10.12)	16,708	1.53	2.22	1.54	141
Servicing Class (commenced operations on October 1, 2007)^^
2012**	$9.88	$0.12	$0.54	$(0.11)	$—	$10.43	6.73%	$8,442	0.84%	2.29%	0.84%	35%
2011	10.37	0.19	(0.48)	(0.20)	—	9.88	(2.97)	19,084	0.84	1.76	0.85	67
2010	9.87	0.20	0.50	(0.20)	—	10.37	7.15	11,258	0.84	1.96	0.85	76
2009	9.70	0.15	0.18	(0.16)	—	9.87	3.54	8,423	0.83	1.71	0.84	94
2008	11.00	0.25	(1.32)	(0.23)	—	9.70	(9.84)	10,741	1.29	2.37	1.30	141
Diversified Equity Fund
Institutional Class (commenced operations on October 20, 1988)
2012**	$11.33	$0.03	$2.58	$(0.03)	$—	$13.91	23.10%	$44,327	0.93%	0.47%	0.93%	52%
2011	11.88	0.05	(0.55)	(0.05)	—	11.33	(4.27)	50,029	0.89	0.37	0.90	112
2010	11.19	0.06	0.69	(0.06)*	—	11.88	6.69	56,809	0.94	0.51	0.95	105
2009	12.19	0.11	(1.00)	(0.11)^	—	11.19	(7.08)	50,425	0.98	1.15	0.99	93
2008	18.48	0.14	(3.84)	(0.14)	(2.45)	12.19	(22.73)	74,997	0.97	0.98	0.94	143
2007	18.17	0.18	1.89	(0.18)	(1.58)	18.48	11.93	102,232	0.99	0.98	1.02	116
Class N (commenced operations on December 30, 2002)
2012**	$11.37	$0.01	$2.59	$(0.02)	$—	$13.95	22.86%	$4,731	1.18%	0.20%	1.43%	52%
2011	11.92	0.02	(0.56)	(0.01)	—	11.37	(4.50)	4,842	1.14	0.11	1.40	112
2010	11.22	0.03	0.70	(0.03)	—	11.92	6.50	6,610	1.19	0.26	1.45	105
2009	12.22	0.09	(1.00)	(0.09)	—	11.22	(7.30)	5,560	1.23	0.91	1.49	93
2008	18.52	0.11	(3.85)	(0.11)	(2.45)	12.22	(22.93)	7,102	1.22	0.74	1.19	143
2007	18.21	0.13	1.89	(0.13)	(1.58)	18.52	11.62	10,400	1.27	0.73	1.24	116

**	For the six months ended or period ended March 31, 2012.

†	Per share calculations are based on Average Shares outstanding throughout the period.

‡
Returns are for the period indicated and have not been annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*	Includes return of capital less than $0.01 per share.

^	Includes return of capital of $0.01 per share.

^^	Effective December 19, 2011, Institutional Class Shares were redesignated as Servicing Class Shares. This share class name change had no impact on the Fund’s operations or investment policy.

(1)	Annualized for periods less than one year.

(2)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 78

	Net Asset Value Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Securities†	Dividends from Net Investment Income	Distri- butions from Realized Capital Gains	Net Asset Value End of Period	Total Return‡	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets (1)(2)	Ratio of Net Investment Income (Loss) to Average Net Assets(1)	Ratio of Expenses to Average Net Assets (Excluding Waivers & Recovered Fees)(1)	Portfolio Turnover Rate
Large Cap Value Equity Fund
Institutional Class (commenced operations on February 1, 2012)
2012**	$8.59	$0.02	$0.44	$(0.04)	$—	$9.01	5.30%	$30,600	0.75%	1.59%	0.76%	14%
Class N (commenced operations on April 13, 2000)
2012**	$7.40	$0.05	$1.59	$(0.05)	$—	$8.99	22.24%	$10,270	1.21%	1.27%	1.22%	14%
2011	7.67	0.09	(0.27)	(0.09)	—	7.40	(2.45)	9,064	1.21	1.09	1.22	43
2010	7.27	0.08	0.40	(0.08)	—	7.67	6.59	10,089	1.21	1.03	1.22	26
2009	8.24	0.12	(0.98)	(0.11)	—	7.27	(10.27)	8,960	1.21	1.89	1.22	18
2008	11.19	0.13	(2.46)	(0.13)	(0.49)	8.24	(21.72)	11,712	1.20	1.38	1.21	36
2007	10.35	0.16	1.37	(0.16)	(0.53)	11.19	15.24	17,190	1.21	1.47	1.22	24
Servicing Class (commenced operations on January 14, 2000)^^
2012**	$7.41	$0.06	$1.60	$(0.06)	$—	$9.01	22.48%	$81,888	0.96%	1.52%	0.97%	14%
2011	7.68	0.11	(0.27)	(0.11)	—	7.41	(2.20)	90,305	0.96	1.34	0.97	43
2010	7.28	0.10	0.40	(0.10)	—	7.68	6.85	94,725	0.96	1.29	0.97	26
2009	8.25	0.13	(0.98)	(0.12)	—	7.28	(10.03)	81,308	0.96	2.11	0.97	18
2008	11.21	0.16	(2.48)	(0.15)	(0.49)	8.25	(21.57)	88,361	0.95	1.64	0.96	36
2007	10.36	0.19	1.38	(0.19)	(0.53)	11.21	15.60	110,024	0.96	1.73	0.97	24
Large Cap Growth Equity Fund
Class N (commenced operations on March 28, 2000)
2012**	$7.35	$0.01	$1.88	$—	$—	$9.24	25.71%	$11,540	1.24%	0.13%	1.25%	21%
2011	7.59	(0.01)	(0.23)	(0.00)^	—	7.35	(3.11)	9,303	1.24	(0.10)	1.25	82
2010	7.00	0.02	0.59	(0.02)	—	7.59	8.72	9,271	1.24	0.27	1.25	61
2009	7.31	0.03	(0.31)	(0.03)	—	7.00	(3.77)	9,120	1.24	0.45	1.25	12
2008	8.77	0.01	(1.46)	(0.01)	—	7.31	(16.55)	11,341	1.23	0.11	1.24	26
2007	7.68	0.01	1.10	(0.02)	—	8.77	14.51	15,063	1.24	0.28	1.25	30
Servicing Class (commenced operations on January 14, 2000)^^
2012**	$7.44	$0.02	$1.90	$(0.02)	$—	$9.34	25.82%	$35,679	0.99%	0.39%	1.00%	21%
2011	7.67	0.01	(0.23)	(0.01)	—	7.44	(2.86)	34,387	0.99	0.14	1.00	82
2010	7.08	0.04	0.59	(0.04)	—	7.67	8.89	31,317	0.99	0.52	1.00	61
2009	7.38	0.04	(0.30)	(0.04)	—	7.08	(3.36)	28,050	0.99	0.70	1.00	12
2008	8.86	0.03	(1.48)	(0.03)	—	7.38	(16.40)	31,074	0.98	0.35	0.99	26
2007	7.75	0.05	1.10	(0.04)	—	8.86	14.91	45,784	0.99	0.52	1.00	30
Socially Responsible Equity Fund
Institutional Class (commenced operations on January 3, 2005)
2012**	$8.38	$0.07	$1.75	$(0.07)	$—	$10.13	21.74%	$78,259	0.90%	1.50%	0.90%	14%
2011	8.81	0.12	(0.43)	(0.12)	—	8.38	(3.67)	62,193	0.88	1.27	0.89	22
2010	8.20	0.09	0.61	(0.09)*	—	8.81	8.51	59,746	0.95	1.01	0.96	36
2009	9.51	0.12	(1.30)	(0.13)	—	8.20	(12.11)	52,406	0.97	1.74	0.98	48
2008	12.12	0.16	(2.04)	(0.15)	(0.58)	9.51	(16.24)	53,256	0.99	1.51	0.90	41
2007	10.91	0.14	1.36	(0.14)	(0.15)	12.12	13.89	56,490	0.94	1.19	1.00	29
Class N (commenced operations on August 12, 2005)
2012**	$8.37	$0.07	$1.73	$(0.06)	$—	$10.11	21.53%	$24,439	1.15%	1.49%	1.40%	14%
2011	8.79	0.10	(0.42)	(0.10)	—	8.37	(3.80)	3,132	1.13	1.05	1.39	22
2010	8.19	0.07	0.60	(0.07)	—	8.79	8.15	2,424	1.20	0.81	1.46	36
2009	9.50	0.11	(1.31)	(0.11)	—	8.19	(12.34)	1,101	1.22	1.49	1.48	48
2008	12.11	0.14	(2.05)	(0.12)	(0.58)	9.50	(16.46)	885	1.24	1.26	1.15	41
2007	10.90	0.12	1.36	(0.11)	(0.16)	12.11	13.64	741	1.19	0.94	1.25	29

**	For the six months ended or period ended March 31, 2012.

†	Per share calculations are based on Average Shares outstanding throughout the period.

‡
Returns are for the period indicated and have not been annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. Total return figures do not include applicable sales loads. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*	Includes return of capital less than $0.01 per share.

^	Amount represents less than $0.01 per share.

^^	Effective December 19, 2011, Institutional Class Shares were redesignated as Servicing Class Shares. This share class name change had no impact on the Fund’s operations or investment policy.

(1)	Annualized for periods less than one year.

(2)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 79

notes to financial statements
March 31, 2012 (Unaudited)

1.	ORGANIZATION:

CNI Charter Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company currently offering the following 14 series (each a “Fund” and collectively, the “Funds”): Government Money Market Fund, Prime Money Market Fund, California Tax Exempt Money Market Fund (collectively, the “Money Market Funds”); Limited Maturity Fixed Income Fund, Government Bond Fund, Corporate Bond Fund, California Tax Exempt Bond Fund, Full Maturity Fixed Income Fund, High Yield Bond Fund (collectively, the “Fixed Income Funds”); Multi-Asset Fund; and Diversified Equity Fund, Large Cap Value Equity Fund, Large Cap Growth Equity Fund and Socially Responsible Equity Fund (collectively, the “Equity Funds”). The Money Market Funds are registered to offer Institutional, Class N and Class S Shares. The Fixed Income Funds, Equity Funds and Multi-Asset Fund offer Institutional, Class N and/or Servicing Class Shares.

City National Asset Management, Inc. (“CNAM”) serves as the investment manager of the Funds.

The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each Fund is diversified with the exception of the California Tax Exempt Bond Fund, which is non-diversified. The Funds’ prospectus provides descriptions of each Fund’s investment objectives, policies and strategies.

2.	SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates– The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of 60 days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Investments in registered open-end investment companies are priced at their daily net asset values. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees. The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Trust’s Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; for international securities, market events occur after the close of the foreign markets that make closing prices not representative of fair value; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with GAAP, the objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

CNI CHARTER FUNDS | PAGE 80

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 — Quoted prices in inactive markets, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

In May 2011, the FASB issued ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS.” ASU No. 2011-04 clarifies the application of existing fair value measurement and disclosure requirements, changes certain principles related to measuring fair value, and requires additional disclosures about fair value measurements. ASU No. 2011-04 is effective for periods beginning after December 15, 2011. Adoption of ASU No. 2011-04 will not materially affect the Company’s financial condition or results of operations.

For the six months ended March 31, 2012, there have been no significant changes to the Funds’ fair valuation methodologies.

Security Transactions and Related Income – Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold. Interest income is recognized on an accrual basis and dividend income is recognized on the ex-dividend date. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific method, which approximates the effective interest method over the holding period of a security, except for the Money Market Funds, which use a straight line basis which is not materially different from the scientific method.

Repurchase Agreements – Securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank, U.S. Bank, N.A., until maturity of the repurchase agreements. Provisions of the agreements and procedures adopted by the investment adviser require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

TBA Transactions – The Funds may engage in “to be announced” (“TBA”) security transactions. Such transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Funds record TBA securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

Expense Allocation – Common expenses incurred by the Funds are allocated among the Funds (i) based upon relative average daily net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Funds, depending on the nature of the expenditure.

Classes – Class-specific expenses are borne by that class. Income, non class-specific expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative net asset value each day.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared daily and paid to shareholders monthly for the Money Market Funds and Fixed Income Funds. Dividends from net investment income are declared and paid quarterly for the Multi-Asset Fund and Equity Funds. Distributions from net realized capital gains are distributed to shareholders at least annually.

CNI CHARTER FUNDS | PAGE 81

notes to financial statements
March 31, 2012 (Unaudited)

3.	ADMINISTRATION, TRANSFER AGENT, DISTRIBUTION AND SHAREHOLDER SERVICES AGREEMENTS:

Pursuant to an administration agreement dated April 1, 1999, as amended April 1, 2008, January 1, 2009, January 1, 2010, January 1, 2011 and January 1, 2012 (the “Agreement”), SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, acts as the Trust’s administrator. Under the terms of the Agreement, the Administrator is entitled to receive an annual fee of 0.065% of aggregate average daily net assets of the Trust not exceeding $2.5 billion, 0.045% of aggregate average daily net assets of the Trust exceeding $2.5 billion but not exceeding $5 billion, 0.025% of aggregate average daily net assets of the Trust exceeding $5 billion but not exceeding $7.5 billion, and 0.02% of aggregate average daily net assets of the Trust exceeding $7.5 billion. Each Fund is subject to a minimum annual fee of $90,000, which may be reduced at the sole discretion of the Administrator.

The Trust has adopted a Rule 12b-1 Distribution Plan (“the Plan”) with respect to Class N and Class S Shares that allows each Fund to pay distribution and servicing fees. Pursuant to the Plan, SEI Investments Distribution Co. (the “Distributor”) receives a distribution fee, computed daily and paid monthly, at the annual rate of 0.50% of the average daily net assets of the Class N Shares and Class S Shares of the Money Market Funds and 0.25% of the Class N Shares of the Fixed Income Funds, Multi-Asset Fund and Equity Funds, with the exception of 0.30% charged to the Class N Shares of the High Yield Bond Fund, which may be used by the Distributor to provide compensation for sales support and distribution-related activities.

SEI Institutional Transfer Agency, a division of SEI Investments Management Corporation (the “Transfer Agent”), serves as transfer agent for the Trust and provides services at an annual rate of $15,000 per share class. The Transfer Agent has agreed to waive these fees.

UMB Fund Services serves as sub-transfer agent for all share classes of the Limited Maturity Fund, Full Maturity Fund, Diversified Fund and Socially Responsible Fund, and provides services at an annual rate of $14,000 per share class plus other transaction based fees and out of pocket expenses.

The Trust has entered into Shareholder Servicing Agreements that permit payment of compensation to City National Bank (“CNB”) and its affiliates (including CNAM) which provide certain shareholder support for their customers who own Institutional Class (for the Money Market Funds only), Class N, Class S or Servicing Class Shares. In consideration for such services, a shareholder servicing fee is charged at the annual rate of up to 0.25% of average daily net assets of the relevant class of each Fund. CNB and CNAM have both agreed to voluntarily waive portions of their shareholder servicing fees with respect to certain Funds. For the six months ended March 31, 2012, CNB and CNAM received Shareholder Servicing fees from the Trust in the amounts of $837,858 and $0, respectively.

Certain officers of the Trust are also officers of CNAM or the Administrator. Such officers are paid no fees by the Trust for serving as officers of the Trust.

CNI CHARTER FUNDS | PAGE 82

4.	INVESTMENT ADVISORY FEES AND OTHER AGREEMENTS:

Under the terms of the current investment management agreements, CNAM receives an annual fee equal to a percentage of the average daily net assets of the Funds, as follows:

Fund	Fee
Government Money Market Fund	0.26%
Prime Money Market Fund	0.25
California Tax Exempt Money Market Fund	0.27
Limited Maturity Fixed Income Fund	0.50
Government Bond Fund	0.43
Corporate Bond Fund	0.40
California Tax Exempt Bond Fund	0.27
Full Maturity Fixed Income Fund	0.50
High Yield Bond Fund	0.75
Multi-Asset Fund	0.50
Diversified Equity Fund	0.75*
Large Cap Value Equity Fund	0.62
Large Cap Growth Equity Fund	0.65
Socially Responsible Equity Fund	0.75

*
CNAM has contractually agreed to waive a portion of the annual management fee payable to it by the Diversified Equity Fund, thereby reducing the annual management fee from 0.75% of average daily net assets to 0.65% of average daily net assets. This limitation will be in effect until January 28, 2013.

Robert W. Baird & Co., Incorporated and Boyd Watterson Asset Management, LLC act as the investment sub-advisers with respect to the Full Maturity Fund.

Guggenheim Investment Management, LLC acts as the investment sub-adviser with respect to the High Yield Bond Fund.

SKBA Capital Management, LLC and Turner Investments, L.P. act as the investment sub-advisers with respect to the Diversified Fund.

SKBA Capital Management, LLC acts as the investment sub-adviser with respect to the Socially Responsible Fund.

Sub-adviser fees are paid by CNAM.

CNAM has agreed to limit its fees or reimburse expenses to the extent necessary to keep operating expenses at or below certain percentages of certain of the Funds’ respective average daily net assets. For the Limited Maturity Fixed Income Fund, Full Maturity Fixed Income Fund, Diversified Equity Fund and Socially Responsible Equity Fund the expense limitations are contractual and for the other funds they are voluntary. The expense limitations (expressed as percentages of average daily net assets) are as follows:

	Government Money Market Fund	Prime Money Market Fund	California Tax Exempt Money Market Fund
Institutional Class	0.63%	0.63%	0.55%
Class N	0.85%	0.85%	0.78%
Class S	1.05%	1.05%	0.98%

	Limited Maturity Fixed Income Fund	Government Bond Fund	Corporate Bond Fund	California Tax Exempt Bond Fund
Institutional Class	1.00%	0.55%	n/a	n/a
Class N	1.25%	1.05%	1.05%	0.85%
Servicing Class	n/a	0.80%	0.80%	0.60%

	Full Maturity Fixed Income Fund	High Yield Bond Fund	Multi-Asset Fund	Diversified Equity Fund
Institutional Class	1.00%	0.85%	1.25%	1.25%
Class N	1.25%	1.40%	1.75%	1.50%
Servicing Class	n/a	1.10%	1.50%	n/a

	Large Cap Value Equity Fund	Large Cap Growth Equity Fund	Socially Responsible Equity Fund
Institutional Class	0.75%	n/a	1.25%
Class N	1.25%	1.30%	1.50%
Servicing Class	1.00%	1.05%	n/a

Any fee reductions or expense reimbursements may be repaid by a Fund to CNAM, as applicable, within three years after occurrence, subject to certain restrictions and only if such repayments do not cause the Fund’s expense ratios, at the time of repayment, to exceed the applicable amount shown in the preceding table.

CNI CHARTER FUNDS | PAGE 83

notes to financial statements
March 31, 2012 (Unaudited)

As of March 31, 2012, fees which were previously waived by CNAM which may be subject to possible future reimbursement were as follows:

Fund	Potential Amount of Recovery (000)	Expiration
Government Money Market Fund	$2,210	2012
	5,102	2013
	6,470	2014
	3,864	2015
Prime Money Market Fund	880	2012
	1,372	2013
	1,533	2014
	834	2015
California Tax Exempt Money Market Fund	1,568	2012
	1,560	2013
	1,498	2014
	1,166	2015
Government Bond Fund	49	2012
	101	2013
	122	2014
	11	2015
California Tax Exempt Bond Fund	39	2012
	46	2013
	56	2014
	15	2015
High Yield Bond Fund	25	2012
	43	2013
	67	2014
	13	2015
Diversified Equity Fund	1	2015

CNAM, CNB and the Administrator have voluntarily agreed to further waive and reduce their fees and/or reimburse certain expenses of the Money Market Funds in order to maintain a one-day net income yield (yield floor) of each Fund of not less than 0.01% of the Fund’s average daily net assets. The following table shows waivers, with respect to such yield floor, by class for the six months ended March 31, 2012:

	Shareholder Servicing Fee Waiver (000)		Investment Advisory Fee Waiver (000)	Administration Fee Waiver (000)
Government Money Market Fund
Institutional	$145		$132	$5
Class N	7,266	(1)	3,392	132
Class S	1,027	(1)	341	13

Prime Money Market Fund
Institutional	708		373	26
Class N	1,004	(1)	276	19
Class S	949	(1)	186	12

California Tax Exempt Money Market Fund
Institutional	194		153	7
Class N	1,638	(1)	668	31
Class S	273	(1)	79	4

(1)	Includes class specific distribution expenses.

5.	INVESTMENT TRANSACTIONS:

The cost of security purchases and proceeds from the sale and maturities of securities, other than temporary investments in short-term securities for the six months ended March 31, 2012, were as follows for the Fixed Income Funds, Multi-Asset Fund and Equity Funds:

	Purchases			Sales and Maturities
Fund	U.S. Gov’t (000)	Other (000)		U.S. Gov’t (000)	Other (000)
Limited Maturity Fixed Income Fund	$5,941	$1,244		$3,035	$2,015
Government Bond Fund	40,844	—		48,945	—
Corporate Bond Fund	—	29,505		87	22,272
California Tax Exempt Bond Fund	—	9,402		—	9,310
Full Maturity Fixed Income Fund	12,331	5,844		11,912	6,544
High Yield Bond Fund	—	50,595		—	30,343
Multi-Asset Fund	—	23,477	*	—	14,167	*
Diversified Equity Fund	—	26,557		—	41,448
Large Cap Value Equity Fund	—	16,188		—	15,418
Large Cap Growth Equity Fund	—	9,758		—	16,896
Socially Responsible Equity Fund	—	33,681		—	10,575

*	Includes $240(000) and $1,580(000) of purchases and sales, respectively, of affiliated registered investment companies.

6.	FEDERAL TAX INFORMATION:

It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

Management has analyzed the Funds’ tax position taken on federal income tax returns for all open tax years and has concluded that as of September 30, 2011, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from accounting

CNI CHARTER FUNDS | PAGE 84

principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss), or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the years ended September 30, 2011 and September 30, 2010 were as follows:

Fund	Tax Exempt Income (000)	Ordinary Income (000)	Long-Term Capital Gain (000)	Return of Capital (000)	Total (000)
Government Money Market Fund
2011	$—	$509	$—	$—	$509
2010	—	680	—	—	680
Prime Money Market Fund
2011	—	533	—	—	533
2010	—	921	—	—	921
California Tax Exempt Money Market Fund
2011	163	1	—	—	164
2010	246	9	—	—	255
Limited Maturity Fixed Income Fund
2011	—	579	—	—	579
2010	—	848	—	—	848
Government Bond Fund
2011	—	3,356	—	—	3,356
2010	—	3,564	—	—	3,564
Corporate Bond Fund
2011	—	3,390	—	—	3,390
2010	—	3,307	—	—	3,307
California Tax Exempt Bond Fund
2011	1,360	—	187	—	1,547
2010	1,234	1	—	—	1,235
Full Maturity Fixed Income Fund
2011	—	1,427	110	—	1,537
2010	—	1,544	195	—	1,739
High Yield Bond Fund
2011	—	6,045	—	—	6,045
2010	—	4,049	—	—	4,049
Multi-Asset Fund
2011	—	662	—	—	662
2010	—	521	—	—	521
Diversified Equity Fund
2011	—	231	—	—	231
2010	—	304	—	2	306
Large Cap Value Equity Fund
2011	—	1,478	—	—	1,478
2010	—	1,234	—	—	1,234
Large Cap Growth Equity Fund
2011	—	62	—	—	62
2010	—	164	—	—	164
Socially Responsible Equity Fund
2011	—	902	—	—	902
2010	—	589	—	—	589

CNI CHARTER FUNDS | PAGE 85

notes to financial statements
March 31, 2012 (Unaudited)

As of September 30, 2011, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income (000)	Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)	Capital Loss Carryforwards (000)	Post-October Losses (000)	Unrealized Appreciation (Depreciation) (000)	Other Temporary Differences (000)	Total Distributable Earnings (Accumulated Losses) (000)
Government Money Market Fund	$—	$28	$—	$(5)	$—	$—	$(28)	$(5)
Prime Money Market Fund	—	17	—	—	(12)	—	(17)	(12)
California Tax Exempt Money Market Fund	9	—	—	—	—	—	(7)	2
Limited Maturity Fixed Income Fund	—	41	—	(2,456)	—	503	(41)	(1,953)
Government Bond Fund	—	213	143	—	—	4,080	(212)	4,224
Corporate Bond Fund	—	256	538	—	—	1,976	(256)	2,514
California Tax Exempt Bond Fund	62	120	299	—	—	1,555	(120)	1,916
Full Maturity Fixed Income Fund	—	157	432	—	—	2,121	(99)	2,611
High Yield Bond Fund	—	621	—	(1,998)	—	(4,729)	(621)	(6,727)
Multi-Asset Fund	—	145	—	(2,014)	—	(2,291)	(131)	(4,291)
Diversified Equity Fund	—	62	—	(19,423)	—	(3,409)	(62)	(22,832)
Large Cap Value Equity Fund	—	383	—	(3,824)	—	(9,346)	(383)	(13,170)
Large Cap Growth Equity Fund	—	—	—	(1,195)	—	(1,173)	—	(2,368)
Socially Responsible Equity Fund	—	235	—	(11,097)	(589)	(19)	(235)	(11,705)

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any future net realized capital gains. As of September 30, 2011, the breakdown of capital loss carryforwards was as follows:

	Expiring September 30,
Fund	2012 (000)	2013 (000)	2014 (000)	2015 (000)	2016 (000)	2017 (000)	2018 (000)	2019 (000)
Government Money Market Fund	$—	$—	$—	$—	$—	$—	$—	$5
Limited Maturity Fixed Income Fund	—	502	132	1,415	—	81	326	—
High Yield Bond Fund	—	—	—	—	—	257	1,741	—
Multi-Asset Fund	—	—	—	—	—	686	1,328	—
Diversified Equity Fund	—	—	—	—	—	6,090	13,333	—
Large Cap Value Equity Fund	—	—	—	—	—	—	3,824	—
Large Cap Growth Equity Fund	67	—	—	—	—	—	1,128	—
Socially Responsible Equity Fund	—	—	—	—	81	2,161	7,193	1,662

During the year ended September 30, 2011, the following Funds had utilized capital loss carryforwards to offset capital gains amounting to:

Fund	Amount (000)
Limited Maturity Fixed Income Fund	$358
Government Bond Fund	26
Corporate Bond Fund	519
High Yield Bond Fund	1,364
Multi-Asset Fund Fund	1,623
Diversified Equity Fund	4,494
Large Cap Value Equity Fund	4,641
Large Cap Growth Equity Fund	2,812

Under the Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

CNI CHARTER FUNDS | PAGE 86

Post-October losses represent losses realized on investments and foreign currency transactions from November 1, 2010, through September 30, 2011, that, in accordance with Federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

The aggregate gross unrealized appreciation on securities, the aggregate gross unrealized depreciation on securities and the net unrealized appreciation/ (depreciation) for tax purposes at March 31 2012, for each of the Fixed Income Funds, Equity Funds and Multi-Asset Fund were as follows:

Fund	Federal Tax Cost (000)	Aggregate Gross Unrealized Appreciation (000)	Aggregate Gross Unrealized Depreciation (000)	Net Unrealized Appreciation (Deprecation) (000)
Limited Maturity Fixed Income Fund	$38,189	$657	$(45)	$612
Government Bond Fund	170,139	3,574	(326)	3,248
Corporate Bond Fund	116,113	3,901	(253)	3,648
California Tax Exempt Bond Fund	55,652	1,858	(99)	1,759
Full Maturity Fixed Income Fund	43,382	1,668	(167)	1,501
High Yield Bond Fund	122,211	4,936	(3,659)	1,277
Multi-Asset Fund	47,233	2,181	(925)	1,256
Diversified Equity Fund	43,893	5,740	(469)	5,271
Large Cap Value Equity Fund	110,909	17,156	(5,481)	11,675
Large Cap Growth Equity Fund	38,815	9,748	(1,365)	8,383
Socially Responsible Equity Fund	89,264	15,622	(1,842)	13,780

At March 31, 2012, the Money Market Funds’ cost of securities for Federal income tax purposes approximates the cost disclosed in the Schedule of Investments.

7.	CONCENTRATIONOF CREDIT RISK

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

The Multi-Asset Fund may invest in exchange-traded notes (“ETNs”) as a non-principal investment strategy. ETNs are unsecured debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indexes. In addition to trading ETNs on exchanges, investors may redeem ETNs directly with the issuer on a weekly basis, typically in a minimum amount of 50,000 units, or hold the ETNs until maturity. ETNs are riskier than ordinary unsecured debt securities and have no principal protection. The Fund will generally invest in ETNs which are linked to commodities indexes. The Fund’s investment in an ETN may be influenced by many unpredictable factors, including highly volatile commodities prices, changes in supply and demand relationships, weather, agriculture, trade, changes in interest rates, and monetary and other governmental policies, action and inaction. Investing in ETNs is not equivalent to investing directly in index components or the relevant index itself. Because ETNs are debt securities, they possess credit risk; if the issuer has financial difficulties or goes bankrupt, the investor may not receive the return it was promised.

California Tax Exempt Funds – Specific Risks

The ability of issuers to pay interest on, and repay principal of, California municipal securities may be affected by economic and political developments in the State of California.

Certain securities are backed by letters of credit from various financial institutions and financial guaranty assurance agencies. These letters of credit enhance the credit quality of the individual securities; however, if any of the financial institutions or financial guaranty assurance agencies’ credit quality should deteriorate, it could cause the individual security’s credit quality to change. Additionally, if any of the Funds concentrate their letters of credit in any one financial institution, the risk of credit quality deterioration increases.

CNI CHARTER FUNDS | PAGE 87

notes to financial statements
March 31, 2012 (Unaudited)

8.	CAPITAL SHARES ISSUED AND REDEEMED:

Capital share activity for the six months ended March 31, 2012 (Unaudited) and the year ended September 30, 2011 were as follows:

	Government Money Market Fund (000)		Prime Money Market Fund (000)		California Tax Exempt Money Market Fund (000)
	2012	2011	2012	2011	2012	2011
CAPITAL SHARES ISSUED AND REDEEMED:
Institutional Class:
Shares issued	436,361	468,707	1,759,629	2,567,876	549,607	1,057,959
Shares issued in Lieu of Dividends and Distributions	—	—	9	51	—	—
Shares redeemed	(385,443)	(498,052)	(1,876,275)	(2,427,636)	(594,068)	(1,028,266)
Net Institutional Class transactions	50,918	(29,345)	(116,637)	140,291	(44,461)	29,693
Class N:
Shares issued	2,316,420	6,046,915	394,304	1,236,194	488,174	1,294,708
Shares issued in Lieu of Dividends and Distributions	120	374	14	93	33	117
Shares redeemed	(2,559,242)	(5,719,187)	(450,529)	(1,218,312)	(430,977)	(1,305,501)
Net Class N transactions	(242,702)	328,102	(56,211)	17,975	57,230	(10,676)
Class S:
Shares issued	369,986	849,467	680,110	1,490,167	111,967	301,856
Shares issued in Lieu of Dividends and Distributions	—	—	—	—	—	—
Shares redeemed	(383,675)	(906,968)	(711,538)	(1,577,615)	(120,942)	(271,899)
Net Class S transactions	(13,689)	(57,501)	(31,428)	(87,448)	(8,975)	29,957

	Limited Maturity Fixed Income Fund (000)		Government Bond Fund (000)		Corporate Bond Fund (000)		California Tax Exempt Bond Fund (000)
	2012	2011	2012	2011	2012	2011	2012	2011
CAPITAL SHARES ISSUED AND REDEEMED:
Institutional Class:
Shares issued	161	210	4,603	—	—	—	—	—
Shares issued in Lieu of Dividends and Distributions	11	28	4	—	—	—	—	—
Shares redeemed	(61)	(358)	(66)	—	—	—	—	—
Net Institutional Class transactions	111	(120)	4,541	—	—	—	—	—
Class N:
Shares issued	53	763	10	50	17	100	22	145
Shares issued in Lieu of Dividends and Distributions	3	5	1	3	2	3	5	6
Shares redeemed	(100)	(1,021)	(14)	(84)	(22)	(88)	(20)	(33)
Net Class N transactions	(44)	(253)	(3)	(31)	(3)	15	7	118
Servicing Class:
Shares issued	—	—	2,454	5,375	2,409	3,825	939	2,513
Shares issued in Lieu of Dividends and Distributions	—	—	86	227	67	99	47	66
Shares redeemed	—	—	(7,431)	(3,818)	(2,005)	(3,090)	(967)	(1,349)
Net Servicing Class transactions	—	—	(4,891)	1,784	471	834	19	1,230

CNI CHARTER FUNDS | PAGE 88

8.	CAPITAL SHARES ISSUED AND REDEEMED (CONTINUED):

	Full Maturity Fixed Income Fund (000)		High Yield Bond Fund (000)		Multi-Asset Fund (000)		Diversified Equity Fund (000)
	2012	2011	2012	2011	2012	2011	2012	2011
CAPITAL SHARES ISSUED AND REDEEMED:
Institutional Class:
Shares issued	44	103	3,430	—	1,303	—	26	271
Shares issued in Lieu of Dividends and Distributions	87	113	8	—	7	—	8	11
Shares redeemed	(5)	(385)	(177)	—	(1)	—	(1,261)	(647)
Net Institutional Class transactions	126	(169)	3,261	—	1,309	—	(1,227)	(365)
Class N:
Shares issued	5	233	635	992	170	964	2	39
Shares issued in Lieu of Dividends and Distributions	1	6	91	159	17	21	1	—
Shares redeemed	(17)	(544)	(367)	(446)	(294)	(439)	(90)	(168)
Net Class N transactions	(11)	(305)	359	705	(107)	546	(87)	(129)
Servicing Class:
Shares issued	—	—	5,133	6,022	381	1,023	—	—
Shares issued in Lieu of Dividends and Distributions	—	—	146	147	16	21	—	—
Shares redeemed	—	—	(5,971)	(1,989)	(1,519)	(198)	—	—
Net Servicing Class transactions	—	—	(692)	4,180	(1,122)	846	—	—

	Large Cap Value Equity Fund (000)		Large Cap Growth Equity Fund (000)		Socially Responsible Equity Fund (000)
	2012	2011	2012	2011	2012	2011
CAPITAL SHARES ISSUED AND REDEEMED:
Institutional Class:
Shares issued	3,453	—	—	—	776	1,674
Shares issued in Lieu of Dividends and Distributions	13	—	—	—	54	91
Shares redeemed	(69)	—	—	—	(523)	(1,127)
Net Institutional Class transactions	3,397	—	—	—	307	638
Class N:
Shares issued	44	73	60	172	2,082	189
Shares issued in Lieu of Dividends and Distributions	3	9	—	—	8	4
Shares redeemed	(130)	(172)	(77)	(128)	(46)	(95)
Net Class N transactions	(83)	(90)	(17)	44	2,044	98
Servicing Class:
Shares issued	1,597	2,893	502	2,163	—	—
Shares issued in Lieu of Dividends and Distributions	39	124	4	3	—	—
Shares redeemed	(4,728)	(3,161)	(1,310)	(1,627)	—	—
Net Servicing Class transactions	(3,092)	(144)	(804)	539	—	—

9.	SUBSEQUENT EVENTS

The Trust has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no adjustments were required to the financial statements as of March 31, 2012.

CNI CHARTER FUNDS | PAGE 89

disclosure of fund expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a Fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, class-specific distribution fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the Fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes – NOT your Fund’s actual return – the account values shown do not apply to your specific investment.

	Beginning Account Value 10/1/2011	Ending Account Value 3/31/2012	Annualized Expense Ratios	Expense Paid During Period*
Government Money Market Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,000.10	0.11%	$0.55
Class N	1,000.00	1,000.10	0.11	0.55
Class S	1,000.00	1,000.10	0.11	0.55

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,024.45	0.11%	$0.56
Class N	1,000.00	1,024.45	0.11	0.56
Class S	1,000.00	1,024.45	0.11	0.56

Prime Money Market Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,000.10	0.20%	$1.00
Class N	1,000.00	1,000.10	0.21	1.05
Class S	1,000.00	1,000.10	0.21	1.05

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,024.00	0.20%	$1.01
Class N	1,000.00	1,023.95	0.21	1.06
Class S	1,000.00	1,023.95	0.21	1.06

	Beginning Account Value 10/1/2011	Ending Account Value 3/31/2012	Annualized Expense Ratios	Expense Paid During Period*
California Tax Exempt Money Market Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,000.10	0.09%	$0.45
Class N	1,000.00	1,000.10	0.09	0.45
Class S	1,000.00	1,000.10	0.09	0.45

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,024.55	0.09%	$0.46
Class N	1,000.00	1,024.55	0.09	0.46
Class S	1,000.00	1,024.55	0.09	0.46

Limited Maturity Fixed Income Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,009.40	0.69%	$3.47
Class N	1,000.00	1,008.10	0.94	4.72

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,021.55	0.69%	$3.49
Class N	1,000.00	1,020.30	0.94	4.75

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

CNI CHARTER FUNDS | PAGE 90

	Beginning Account Value 10/1/2011	Ending Account Value 3/31/2012	Annualized Expense Ratios	Expense Paid During Period*
Government Bond Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,028.60	0.57%	$0.95	**
Class N	1,000.00	1,026.00	1.01	5.12
Servicing Class	1,000.00	1,026.00	0.75	3.80

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,022.15	0.57%	$2.88
Class N	1,000.00	1,019.95	1.01	5.10
Servicing Class	1,000.00	1,021.25	0.75	3.79

Corporate Bond Fund
Actual Fund Return
Class N	$1,000.00	$1,031.50	1.00%	$5.08
Servicing Class	1,000.00	1,032.80	0.75	3.81

Hypothetical 5% Return
Class N	$1,000.00	$1,020.00	1.00%	$5.05
Servicing Class	1,000.00	1,021.25	0.75	3.79

California Tax Exempt Bond Fund
Actual Fund Return
Class N	$1,000.00	$1,021.60	0.81%	$4.09
Servicing Class	1,000.00	1,022.90	0.56	2.83

Hypothetical 5% Return
Class N	$1,000.00	$1,020.95	0.81%	$4.09
Servicing Class	1,000.00	1,022.20	0.56	2.83

Full Maturity Fixed Income Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,014.50	0.68%	$3.42
Class N	1,000.00	1,014.20	0.93	4.68

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,021.60	0.68%	$3.44
Class N	1,000.00	1,020.35	0.93	4.70

High Yield Bond Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,106.50	0.92%	$1.56	***
Class N	1,000.00	1,102.90	1.36	7.15
Servicing Class	1,000.00	1,104.50	1.06	5.58

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,020.40	0.92%	$4.65
Class N	1,000.00	1,018.20	1.36	6.86
Servicing Class	1,000.00	1,019.70	1.06	5.35

Beginning Account Value 10/1/2011	Ending Account Value 3/31/2012	Annualized Expense Ratios	Expense Paid During Period*
Multi-Asset Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,066.70	0.70%	$1.19	****
Class N	1,000.00	1,064.80	1.09	5.63
Servicing Class	1,000.00	1,067.30	0.84	4.34

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,021.50	0.70%	$3.54
Class N	1,000.00	1,019.55	1.09	5.50
Servicing Class	1,000.00	1,020.80	0.84	4.24

Diversified Equity Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,231.00	0.93%	$5.19
Class N	1,000.00	1,228.60	1.18	6.57

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,020.35	0.93%	$4.70
Class N	1,000.00	1,019.10	1.18	5.96

Large Cap Value Equity Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,225.70	0.75%	$1.37	**
Class N	1,000.00	1,222.40	1.21	6.72
Servicing Class	1,000.00	1,224.80	0.96	5.34

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,021.25	0.75%	$3.79
Class N	1,000.00	1,018.95	1.21	6.11
Servicing Class	1,000.00	1,020.20	0.96	4.85

Large Cap Growth Equity Fund
Actual Fund Return
Class N	$1,000.00	$1,257.10	1.24%	$7.00
Servicing Class	1,000.00	1,258.20	0.99	5.59

Hypothetical 5% Return
Class N	$1,000.00	$1,018.80	1.24%	$6.26
Servicing Class	1,000.00	1,020.05	0.99	5.00

Socially Responsible Equity Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,217.40	0.90%	$4.99
Class N	1,000.00	1,215.30	1.15	6.37

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,020.50	0.90%	$4.55
Class N	1,000.00	1,019.25	1.15	5.81

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 60/366 (to reflect the period since inception).

***	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 59/366 (to reflect the period since inception).

****	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 10/366 (to reflect the period since inception).

CNI CHARTER FUNDS | PAGE 91

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CNI CHARTER FUNDS | PAGE 92

THANK YOU

for your investment with CNI Charter Funds. We value the trust you have placed in us to help you achieve your financial goals.

For more information on CNI Charter Funds, including charges and expenses, please call 1-888-889-0799 or go to cnicharterfunds.com for a free prospectus. Read it carefully before you invest or send money.

CNI-SA-004-0400

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

CNI Charter Funds (the "Fund") has adopted the following procedures by which shareholders may recommend nominees to the Fund's Board of Trustees. The Fund has a Nominating Committee comprised solely of persons who are not considered "interested persons" of the Fund within the meaning of the Investment Company Act of 1940. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees.  While the Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board, so long as the shareholder or shareholder group submitting a proposed nominee: (a) beneficially owns more than 5% of the Fund's voting shares and has held such shares continuously for two years, and (b) is not an adverse holder.  No eligible shareholder or shareholder group may submit more than one independent Board member nominee each year.  Such suggestions must be sent in writing to the Fund 's Secretary, and must be accompanied by the shareholder's contact information, the nominee's contact information and number of Fund shares owned by the nominee, all information regarding the nominee that would be required to be disclosed in solicitations of proxies for elections of directors required under the Securities Exchange Act of 1934, and a notarized letter from the nominee stating his or her intention to serve as a nominee and be named in the Fund's proxy statement, if so designated by the Committee and the Board of Trustees.

Item 11.	Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report.  In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b)  Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CNI Charter Funds

By (Signature and Title)*	/s/ Rich Gershen
Rich Gershen, President & CEO

Date: 6/5/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Rich Gershen
Rich Gershen, President & CEO

Date: 6/5/12

By (Signature and Title)*	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Controller and COO

Date: 6/5/12

*     Print the name and title of each signing officer under his or her signature.